UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Semiannual Report

September 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Advisor Freedom Income	10 11 12	Investment Changes Investments Financial Statements
Advisor Freedom 2005	16 17 18	Investment Changes Investments Financial Statements
Advisor Freedom 2010	22 23 24	Investment Changes Investments Financial Statements
Advisor Freedom 2015	28 29 30	Investment Changes Investments Financial Statements
Advisor Freedom 2020	34 35 36	Investment Changes Investments Financial Statements
Advisor Freedom 2025	40 41 42	Investment Changes Investments Financial Statements
Advisor Freedom 2030	46 47 48	Investment Changes Investments Financial Statements
Advisor Freedom 2035	52 53 54	Investment Changes Investments Financial Statements
Advisor Freedom 2040	58 59 60	Investment Changes Investments Financial Statements
Advisor Freedom 2045	64 65 66	Investment Changes Investments Financial Statements
Advisor Freedom 2050	70 71 72	Investment Changes Investments Financial Statements
Notes	76	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	92

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 956.30	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 954.90	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 952.60	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 953.30	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 957.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 911.20	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 909.60	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 906.60	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 907.20	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 911.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 906.90	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 906.00	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 903.70	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 903.50	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 908.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 900.30	$ 1.19
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 899.50	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 897.00	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 897.00	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 901.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 879.90	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 879.20	$ 2.36
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 876.70	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 877.30	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 881.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 874.80	$ 1.17
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 872.70	$ 2.35
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 871.30	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 871.20	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 875.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 860.60	$ 1.17
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 859.60	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 857.40	$ 4.66
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 856.90	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 861.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 857.60	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 857.20	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 854.60	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 854.70	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 859.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 853.80	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 852.10	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 850.60	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 850.70	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 854.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 851.50	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 851.70	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 849.30	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 849.10	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 854.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 848.40	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 846.80	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 844.60	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 844.50	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 848.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	1.2	1.3
Fidelity Advisor Dividend Growth Fund Institutional Class	2.0	2.2
Fidelity Advisor Equity Growth Fund Institutional Class	2.6	2.4
Fidelity Advisor Equity Income Fund Institutional Class	3.9	3.8
Fidelity Advisor Growth & Income Fund Institutional Class	3.4	3.3
Fidelity Advisor Large Cap Fund Institutional Class	3.3	3.3
Fidelity Advisor Mid Cap Fund Institutional Class	1.4	1.8
Fidelity Advisor Small Cap Fund Institutional Class	0.9	0.8
Fidelity Small Cap Opportunities Fund	0.8	0.9
	19.5	19.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.7	4.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	12.5	9.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.4	6.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.8	6.6
Fidelity Advisor Total Bond Fund Institutional Class	10.4	11.9
	35.1	34.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	20.2	20.3
Fidelity Institutional Money Market Portfolio Institutional Class	20.5	20.9
	40.7	41.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	19.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	40.7%

Six months ago
Domestic Equity Funds	19.8%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	41.2%

The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.5%
	Shares	Value
Domestic Equity Funds - 19.5%
Fidelity 100 Index Fund	239,204	$ 2,049,982
Fidelity Advisor Dividend Growth Fund Institutional Class	362,273	3,492,311
Fidelity Advisor Equity Growth Fund Institutional Class	91,703	4,569,585
Fidelity Advisor Equity Income Fund Institutional Class	301,892	6,774,446
Fidelity Advisor Growth & Income Fund Institutional Class	367,502	5,905,758
Fidelity Advisor Large Cap Fund Institutional Class	399,003	5,897,272
Fidelity Advisor Mid Cap Fund Institutional Class	156,133	2,562,137
Fidelity Advisor Small Cap Fund Institutional Class	68,182	1,525,913
Fidelity Small Cap Opportunities Fund	188,973	1,415,407
TOTAL EQUITY FUNDS (Cost $39,933,016)		34,192,811
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 4.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,066,066	8,208,708
Investment Grade Fixed-Income Funds - 35.1%
Fidelity Advisor Government Income Fund Institutional Class	2,103,365	21,874,995
Fidelity Advisor Intermediate Bond Fund Institutional Class	949,022	9,461,746
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,264,481	11,848,186
Fidelity Advisor Total Bond Fund Institutional Class	1,875,647	18,193,777
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		61,378,704
TOTAL FIXED-INCOME FUNDS (Cost $74,018,021)		69,587,412
Short-Term Funds - 40.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,994,248	$ 35,468,920
Fidelity Institutional Money Market Portfolio Institutional Class	35,823,385	35,823,384
TOTAL SHORT-TERM FUNDS (Cost $73,015,706)		71,292,304
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $186,966,743)		$ 175,072,527
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 175,072,527	$ 175,072,527	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $186,966,743) - See accompanying schedule		$ 175,072,527
Cash		1
Receivable for investments sold		151,628
Receivable for fund shares sold		2,141,677
Total assets		177,365,833

Liabilities
Payable for investments purchased	$ 1,400,525
Payable for fund shares redeemed	932,893
Distribution fees payable	56,185
Total liabilities		2,389,603

Net Assets		$ 174,976,230
Net Assets consist of:
Paid in capital		$ 186,748,188
Undistributed net investment income		429,984
Accumulated undistributed net realized gain (loss) on investments		(307,726)
Net unrealized appreciation (depreciation) on investments		(11,894,216)
Net Assets		$ 174,976,230

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($103,146,247 ÷ 10,503,264 shares)		$ 9.82

Maximum offering price per share (100/94.25 of $9.82)		$ 10.42
Class T: Net Asset Value and redemption price per share ($44,676,973 ÷ 4,552,641 shares)		$ 9.81

Maximum offering price per share (100/96.50 of $9.81)		$ 10.17
Class B: Net Asset Value and offering price per share ($5,076,371 ÷ 517,815 shares)A		$ 9.80

Class C: Net Asset Value and offering price per share ($12,753,545 ÷ 1,301,329 shares)A		$ 9.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,323,094 ÷ 947,542 shares)		$ 9.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,735,511

Expenses
Distribution fees	$ 335,145
Independent trustees' compensation	350
Total expenses before reductions	335,495
Expense reductions	(350)	335,145
Net investment income (loss)		2,400,366
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(414,778)
Capital gain distributions from underlying funds	153,755	(261,023)
Change in net unrealized appreciation (depreciation) on underlying funds		(10,266,575)
Net gain (loss)		(10,527,598)
Net increase (decrease) in net assets resulting from operations		$ (8,127,232)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,400,366	$ 4,974,929
Net realized gain (loss)	(261,023)	904,108
Change in net unrealized appreciation (depreciation)	(10,266,575)	(4,555,179)
Net increase (decrease) in net assets resulting from operations	(8,127,232)	1,323,858
Distributions to shareholders from net investment income	(2,395,981)	(4,882,484)
Distributions to shareholders from net realized gain	(643,356)	(774,653)
Total distributions	(3,039,337)	(5,657,137)
Share transactions - net increase (decrease)	24,415,821	55,528,124
Total increase (decrease) in net assets	13,249,252	51,194,845

Net Assets
Beginning of period	161,726,978	110,532,133
End of period (including undistributed net investment income of $429,984 and undistributed net investment income of $425,599, respectively)	$ 174,976,230	$ 161,726,978

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.74	$ 10.52	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.40	.36	.29	.20	.13
Net realized and unrealized gain (loss)	(.60)	(.21)	.29	.23	(.10)	.36
Total from investment operations	(.45)	.19	.65	.52	.10	.49
Distributions from net investment income	(.15)	(.40)	(.35)	(.27)	(.19)	(.09)
Distributions from net realized gain	(.04)	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.19)	(.47) J	(.43)	(.30) I	(.20)	(.09)
Net asset value, end of period	$ 9.82	$ 10.46	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Total Return B, C, D	(4.37)%	1.73%	6.38%	5.12%	.99%	4.95%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.91% A	3.77%	3.46%	2.83%	1.96%	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,146	$ 87,469	$ 49,721	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate	19% A	56%	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share. J Total distributions of $.469 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.73	$ 10.51	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.38	.34	.27	.18	.11
Net realized and unrealized gain (loss)	(.60)	(.22)	.29	.22	(.10)	.37
Total from investment operations	(.46)	.16	.63	.49	.08	.48
Distributions from net investment income	(.14)	(.38)	(.33)	(.24)	(.16)	(.09)
Distributions from net realized gain	(.04)	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.18)	(.44) I	(.41)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 9.81	$ 10.45	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Total ReturnB, C, D	(4.51)%	1.48%	6.11%	4.78%	.79%	4.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.58%	.58% A
Net investment income (loss)	2.66% A	3.52%	3.21%	2.58%	1.71%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,677	$ 44,882	$ 39,739	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate	19% A	56%	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.443 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.72	$ 10.50	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.32	.29	.22	.12	.07
Net realized and unrealized gain (loss)	(.60)	(.21)	.28	.21	(.10)	.37
Total from investment operations	(.49)	.11	.57	.43	.02	.44
Distributions from net investment income	(.11)	(.32)	(.27)	(.19)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.15)	(.39) J	(.35)	(.22) I	(.11)	(.06)
Net asset value, end of period	$ 9.80	$ 10.44	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Total Return B, C, D	(4.74)%	.97%	5.57%	4.27%	.23%	4.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	2.16% A	3.02%	2.71%	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,076	$ 5,539	$ 4,993	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate	19% A	56%	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. J Total distributions of $.338 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.71	$ 10.50	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.32	.29	.22	.12	.07
Net realized and unrealized gain (loss)	(.59)	(.21)	.27	.22	(.09)	.37
Total from investment operations	(.48)	.11	.56	.44	.03	.44
Distributions from net investment income	(.11)	(.32)	(.27)	(.19)	(.11)	(.07)
Distributions from net realized gain	(.04)	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.15)	(.39) J	(.35)	(.22) I	(.12)	(.07)
Net asset value, end of period	$ 9.80	$ 10.43	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Total Return B, C, D	(4.67)%	.97%	5.48%	4.37%	.24%	4.39%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	2.16% A	3.02%	2.71%	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,754	$ 14,718	$ 13,279	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate	19% A	56%	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. J Total distributions of $.389 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.76	$ 10.53	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.43	.39	.32	.23	.14
Net realized and unrealized gain (loss)	(.59)	(.21)	.30	.23	(.11)	.37
Total from investment operations	(.43)	.22	.69	.55	.12	.51
Distributions from net investment income	(.17)	(.43)	(.38)	(.29)	(.21)	(.10)
Distributions from net realized gain	(.04)	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.21)	(.50) H	(.46)	(.33)	(.22)	(.10)
Net asset value, end of period	$ 9.84	$ 10.48	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Total Return B, C	(4.24)%	2.00%	6.72%	5.39%	1.21%	5.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.08%	.08% A
Net investment income (loss)	3.16% A	4.02%	3.71%	3.08%	2.21%	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,323	$ 9,119	$ 2,800	$ 1,134	$ 626	$ 359
Portfolio turnover rate	19% A	56%	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.498 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.2	2.1
Fidelity Advisor Dividend Growth Fund Institutional Class	4.1	4.6
Fidelity Advisor Equity Growth Fund Institutional Class	5.0	4.6
Fidelity Advisor Equity Income Fund Institutional Class	7.4	7.2
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.3
Fidelity Advisor Large Cap Fund Institutional Class	6.4	6.3
Fidelity Advisor Mid Cap Fund Institutional Class	2.9	3.2
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.6
Fidelity Small Cap Opportunities Fund	1.6	1.6
	37.8	37.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.1	4.3
Fidelity Advisor Overseas Fund Institutional Class	4.1	4.3
	8.2	8.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.7	4.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	11.9	10.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.4	6.5
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.7	7.0
Fidelity Advisor Total Bond Fund Institutional Class	10.7	12.4
	34.7	36.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	7.2	6.4
Fidelity Institutional Money Market Portfolio Institutional Class	7.4	6.6
	14.6	13.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	37.8%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	34.7%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	37.5%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	13.0%

Expected
Domestic Equity Funds	38.2%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	33.1%
Short-Term Funds	15.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.0%
	Shares	Value
Domestic Equity Funds - 37.8%
Fidelity 100 Index Fund	373,502	$ 3,200,913
Fidelity Advisor Dividend Growth Fund Institutional Class	620,536	5,981,971
Fidelity Advisor Equity Growth Fund Institutional Class	147,153	7,332,650
Fidelity Advisor Equity Income Fund Institutional Class	485,513	10,894,911
Fidelity Advisor Growth & Income Fund Institutional Class	592,669	9,524,195
Fidelity Advisor Large Cap Fund Institutional Class	639,160	9,446,781
Fidelity Advisor Mid Cap Fund Institutional Class	254,619	4,178,302
Fidelity Advisor Small Cap Fund Institutional Class	111,279	2,490,414
Fidelity Small Cap Opportunities Fund	312,340	2,339,425
TOTAL DOMESTIC EQUITY FUNDS		55,389,562
International Equity Funds - 8.2%
Fidelity Advisor Diversified International Fund Institutional Class	382,992	6,001,478
Fidelity Advisor Overseas Fund Institutional Class	351,928	6,046,127
TOTAL INTERNATIONAL EQUITY FUNDS		12,047,605
TOTAL EQUITY FUNDS (Cost $82,460,507)		67,437,167
Fixed-Income Funds - 39.4%
	Shares	Value
High Yield Fixed-Income Funds - 4.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	904,852	$ 6,967,357
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Advisor Government Income Fund Institutional Class	1,680,100	17,473,040
Fidelity Advisor Intermediate Bond Fund Institutional Class	792,550	7,901,727
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,045,260	9,794,082
Fidelity Advisor Total Bond Fund Institutional Class	1,618,189	15,696,431
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		50,865,280
TOTAL FIXED-INCOME FUNDS (Cost $61,559,601)		57,832,637
Short-Term Funds - 14.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,201,055	10,665,368
Fidelity Institutional Money Market Portfolio Institutional Class	10,814,319	10,814,319
TOTAL SHORT-TERM FUNDS (Cost $21,978,247)		21,479,687
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $165,998,355)		$ 146,749,491
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 146,749,491	$ 146,749,491	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $165,998,355) - See accompanying schedule		$ 146,749,491
Cash		3
Receivable for investments sold		2,044,644
Receivable for fund shares sold		170,067
Total assets		148,964,205

Liabilities
Payable for investments purchased	$ 246
Payable for fund shares redeemed	2,220,152
Distribution fees payable	42,430
Total liabilities		2,262,828

Net Assets		$ 146,701,377
Net Assets consist of:
Paid in capital		$ 165,108,946
Undistributed net investment income		1,527,156
Accumulated undistributed net realized gain (loss) on investments		(685,861)
Net unrealized appreciation (depreciation) on investments		(19,248,864)
Net Assets		$ 146,701,377

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,389,020 ÷ 10,256,432 shares)		$ 10.18

Maximum offering price per share (100/94.25 of $10.18)		$ 10.80
Class T: Net Asset Value and redemption price per share ($18,735,195 ÷ 1,843,467 shares)		$ 10.16

Maximum offering price per share (100/96.50 of $10.16)		$ 10.53
Class B: Net Asset Value and offering price per share ($3,877,063 ÷ 382,948 shares)A		$ 10.12

Class C: Net Asset Value and offering price per share ($9,209,299 ÷ 911,467 shares)A		$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,490,800 ÷ 1,025,133 shares)		$ 10.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,824,468

Expenses
Distribution fees	$ 258,985
Independent trustees' compensation	311
Total expenses before reductions	259,296
Expense reductions	(311)	258,985
Net investment income (loss)		1,565,483
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(829,003)
Capital gain distributions from underlying funds	134,036	(694,967)
Change in net unrealized appreciation (depreciation) on underlying funds		(15,396,318)
Net gain (loss)		(16,091,285)
Net increase (decrease) in net assets resulting from operations		$ (14,525,802)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,565,483	$ 2,900,937
Net realized gain (loss)	(694,967)	2,850,140
Change in net unrealized appreciation (depreciation)	(15,396,318)	(8,225,598)
Net increase (decrease) in net assets resulting from operations	(14,525,802)	(2,474,521)
Distributions to shareholders from net investment income	(673,697)	(2,559,208)
Distributions to shareholders from net realized gain	(2,332,336)	(1,386,548)
Total distributions	(3,006,033)	(3,945,756)
Share transactions - net increase (decrease)	19,867,802	64,573,415
Total increase (decrease) in net assets	2,335,967	58,153,138

Net Assets
Beginning of period	144,365,410	86,212,272
End of period (including undistributed net investment income of $1,527,156 and undistributed net investment income of $635,370, respectively)	$ 146,701,377	$ 144,365,410

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 11.83	$ 11.33	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.33	.28	.25	.22	.09
Net realized and unrealized gain (loss)	(1.10)	(.34)	.63	.76	.03	.46
Total from investment operations	(.98)	(.01)	.91	1.01	.25	.55
Distributions from net investment income	(.06)	(.26)	(.23)	(.20)	(.17)	(.06)
Distributions from net realized gain	(.18)	(.16)	(.18)	(.05)	- I	-
Total distributions	(.24)	(.42)	(.41)	(.25)	(.17)	(.06)
Net asset value, end of period	$ 10.18	$ 11.40	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Total ReturnB, C, D	(8.88)%	(.23)%	8.21%	9.63%	2.38%	5.52%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.13% A	2.74%	2.49%	2.25%	2.13%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,389	$ 98,483	$ 49,418	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate	27% A	30%	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.81	$ 11.31	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.30	.25	.22	.20	.08
Net realized and unrealized gain (loss)	(1.11)	(.33)	.63	.75	.03	.46
Total from investment operations	(1.00)	(.03)	.88	.97	.23	.54
Distributions from net investment income	(.05)	(.23)	(.20)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.18)	(.16)	(.18)	(.05)	-I	-
Total distributions	(.23)	(.39)	(.38)	(.22)	(.15)J	(.06)
Net asset value, end of period	$ 10.16	$ 11.39	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Total Return B, C, D	(9.04)%	(.44)%	7.95%	9.31%	2.17%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.58%	.58%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.58%	.58%A
Net investment income (loss)	1.88%A	2.49%	2.24%	2.00%	1.88%	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,735	$ 20,837	$ 20,289	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate	27%A	30%	30%	34%	24%	9%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.78	$ 11.28	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.24	.20	.16	.14	.06
Net realized and unrealized gain (loss)	(1.12)	(.33)	.62	.76	.03	.46
Total from investment operations	(1.04)	(.09)	.82	.92	.17	.52
Distributions from net investment income	(.03)	(.16)	(.14)	(.12)	(.11)	(.05)
Distributions from net realized gain	(.18)	(.16)	(.18)	(.05)	-I	-
Total distributions	(.21)	(.32)	(.32)	(.17)	(.11)	(.05)
Net asset value, end of period	$ 10.12	$ 11.37	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Total ReturnB, C, D	(9.34)%	(.89)%	7.40%	8.80%	1.64%	5.21%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.08%	1.08%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.08%	1.08%A
Net investment income (loss)	1.38%A	1.99%	1.74%	1.50%	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,877	$ 4,348	$ 3,974	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate	27%A	30%	30%	34%	24%	9%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.76	$ 11.27	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.24	.20	.16	.14	.06
Net realized and unrealized gain (loss)	(1.11)	(.33)	.62	.75	.04	.46
Total from investment operations	(1.03)	(.09)	.82	.91	.18	.52
Distributions from net investment income	(.03)	(.17)	(.15)	(.12)	(.12)	(.05)
Distributions from net realized gain	(.18)	(.16)	(.18)	(.05)	-I	-
Total distributions	(.21)	(.33)	(.33)	(.17)	(.12)	(.05)
Net asset value, end of period	$ 10.10	$ 11.34	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Total ReturnB, C, D	(9.28)%	(.91)%	7.36%	8.74%	1.74%	5.21%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.38%A	1.99%	1.74%	1.50%	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,209	$ 11,052	$ 9,107	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate	27%A	30%	30%	34%	24%	9%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 11.87	$ 11.37	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.35	.31	.28	.25	.10
Net realized and unrealized gain (loss)	(1.12)	(.32)	.62	.76	.04	.45
Total from investment operations	(.99)	.03	.93	1.04	.29	.55
Distributions from net investment income	(.06)	(.28)	(.25)	(.22)	(.18)	(.06)
Distributions from net realized gain	(.18)	(.16)	(.18)	(.05)	- H	-
Total distributions	(.24)	(.44)	(.43)	(.27)	(.18)	(.06)
Net asset value, end of period	$ 10.23	$ 11.46	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Total Return B, C	(8.88)%	.12%	8.37%	9.92%	2.79%	5.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.38% A	2.99%	2.74%	2.50%	2.38%	2.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,491	$ 9,645	$ 3,424	$ 1,376	$ 651	$ 397
Portfolio turnover rate	27% A	30%	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.3	2.4
Fidelity Advisor Dividend Growth Fund Institutional Class	4.2	4.6
Fidelity Advisor Equity Growth Fund Institutional Class	5.1	4.9
Fidelity Advisor Equity Income Fund Institutional Class	7.7	7.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.7	6.6
Fidelity Advisor Large Cap Fund Institutional Class	6.6	6.5
Fidelity Advisor Mid Cap Fund Institutional Class	3.0	3.3
Fidelity Advisor Small Cap Fund Institutional Class	1.8	1.7
Fidelity Small Cap Opportunities Fund	1.6	1.6
	39.0	39.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.7	4.8
Fidelity Advisor Overseas Fund Institutional Class	4.8	4.8
	9.5	9.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.7	4.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	12.4	8.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.7	7.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.8	7.0
Fidelity Advisor Total Bond Fund Institutional Class	11.1	13.3
	36.0	35.9
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.2	4.9
Fidelity Institutional Money Market Portfolio Institutional Class	5.6	5.8
	10.8	10.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.0%
International Equity Funds	9.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	10.8%

Six months ago
Domestic Equity Funds	39.0%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	10.7%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.7%
Short-Term Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.5%
	Shares	Value
Domestic Equity Funds - 39.0%
Fidelity 100 Index Fund	2,039,503	$ 17,478,538
Fidelity Advisor Dividend Growth Fund Institutional Class	3,251,476	31,344,231
Fidelity Advisor Equity Growth Fund Institutional Class	777,741	38,754,820
Fidelity Advisor Equity Income Fund Institutional Class	2,565,575	57,571,509
Fidelity Advisor Growth & Income Fund Institutional Class	3,135,086	50,380,828
Fidelity Advisor Large Cap Fund Institutional Class	3,383,663	50,010,546
Fidelity Advisor Mid Cap Fund Institutional Class	1,366,333	22,421,529
Fidelity Advisor Small Cap Fund Institutional Class	589,963	13,203,378
Fidelity Small Cap Opportunities Fund	1,645,201	12,322,557
TOTAL DOMESTIC EQUITY FUNDS		293,487,936
International Equity Funds - 9.5%
Fidelity Advisor Diversified International Fund Institutional Class	2,264,631	35,486,768
Fidelity Advisor Overseas Fund Institutional Class	2,084,438	35,810,648
TOTAL INTERNATIONAL EQUITY FUNDS		71,297,416
TOTAL EQUITY FUNDS (Cost $433,815,428)		364,785,352
Fixed-Income Funds - 40.7%
	Shares	Value
High Yield Fixed-Income Funds - 4.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,622,237	$ 35,591,224
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Advisor Government Income Fund Institutional Class	8,929,062	92,862,249
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,291,409	42,785,350
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,492,286	51,462,717
Fidelity Advisor Total Bond Fund Institutional Class	8,633,961	83,749,421
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		270,859,737
TOTAL FIXED-INCOME FUNDS (Cost $326,409,840)		306,450,961
Short-Term Funds - 10.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,432,646	39,361,900
Fidelity Institutional Money Market Portfolio Institutional Class	41,919,459	41,919,459
TOTAL SHORT-TERM FUNDS (Cost $83,427,114)		81,281,359
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $843,652,382)		$ 752,517,672
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 752,517,672	$ 752,517,672	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $843,652,382) - See accompanying schedule		$ 752,517,672
Receivable for investments sold		2,301,612
Receivable for fund shares sold		1,372,388
Total assets		756,191,672

Liabilities
Payable to custodian bank	$ 10,619
Payable for fund shares redeemed	3,671,514
Distribution fees payable	248,674
Total liabilities		3,930,807

Net Assets		$ 752,260,865
Net Assets consist of:
Paid in capital		$ 837,888,814
Undistributed net investment income		7,366,964
Accumulated undistributed net realized gain (loss) on investments		(1,860,203)
Net unrealized appreciation (depreciation) on investments		(91,134,710)
Net Assets		$ 752,260,865

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($421,671,881 ÷ 40,460,257 shares)		$ 10.42

Maximum offering price per share (100/94.25 of $10.42)		$ 11.06
Class T: Net Asset Value and redemption price per share ($199,627,935 ÷ 19,239,325 shares)		$ 10.38

Maximum offering price per share (100/96.50 of $10.38)		$ 10.76
Class B: Net Asset Value and offering price per share ($29,388,061 ÷ 2,844,761 shares)A		$ 10.33

Class C: Net Asset Value and offering price per share ($53,143,859 ÷ 5,160,056 shares)A		$ 10.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,429,129 ÷ 4,627,385 shares)		$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,944,575

Expenses
Distribution fees	$ 1,514,666
Independent trustees' compensation	1,559
Total expenses before reductions	1,516,225
Expense reductions	(1,559)	1,514,666
Net investment income (loss)		7,429,909
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,424,012)
Capital gain distributions from underlying funds	634,732	(1,789,280)
Change in net unrealized appreciation (depreciation) on underlying funds		(83,212,825)
Net gain (loss)		(85,002,105)
Net increase (decrease) in net assets resulting from operations		$ (77,572,196)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,429,909	$ 16,197,215
Net realized gain (loss)	(1,789,280)	18,655,472
Change in net unrealized appreciation (depreciation)	(83,212,825)	(43,687,591)
Net increase (decrease) in net assets resulting from operations	(77,572,196)	(8,834,904)
Distributions to shareholders from net investment income	(2,876,477)	(15,296,262)
Distributions to shareholders from net realized gain	(15,737,547)	(9,299,886)
Total distributions	(18,614,024)	(24,596,148)
Share transactions - net increase (decrease)	122,160,531	212,322,173
Total increase (decrease) in net assets	25,974,311	178,891,121

Net Assets
Beginning of period	726,286,554	547,395,433
End of period (including undistributed net investment income of $7,366,964 and undistributed net investment income of $2,813,532, respectively)	$ 752,260,865	$ 726,286,554

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 12.28	$ 11.79	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.33	.29	.25	.23	.16
Net realized and unrealized gain (loss)	(1.18)	(.34)	.66	.80	.04	.83
Total from investment operations	(1.06)	(.01)	.95	1.05	.27	.99
Distributions from net investment income	(.05)	(.30)	(.26)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.25)	(.19)	(.20)	(.06)	-I	-
Total distributions	(.30)	(.49)	(.46)	(.27)J	(.18)	(.07)
Net asset value, end of period	$ 10.42	$ 11.78	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Total ReturnB, C, D	(9.31)%	(.27)%	8.22%	9.65%	2.48%	9.92%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.08% A	2.66%	2.43%	2.23%	2.10%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 421,672	$ 377,118	$ 248,500	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate	15% A	15%	22%	7%	5%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 12.24	$ 11.75	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.30	.26	.22	.20	.14
Net realized and unrealized gain (loss)	(1.17)	(.34)	.66	.80	.04	.83
Total from investment operations	(1.07)	(.04)	.92	1.02	.24	.97
Distributions from net investment income	(.04)	(.27)	(.23)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.25)	(.19)	(.20)	(.06)	-I	-
Total distributions	(.29)	(.46)	(.43)	(.24)J	(.17)	(.07)
Net asset value, end of period	$ 10.38	$ 11.74	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Total Return B, C, D	(9.40)%	(.52)%	8.00%	9.42%	2.18%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%A	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	1.83%A	2.41%	2.18%	1.98%	1.86%	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 199,628	$ 216,732	$ 194,563	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate	15%A	15%	22%	7%	5%	103%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 12.20	$ 11.71	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.24	.20	.17	.15	.10
Net realized and unrealized gain (loss)	(1.17)	(.35)	.66	.79	.04	.83
Total from investment operations	(1.09)	(.11)	.86	.96	.19	.93
Distributions from net investment income	(.03)	(.20)	(.17)	(.13)	(.12)	(.06)
Distributions from net realized gain	(.25)	(.19)	(.20)	(.06)	-I	-
Total distributions	(.28)	(.39)	(.37)	(.19)	(.12)	(.06)
Net asset value, end of period	$ 10.33	$ 11.70	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Total ReturnB, C, D	(9.63)%	(1.04)%	7.47%	8.83%	1.72%	9.32%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.33%A	1.91%	1.68%	1.48%	1.35%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,388	$ 34,137	$ 34,834	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate	15%A	15%	22%	7%	5%	103%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 12.17	$ 11.69	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.23	.20	.17	.15	.10
Net realized and unrealized gain (loss)	(1.17)	(.33)	.66	.78	.04	.83
Total from investment operations	(1.09)	(.10)	.86	.95	.19	.93
Distributions from net investment income	(.03)	(.21)	(.18)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.25)	(.19)	(.20)	(.06)	-I	-
Total distributions	(.28)	(.40)	(.38)	(.19)J	(.13)	(.06)
Net asset value, end of period	$ 10.30	$ 11.67	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Total ReturnB, C, D	(9.65)%	(.97)%	7.45%	8.78%	1.72%	9.32%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.33%A	1.91%	1.68%	1.48%	1.36%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,144	$ 58,378	$ 47,918	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate	15%A	15%	22%	7%	5%	103%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 12.32	$ 11.82	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.13	.36	.32	.28	.26	.17
Net realized and unrealized gain (loss)	(1.17)	(.34)	.67	.80	.05	.83
Total from investment operations	(1.04)	.02	.99	1.08	.31	1.00
Distributions from net investment income	(.06)	(.33)	(.29)	(.24)	(.20)	(.07)
Distributions from net realized gain	(.25)	(.19)	(.20)	(.06)	-H	-
Total distributions	(.31)	(.52)	(.49)	(.29)J	(.21)I	(.07)
Net asset value, end of period	$ 10.47	$ 11.82	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Total ReturnB, C	(9.14)%	(.05)%	8.52%	9.94%	2.80%	10.02%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.01%	.08%	.08%A
Expenses net of all reductions	.00%A	.00%	.00%	.01%	.08%	.08%A
Net investment income (loss)	2.33%A	2.91%	2.68%	2.48%	2.35%	2.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,429	$ 39,922	$ 21,580	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate	15%A	15%	22%	7%	5%	103%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share. J Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.6	2.8
Fidelity Advisor Dividend Growth Fund Institutional Class	4.5	5.0
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	5.4
Fidelity Advisor Equity Income Fund Institutional Class	8.3	8.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.2	7.2
Fidelity Advisor Large Cap Fund Institutional Class	7.2	7.2
Fidelity Advisor Mid Cap Fund Institutional Class	3.2	3.7
Fidelity Advisor Small Cap Fund Institutional Class	1.9	1.8
Fidelity Small Cap Opportunities Fund	1.7	1.7
	42.2	43.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.1	5.3
Fidelity Advisor Overseas Fund Institutional Class	5.1	5.2
	10.2	10.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.2	5.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	11.7	8.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.4	6.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.5	6.5
Fidelity Advisor Total Bond Fund Institutional Class	10.6	12.2
	34.2	33.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.9	3.4
Fidelity Institutional Money Market Portfolio Institutional Class	4.3	4.3
	8.2	7.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.2%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	8.2%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	7.7%

Expected
Domestic Equity Funds	42.2%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	8.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.4%
	Shares	Value
Domestic Equity Funds - 42.2%
Fidelity 100 Index Fund	2,803,213	$ 24,023,534
Fidelity Advisor Dividend Growth Fund Institutional Class	4,319,844	41,643,300
Fidelity Advisor Equity Growth Fund Institutional Class	1,045,791	52,111,753
Fidelity Advisor Equity Income Fund Institutional Class	3,442,101	77,240,740
Fidelity Advisor Growth & Income Fund Institutional Class	4,198,976	67,477,546
Fidelity Advisor Large Cap Fund Institutional Class	4,534,635	67,021,898
Fidelity Advisor Mid Cap Fund Institutional Class	1,825,234	29,952,091
Fidelity Advisor Small Cap Fund Institutional Class	786,536	17,602,667
Fidelity Small Cap Opportunities Fund	2,190,347	16,405,701
TOTAL DOMESTIC EQUITY FUNDS		393,479,230
International Equity Funds - 10.2%
Fidelity Advisor Diversified International Fund Institutional Class	3,025,743	47,413,393
Fidelity Advisor Overseas Fund Institutional Class	2,786,705	47,875,585
TOTAL INTERNATIONAL EQUITY FUNDS		95,288,978
TOTAL EQUITY FUNDS (Cost $594,727,872)		488,768,208
Fixed-Income Funds - 39.4%
	Shares	Value
High Yield Fixed-Income Funds - 5.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,312,191	$ 48,603,874
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Advisor Government Income Fund Institutional Class	10,491,053	109,106,952
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,029,712	50,146,231
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,509,019	60,989,508
Fidelity Advisor Total Bond Fund Institutional Class	10,147,234	98,428,174
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		318,670,865
TOTAL FIXED-INCOME FUNDS (Cost $392,697,305)		367,274,739
Short-Term Funds - 8.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,159,788	36,938,918
Fidelity Institutional Money Market Portfolio Institutional Class	39,758,759	39,758,759
TOTAL SHORT-TERM FUNDS (Cost $78,403,918)		76,697,677
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,065,829,095)		$ 932,740,624
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 932,740,624	$ 932,740,624	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,065,829,095) - See accompanying schedule		$ 932,740,624
Cash		81
Receivable for investments sold		368,052
Receivable for fund shares sold		5,395,560
Total assets		938,504,317

Liabilities
Payable for investments purchased	$ 3,505,129
Payable for fund shares redeemed	2,263,885
Distribution fees payable	291,930
Total liabilities		6,060,944

Net Assets		$ 932,443,373
Net Assets consist of:
Paid in capital		$ 1,058,041,635
Undistributed net investment income		8,949,508
Accumulated undistributed net realized gain (loss) on investments		(1,459,299)
Net unrealized appreciation (depreciation) on investments		(133,088,471)
Net Assets		$ 932,443,373

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($542,214,041 ÷ 52,210,121 shares)		$ 10.39

Maximum offering price per share (100/94.25 of $10.39)		$ 11.02
Class T: Net Asset Value and redemption price per share ($202,759,212 ÷ 19,573,702 shares)		$ 10.36

Maximum offering price per share (100/96.50 of $10.36)		$ 10.74
Class B: Net Asset Value and offering price per share ($38,981,913 ÷ 3,784,137 shares)A		$ 10.30

Class C: Net Asset Value and offering price per share ($60,642,278 ÷ 5,893,219 shares)A		$ 10.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($87,845,929 ÷ 8,405,963 shares)		$ 10.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,607,512

Expenses
Distribution fees	$ 1,787,279
Independent trustees' compensation	1,965
Total expenses before reductions	1,789,244
Expense reductions	(1,965)	1,787,279
Net investment income (loss)		8,820,233
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,924,646)
Capital gain distributions from underlying funds	785,117	(1,139,529)
Change in net unrealized appreciation (depreciation) on underlying funds		(112,920,658)
Net gain (loss)		(114,060,187)
Net increase (decrease) in net assets resulting from operations		$ (105,239,954)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,820,233	$ 17,645,404
Net realized gain (loss)	(1,139,529)	25,512,187
Change in net unrealized appreciation (depreciation)	(112,920,658)	(59,466,789)
Net increase (decrease) in net assets resulting from operations	(105,239,954)	(16,309,198)
Distributions to shareholders from net investment income	(2,905,275)	(15,992,861)
Distributions to shareholders from net realized gain	(21,999,684)	(13,493,586)
Total distributions	(24,904,959)	(29,486,447)
Share transactions - net increase (decrease)	162,930,884	329,823,067
Total increase (decrease) in net assets	32,785,971	284,027,422

Net Assets
Beginning of period	899,657,402	615,629,980
End of period (including undistributed net investment income of $8,949,508 and undistributed net investment income of $3,034,550, respectively)	$ 932,443,373	$ 899,657,402

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 12.40	$ 11.84	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.31	.26	.22	.21	.07
Net realized and unrealized gain (loss)	(1.25)	(.35)	.74	1.07	.13	.56
Total from investment operations	(1.14)	(.04)	1.00	1.29	.34	.63
Distributions from net investment income	(.04)	(.27)	(.23)	(.16)	(.14)	(.06)
Distributions from net realized gain	(.28)	(.24)	(.21)	(.06)	-I	-
Total distributions	(.32)	(.51)J	(.44)	(.22)	(.14)	(.06)
Net asset value, end of period	$ 10.39	$ 11.85	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Total ReturnB, C, D	(9.97)%	(.53)%	8.56%	12.12%	3.22%	6.32%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%A	.25%	.25%	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%A	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	1.93%A	2.46%	2.21%	1.93%	2.02%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 542,214	$ 517,888	$ 291,783	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate	11%A	13%	11%	4%	3%	5%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.511 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 12.38	$ 11.81	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.28	.23	.19	.19	.06
Net realized and unrealized gain (loss)	(1.25)	(.36)	.75	1.06	.13	.57
Total from investment operations	(1.15)	(.08)	.98	1.25	.32	.63
Distributions from net investment income	(.03)	(.23)	(.20)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.28)	(.24)	(.21)	(.06)	- I	-
Total distributions	(.31)	(.48) J	(.41)	(.20)	(.13)	(.06)
Net asset value, end of period	$ 10.36	$ 11.82	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Total Return B, C, D	(10.05)%	(.89)%	8.40%	11.71%	3.01%	6.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.68% A	2.21%	1.96%	1.68%	1.77%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 202,759	$ 203,822	$ 186,106	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate	11% A	13%	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.476 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 12.33	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.21	.17	.13	.13	.04
Net realized and unrealized gain (loss)	(1.24)	(.36)	.74	1.06	.13	.58
Total from investment operations	(1.17)	(.15)	.91	1.19	.26	.62
Distributions from net investment income	(.02)	(.17)	(.14)	(.09)	(.09)	(.06)
Distributions from net realized gain	(.28)	(.24)	(.21)	(.06)	- I	-
Total distributions	(.30)	(.41) J	(.35)	(.15)	(.09)	(.06)
Net asset value, end of period	$ 10.30	$ 11.77	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Total ReturnB, C, D	(10.30)%	(1.37)%	7.83%	11.17%	2.49%	6.17%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.18% A	1.71%	1.46%	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,982	$ 43,608	$ 41,424	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate	11% A	13%	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.414 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 12.32	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.21	.17	.13	.13	.04
Net realized and unrealized gain (loss)	(1.24)	(.35)	.74	1.06	.13	.57
Total from investment operations	(1.17)	(.14)	.91	1.19	.26	.61
Distributions from net investment income	(.02)	(.18)	(.15)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.28)	(.24)	(.21)	(.06)	- I	-
Total distributions	(.30)	(.42) J	(.36)	(.15)	(.09)	(.05)
Net asset value, end of period	$ 10.29	$ 11.76	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Total ReturnB, C, D	(10.30)%	(1.34)%	7.81%	11.19%	2.47%	6.12%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.18% A	1.71%	1.46%	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,642	$ 65,543	$ 56,686	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate	11% A	13%	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.418 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.47	$ 11.89	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.34	.29	.25	.24	.09
Net realized and unrealized gain (loss)	(1.26)	(.36)	.75	1.07	.13	.56
Total from investment operations	(1.13)	(.02)	1.04	1.32	.37	.65
Distributions from net investment income	(.05)	(.29)	(.25)	(.18)	(.15)	(.06)
Distributions from net realized gain	(.28)	(.24)	(.21)	(.06)	- H	-
Total distributions	(.33)	(.54) I	(.46)	(.24)	(.15)	(.06)
Net asset value, end of period	$ 10.45	$ 11.91	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Total Return B, C	(9.87)%	(.42)%	8.90%	12.36%	3.52%	6.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.18% A	2.71%	2.46%	2.18%	2.27%	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,846	$ 68,797	$ 39,631	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate	11% A	13%	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.536 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.3	3.5
Fidelity Advisor Dividend Growth Fund Institutional Class	5.6	6.2
Fidelity Advisor Equity Growth Fund Institutional Class	6.9	6.6
Fidelity Advisor Equity Income Fund Institutional Class	10.2	10.0
Fidelity Advisor Growth & Income Fund Institutional Class	8.9	8.9
Fidelity Advisor Large Cap Fund Institutional Class	8.9	8.8
Fidelity Advisor Mid Cap Fund Institutional Class	4.0	4.6
Fidelity Advisor Small Cap Fund Institutional Class	2.3	2.2
Fidelity Small Cap Opportunities Fund	2.3	2.3
	52.4	53.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.3	6.5
Fidelity Advisor Overseas Fund Institutional Class	6.3	6.5
	12.6	13.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.0	7.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	9.0	6.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	4.3	5.0
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.1	5.0
Fidelity Advisor Total Bond Fund Institutional Class	8.4	9.6
	26.8	25.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.6	0.4
Fidelity Institutional Money Market Portfolio Institutional Class	0.6	0.5
	1.2	0.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	1.2%

Six months ago
Domestic Equity Funds	53.1%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	0.9%

Expected
Domestic Equity Funds	52.0%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	1.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.0%
	Shares	Value
Domestic Equity Funds - 52.4%
Fidelity 100 Index Fund	5,729,543	$ 49,102,187
Fidelity Advisor Dividend Growth Fund Institutional Class	8,784,222	84,679,899
Fidelity Advisor Equity Growth Fund Institutional Class	2,080,614	103,677,009
Fidelity Advisor Equity Income Fund Institutional Class	6,816,764	152,968,174
Fidelity Advisor Growth & Income Fund Institutional Class	8,354,213	134,252,209
Fidelity Advisor Large Cap Fund Institutional Class	8,993,596	132,925,342
Fidelity Advisor Mid Cap Fund Institutional Class	3,697,946	60,683,287
Fidelity Advisor Small Cap Fund Institutional Class	1,571,619	35,172,825
Fidelity Small Cap Opportunities Fund	4,557,873	34,138,468
TOTAL DOMESTIC EQUITY FUNDS		787,599,400
International Equity Funds - 12.6%
Fidelity Advisor Diversified International Fund Institutional Class	6,046,339	94,746,136
Fidelity Advisor Overseas Fund Institutional Class	5,566,993	95,640,936
TOTAL INTERNATIONAL EQUITY FUNDS		190,387,072
TOTAL EQUITY FUNDS (Cost $1,175,606,446)		977,986,472
Fixed-Income Funds - 33.8%
	Shares	Value
High Yield Fixed-Income Funds - 7.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	13,733,184	$ 105,745,513
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Advisor Government Income Fund Institutional Class	12,932,017	134,492,978
Fidelity Advisor Intermediate Bond Fund Institutional Class	6,487,322	64,678,602
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,145,245	76,320,942
Fidelity Advisor Total Bond Fund Institutional Class	13,074,970	126,827,210
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		402,319,732
TOTAL FIXED-INCOME FUNDS (Cost $551,275,293)		508,065,245
Short-Term Funds - 1.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	939,379	8,341,684
Fidelity Institutional Money Market Portfolio Institutional Class	9,007,696	9,007,696
TOTAL SHORT-TERM FUNDS (Cost $17,653,208)		17,349,380
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,744,534,947)		$ 1,503,401,097
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,503,401,097	$ 1,503,401,097	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,744,534,947) - See accompanying schedule		$ 1,503,401,097
Receivable for investments sold		3,359,143
Receivable for fund shares sold		1,886,664
Total assets		1,508,646,904

Liabilities
Payable to custodian bank	$ 1,891
Payable for investments purchased	38,094
Payable for fund shares redeemed	5,195,848
Distribution fees payable	505,087
Total liabilities		5,740,920

Net Assets		$ 1,502,905,984
Net Assets consist of:
Paid in capital		$ 1,735,728,494
Undistributed net investment income		11,198,850
Accumulated undistributed net realized gain (loss) on investments		(2,887,510)
Net unrealized appreciation (depreciation) on investments		(241,133,850)
Net Assets		$ 1,502,905,984

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($814,430,639 ÷ 75,097,668 shares)		$ 10.84

Maximum offering price per share (100/94.25 of $10.84)		$ 11.50
Class T: Net Asset Value and redemption price per share ($414,690,259 ÷ 38,304,818 shares)		$ 10.83

Maximum offering price per share (100/96.50 of $10.83)		$ 11.22
Class B: Net Asset Value and offering price per share ($77,191,551 ÷ 7,172,467 shares)A		$ 10.76

Class C: Net Asset Value and offering price per share ($86,862,952 ÷ 8,081,532 shares)A		$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,730,583 ÷ 10,059,228 shares)		$ 10.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,661,710

Expenses
Distribution fees	$ 3,180,724
Independent trustees' compensation	3,336
Total expenses before reductions	3,184,060
Expense reductions	(3,336)	3,180,724
Net investment income (loss)		11,480,986
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,825,980)
Capital gain distributions from underlying funds	961,446	(2,864,534)
Change in net unrealized appreciation (depreciation) on underlying funds		(216,902,815)
Net gain (loss)		(219,767,349)
Net increase (decrease) in net assets resulting from operations		$ (208,286,363)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,480,986	$ 26,365,500
Net realized gain (loss)	(2,864,534)	56,483,314
Change in net unrealized appreciation (depreciation)	(216,902,815)	(128,993,098)
Net increase (decrease) in net assets resulting from operations	(208,286,363)	(46,144,284)
Distributions to shareholders from net investment income	(4,131,398)	(24,317,719)
Distributions to shareholders from net realized gain	(48,584,772)	(28,216,665)
Total distributions	(52,716,170)	(52,534,384)
Share transactions - net increase (decrease)	221,610,810	488,344,875
Total increase (decrease) in net assets	(39,391,723)	389,666,207

Net Assets
Beginning of period	1,542,297,707	1,152,631,500
End of period (including undistributed net investment income of $11,198,850 and undistributed net investment income of $3,849,262, respectively)	$ 1,502,905,984	$ 1,542,297,707

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 13.49	$ 12.85	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.28	.24	.19	.20	.13
Net realized and unrealized gain (loss)	(1.56)	(.49)	.92	1.36	.23	1.25
Total from investment operations	(1.46)	(.21)	1.16	1.55	.43	1.38
Distributions from net investment income	(.04)	(.25)	(.23)	(.16)	(.18)	(.09)
Distributions from net realized gain	(.39)	(.30)	(.30)	(.08)	- I	-
Total distributions	(.43)	(.55)	(.52) L	(.23) K	(.19) J	(.09)
Net asset value, end of period	$ 10.84	$ 12.73	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Total Return B, C, D	(12.01)%	(1.83)%	9.21%	13.62%	3.75%	13.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.33%	.33% A
Net investment income (loss)	1.55% A	2.07%	1.89%	1.60%	1.80%	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 814,431	$ 811,992	$ 511,536	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate	9% A	10%	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G  For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share. K Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share. L Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 13.47	$ 12.83	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.25	.21	.16	.18	.11
Net realized and unrealized gain (loss)	(1.55)	(.49)	.92	1.36	.21	1.26
Total from investment operations	(1.47)	(.24)	1.13	1.52	.39	1.37
Distributions from net investment income	(.03)	(.21)	(.19)	(.13)	(.16)	(.08)
Distributions from net realized gain	(.39)	(.30)	(.30)	(.08)	- I	-
Total distributions	(.42)	(.51)	(.49) J	(.21)	(.16)	(.08)
Net asset value, end of period	$ 10.83	$ 12.72	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Total Return B, C, D	(12.08)%	(2.02)%	8.97%	13.28%	3.46%	13.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.30% A	1.82%	1.63%	1.35%	1.55%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 414,690	$ 458,465	$ 431,886	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate	9% A	10%	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 13.41	$ 12.78	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.18	.15	.10	.12	.07
Net realized and unrealized gain (loss)	(1.55)	(.48)	.91	1.35	.21	1.27
Total from investment operations	(1.50)	(.30)	1.06	1.45	.33	1.34
Distributions from net investment income	(.01)	(.15)	(.13)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.39)	(.30)	(.30)	(.07)	- I	-
Total distributions	(.40)	(.45)	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 10.76	$ 12.66	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Total Return B, C, D	(12.33)%	(2.51)%	8.40%	12.71%	2.93%	13.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.80% A	1.32%	1.13%	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,192	$ 89,049	$ 85,981	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate	9% A	10%	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 13.40	$ 12.77	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.18	.15	.10	.12	.07
Net realized and unrealized gain (loss)	(1.54)	(.49)	.91	1.34	.22	1.26
Total from investment operations	(1.49)	(.31)	1.06	1.44	.34	1.33
Distributions from net investment income	(.01)	(.15)	(.14)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.39)	(.30)	(.30)	(.07)	- I	-
Total distributions	(.40)	(.45)	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 10.75	$ 12.64	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Total Return B, C, D	(12.27)%	(2.56)%	8.45%	12.66%	3.02%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.80% A	1.32%	1.14%	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,863	$ 95,224	$ 85,076	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate	9% A	10%	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 13.55	$ 12.90	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.32	.28	.23	.23	.15
Net realized and unrealized gain (loss)	(1.55)	(.50)	.92	1.36	.23	1.25
Total from investment operations	(1.44)	(.18)	1.20	1.59	.46	1.40
Distributions from net investment income	(.05)	(.28)	(.25)	(.18)	(.20)	(.09)
Distributions from net realized gain	(.39)	(.30)	(.30)	(.08)	- H	-
Total distributions	(.44)	(.58)	(.55) I	(.26)	(.20)	(.09)
Net asset value, end of period	$ 10.91	$ 12.79	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Total Return B, C	(11.83)%	(1.62)%	9.47%	13.88%	4.06%	14.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.80% A	2.32%	2.13%	1.85%	2.05%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,731	$ 87,568	$ 38,153	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate	9% A	10%	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.3	3.5
Fidelity Advisor Dividend Growth Fund Institutional Class	5.9	6.4
Fidelity Advisor Equity Growth Fund Institutional Class	7.4	7.3
Fidelity Advisor Equity Income Fund Institutional Class	11.0	10.7
Fidelity Advisor Growth & Income Fund Institutional Class	9.6	9.6
Fidelity Advisor Large Cap Fund Institutional Class	9.6	9.4
Fidelity Advisor Mid Cap Fund Institutional Class	4.3	4.8
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.5
Fidelity Small Cap Opportunities Fund	2.4	2.2
	56.0	56.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.7	7.0
Fidelity Advisor Overseas Fund Institutional Class	6.8	6.9
	13.5	13.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.2	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	8.2	5.7
Fidelity Advisor Intermediate Bond Fund Institutional Class	3.5	4.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.5	4.4
Fidelity Advisor Total Bond Fund Institutional Class	7.1	8.1
	23.3	22.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.0%
International Equity Funds	13.5%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	23.3%

Six months ago
Domestic Equity Funds	56.4%
International Equity Funds	13.9%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	22.3%

Expected
Domestic Equity Funds	56.1%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.5%
	Shares	Value
Domestic Equity Funds - 56.0%
Fidelity 100 Index Fund	3,452,912	$ 29,591,459
Fidelity Advisor Dividend Growth Fund Institutional Class	5,557,767	53,576,877
Fidelity Advisor Equity Growth Fund Institutional Class	1,345,085	67,025,603
Fidelity Advisor Equity Income Fund Institutional Class	4,437,126	99,569,112
Fidelity Advisor Growth & Income Fund Institutional Class	5,399,109	86,763,684
Fidelity Advisor Large Cap Fund Institutional Class	5,838,509	86,293,161
Fidelity Advisor Mid Cap Fund Institutional Class	2,334,848	38,314,859
Fidelity Advisor Small Cap Fund Institutional Class	1,021,579	22,862,936
Fidelity Small Cap Opportunities Fund	2,825,071	21,159,785
TOTAL DOMESTIC EQUITY FUNDS		505,157,476
International Equity Funds - 13.5%
Fidelity Advisor Diversified International Fund Institutional Class	3,886,303	60,898,366
Fidelity Advisor Overseas Fund Institutional Class	3,577,960	61,469,354
TOTAL INTERNATIONAL EQUITY FUNDS		122,367,720
TOTAL EQUITY FUNDS (Cost $777,627,616)		627,525,196
Fixed-Income Funds - 30.5%
	Shares	Value
High Yield Fixed-Income Funds - 7.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,478,205	$ 65,282,178
Investment Grade Fixed-Income Funds - 23.3%
Fidelity Advisor Government Income Fund Institutional Class	7,094,979	73,787,781
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,196,859	31,872,686
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,301,613	40,306,117
Fidelity Advisor Total Bond Fund Institutional Class	6,600,080	64,020,773
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		209,987,357
TOTAL FIXED-INCOME FUNDS (Cost $300,710,532)		275,269,535
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,078,338,148)		$ 902,794,731
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 902,794,731	$ 902,794,731	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,078,338,148) - See accompanying schedule		$ 902,794,731
Receivable for investments sold		1,031,431
Receivable for fund shares sold		2,008,679
Total assets		905,834,841

Liabilities
Payable to custodian bank	$ 4,985
Payable for investments purchased	202
Payable for fund shares redeemed	2,958,769
Distribution fees payable	268,366
Total liabilities		3,232,322

Net Assets		$ 902,602,519
Net Assets consist of:
Paid in capital		$ 1,073,597,746
Undistributed net investment income		6,123,601
Accumulated undistributed net realized gain (loss) on investments		(1,575,411)
Net unrealized appreciation (depreciation) on investments		(175,543,417)
Net Assets		$ 902,602,519

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($582,998,146 ÷ 56,136,599 shares)		$ 10.39

Maximum offering price per share (100/94.25 of $10.39)		$ 11.02
Class T: Net Asset Value and redemption price per share ($166,511,381 ÷ 16,018,595 shares)		$ 10.39

Maximum offering price per share (100/96.50 of $10.39)		$ 10.77
Class B: Net Asset Value and offering price per share ($38,888,331 ÷ 3,779,320 shares)A		$ 10.29

Class C: Net Asset Value and offering price per share ($39,545,881 ÷ 3,845,933 shares)A		$ 10.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,658,780 ÷ 7,144,572 shares)		$ 10.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,766,607

Expenses
Distribution fees	$ 1,645,703
Independent trustees' compensation	1,920
Total expenses before reductions	1,647,623
Expense reductions	(1,920)	1,645,703
Net investment income (loss)		6,120,904
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,835,139)
Capital gain distributions from underlying funds	555,333	(1,279,806)
Change in net unrealized appreciation (depreciation) on underlying funds		(136,626,919)
Net gain (loss)		(137,906,725)
Net increase (decrease) in net assets resulting from operations		$ (131,785,821)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,120,904	$ 13,091,477
Net realized gain (loss)	(1,279,806)	31,255,729
Change in net unrealized appreciation (depreciation)	(136,626,919)	(77,544,121)
Net increase (decrease) in net assets resulting from operations	(131,785,821)	(33,196,915)
Distributions to shareholders from net investment income	(2,015,279)	(11,956,162)
Distributions to shareholders from net realized gain	(27,182,700)	(14,061,115)
Total distributions	(29,197,979)	(26,017,277)
Share transactions - net increase (decrease)	194,545,270	383,205,903
Total increase (decrease) in net assets	33,561,470	323,991,711

Net Assets
Beginning of period	869,041,049	545,049,338
End of period (including undistributed net investment income of $6,123,601 and undistributed net investment income of $2,017,976, respectively)	$ 902,602,519	$ 869,041,049

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 13.01	$ 12.34	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.26	.22	.17	.19	.06
Net realized and unrealized gain (loss)	(1.55)	(.50)	.90	1.39	.23	.67
Total from investment operations	(1.47)	(.24)	1.12	1.56	.42	.73
Distributions from net investment income	(.03)	(.22)	(.19)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.37)	(.29)	(.26)	(.05)	- I	-
Total distributions	(.40)	(.51)	(.45)	(.18)	(.13)	(.06)
Net asset value, end of period	$ 10.39	$ 12.26	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Total Return B, C, D	(12.52)%	(2.14)%	9.26%	14.35%	3.96%	7.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.33%	.33% A
Net investment income (loss)	1.38% A	1.95%	1.79%	1.44%	1.76%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 582,998	$ 558,890	$ 306,544	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate	8% A	10%	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 13.03	$ 12.35	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.23	.19	.14	.16	.05
Net realized and unrealized gain (loss)	(1.57)	(.51)	.91	1.39	.24	.70
Total from investment operations	(1.50)	(.28)	1.10	1.53	.40	.75
Distributions from net investment income	(.02)	(.18)	(.16)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.37)	(.29)	(.26)	(.05)	- I	-
Total distributions	(.39)	(.47)	(.42)	(.15) J	(.12)	(.06)
Net asset value, end of period	$ 10.39	$ 12.28	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Total Return B, C, D	(12.73)%	(2.40)%	9.10%	14.07%	3.75%	7.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.58%	.58% A
Net investment income (loss)	1.13% A	1.70%	1.54%	1.19%	1.51%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,511	$ 173,946	$ 154,042	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate	8% A	10%	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 12.93	$ 12.26	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.16	.13	.08	.11	.03
Net realized and unrealized gain (loss)	(1.54)	(.51)	.90	1.38	.24	.67
Total from investment operations	(1.50)	(.35)	1.03	1.46	.35	.70
Distributions from net investment income	(.01)	(.12)	(.10)	(.07)	(.08)	(.06)
Distributions from net realized gain	(.37)	(.29)	(.26)	(.04)	- I	-
Total distributions	(.38)	(.41)	(.36)	(.11)	(.08)	(.06)
Net asset value, end of period	$ 10.29	$ 12.17	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Total Return B, C, D	(12.87)%	(2.95)%	8.57%	13.46%	3.29%	6.97%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.63% A	1.20%	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,888	$ 43,016	$ 37,881	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate	8% A	10%	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.92	$ 12.26	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.16	.13	.08	.11	.03
Net realized and unrealized gain (loss)	(1.54)	(.50)	.89	1.38	.23	.67
Total from investment operations	(1.50)	(.34)	1.02	1.46	.34	.70
Distributions from net investment income	(.01)	(.13)	(.10)	(.07)	(.08)	(.05)
Distributions from net realized gain	(.37)	(.29)	(.26)	(.04)	- I	-
Total distributions	(.38)	(.42)	(.36)	(.11)	(.08)	(.05)
Net asset value, end of period	$ 10.28	$ 12.16	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Total Return B, C, D	(12.88)%	(2.91)%	8.51%	13.46%	3.19%	7.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.63% A	1.20%	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,546	$ 40,426	$ 32,679	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate	8% A	10%	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 13.08	$ 12.39	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.29	.25	.20	.22	.08
Net realized and unrealized gain (loss)	(1.57)	(.50)	.91	1.40	.24	.66
Total from investment operations	(1.47)	(.21)	1.16	1.60	.46	.74
Distributions from net investment income	(.04)	(.25)	(.21)	(.15)	(.15)	(.06)
Distributions from net realized gain	(.37)	(.29)	(.26)	(.05)	- H	-
Total distributions	(.41)	(.54)	(.47)	(.20)	(.15)	(.06)
Net asset value, end of period	$ 10.45	$ 12.33	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Total Return B, C	(12.47)%	(1.93)%	9.60%	14.69%	4.25%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.63% A	2.20%	2.04%	1.69%	2.01%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,659	$ 52,762	$ 13,903	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate	8% A	10%	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.1	4.5
Fidelity Advisor Dividend Growth Fund Institutional Class	6.9	7.6
Fidelity Advisor Equity Growth Fund Institutional Class	8.5	8.1
Fidelity Advisor Equity Income Fund Institutional Class	12.6	12.2
Fidelity Advisor Growth & Income Fund Institutional Class	11.0	10.9
Fidelity Advisor Large Cap Fund Institutional Class	10.9	10.8
Fidelity Advisor Mid Cap Fund Institutional Class	4.9	5.5
Fidelity Advisor Small Cap Fund Institutional Class	2.9	2.7
Fidelity Small Cap Opportunities Fund	2.7	2.7
	64.5	65.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.8	8.0
Fidelity Advisor Overseas Fund Institutional Class	7.8	7.9
	15.6	15.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.3	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	4.4	3.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	1.9	2.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.4	2.3
Fidelity Advisor Total Bond Fund Institutional Class	3.9	4.3
	12.6	11.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	64.5%
International Equity Funds	15.6%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	12.6%

Six months ago
Domestic Equity Funds	65.0%
International Equity Funds	15.9%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	11.7%

Expected
Domestic Equity Funds	63.4%
International Equity Funds	15.8%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.1%
	Shares	Value
Domestic Equity Funds - 64.5%
Fidelity 100 Index Fund	5,169,925	$ 44,306,261
Fidelity Advisor Dividend Growth Fund Institutional Class	7,770,212	74,904,844
Fidelity Advisor Equity Growth Fund Institutional Class	1,864,849	92,925,416
Fidelity Advisor Equity Income Fund Institutional Class	6,139,886	137,779,045
Fidelity Advisor Growth & Income Fund Institutional Class	7,476,752	120,151,408
Fidelity Advisor Large Cap Fund Institutional Class	8,074,304	119,338,219
Fidelity Advisor Mid Cap Fund Institutional Class	3,262,930	53,544,686
Fidelity Advisor Small Cap Fund Institutional Class	1,403,384	31,407,730
Fidelity Small Cap Opportunities Fund	3,988,489	29,873,779
TOTAL DOMESTIC EQUITY FUNDS		704,231,388
International Equity Funds - 15.6%
Fidelity Advisor Diversified International Fund Institutional Class	5,388,815	84,442,726
Fidelity Advisor Overseas Fund Institutional Class	4,962,212	85,250,810
TOTAL INTERNATIONAL EQUITY FUNDS		169,693,536
TOTAL EQUITY FUNDS (Cost $1,072,296,413)		873,924,924
Fixed-Income Funds - 19.9%
	Shares	Value
High Yield Fixed-Income Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	10,280,850	$ 79,162,547
Investment Grade Fixed-Income Funds - 12.6%
Fidelity Advisor Government Income Fund Institutional Class	4,580,259	47,634,698
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,127,454	21,210,719
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,833,571	26,550,562
Fidelity Advisor Total Bond Fund Institutional Class	4,373,746	42,425,336
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		137,821,315
TOTAL FIXED-INCOME FUNDS (Cost $242,881,796)		216,983,862
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,315,178,209)		$ 1,090,908,786
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,090,908,786	$ 1,090,908,786	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,315,178,209) - See accompanying schedule		$ 1,090,908,786
Cash		9
Receivable for investments sold		1,102,014
Receivable for fund shares sold		1,911,959
Total assets		1,093,922,768

Liabilities
Payable for investments purchased	$ 26
Payable for fund shares redeemed	3,013,973
Distribution fees payable	351,114
Total liabilities		3,365,113

Net Assets		$ 1,090,557,655
Net Assets consist of:
Paid in capital		$ 1,311,653,193
Undistributed net investment income		4,517,930
Accumulated undistributed net realized gain (loss) on investments		(1,344,045)
Net unrealized appreciation (depreciation) on investments		(224,269,423)
Net Assets		$ 1,090,557,655

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($625,718,956 ÷ 56,790,455 shares)		$ 11.02

Maximum offering price per share (100/94.25 of $11.02)		$ 11.69
Class T: Net Asset Value and redemption price per share ($275,815,306 ÷ 25,125,746 shares)		$ 10.98

Maximum offering price per share (100/96.50 of $10.98)		$ 11.38
Class B: Net Asset Value and offering price per share ($52,250,721 ÷ 4,792,535 shares)A		$ 10.90

Class C: Net Asset Value and offering price per share ($53,741,482 ÷ 4,933,534 shares)A		$ 10.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,031,190 ÷ 7,502,370 shares)		$ 11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,125,666

Expenses
Distribution fees	$ 2,213,356
Independent trustees' compensation	2,424
Total expenses before reductions	2,215,780
Expense reductions	(2,424)	2,213,356
Net investment income (loss)		4,912,310
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,912,279)
Capital gain distributions from underlying funds	352,508	(1,559,771)
Change in net unrealized appreciation (depreciation) on underlying funds		(181,558,808)
Net gain (loss)		(183,118,579)
Net increase (decrease) in net assets resulting from operations		$ (178,206,269)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,912,310	$ 13,358,286
Net realized gain (loss)	(1,559,771)	48,484,814
Change in net unrealized appreciation (depreciation)	(181,558,808)	(115,173,925)
Net increase (decrease) in net assets resulting from operations	(178,206,269)	(53,330,825)
Distributions to shareholders from net investment income	(2,182,751)	(12,227,782)
Distributions to shareholders from net realized gain	(41,567,570)	(22,817,192)
Total distributions	(43,750,321)	(35,044,974)
Share transactions - net increase (decrease)	200,108,231	439,844,437
Total increase (decrease) in net assets	(21,848,359)	351,468,638

Net Assets
Beginning of period	1,112,406,014	760,937,376
End of period (including undistributed net investment income of $4,517,930 and undistributed net investment income of $1,788,371, respectively)	$ 1,090,557,655	$ 1,112,406,014

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 14.27	$ 13.47	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.22	.20	.15	.18	.11
Net realized and unrealized gain (loss)	(1.82)	(.63)	1.09	1.70	.30	1.46
Total from investment operations	(1.76)	(.41)	1.29	1.85	.48	1.57
Distributions from net investment income	(.03)	(.19)	(.18)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.48)	(.38)	(.31)	(.08)	- I	-
Total distributions	(.51)	(.57)	(.49)	(.19)	(.15)	(.09)
Net asset value, end of period	$ 11.02	$ 13.29	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Total Return B, C, D	(13.94)%	(3.22)%	9.82%	15.84%	4.19%	15.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.33%	.33% A
Net investment income (loss)	.95% A	1.53%	1.49%	1.17%	1.55%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,719	$ 626,641	$ 343,345	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate	6% A	10%	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 14.23	$ 13.43	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.19	.17	.11	.15	.09
Net realized and unrealized gain (loss)	(1.81)	(.64)	1.09	1.70	.30	1.46
Total from investment operations	(1.77)	(.45)	1.26	1.81	.45	1.55
Distributions from net investment income	(.02)	(.15)	(.15)	(.09)	(.14)	(.08)
Distributions from net realized gain	(.48)	(.38)	(.31)	(.08)	- I	-
Total distributions	(.50)	(.53)	(.46)	(.16) J	(.14)	(.08)
Net asset value, end of period	$ 10.98	$ 13.25	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Total Return B, C, D	(14.04)%	(3.49)%	9.59%	15.52%	3.91%	15.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.58%	.58% A
Net investment income (loss)	.70% A	1.28%	1.24%	.92%	1.30%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 275,815	$ 297,618	$ 281,508	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate	6% A	10%	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.11	.10	.05	.09	.05
Net realized and unrealized gain (loss)	(1.80)	(.63)	1.08	1.70	.30	1.46
Total from investment operations	(1.79)	(.52)	1.18	1.75	.39	1.51
Distributions from net investment income	-	(.09)	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.48)	(.37)	(.31)	(.07)	- I	-
Total distributions	(.48)	(.46)	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 10.90	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	(14.26)%	(3.96)%	8.98%	14.96%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.20% A	.78%	.74%	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,251	$ 60,367	$ 56,845	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate	6% A	10%	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.11	.10	.05	.09	.05
Net realized and unrealized gain (loss)	(1.80)	(.63)	1.08	1.70	.30	1.46
Total from investment operations	(1.79)	(.52)	1.18	1.75	.39	1.51
Distributions from net investment income	(.01)	(.09)	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.48)	(.37)	(.31)	(.07)	- I	-
Total distributions	(.49)	(.46)	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 10.89	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	(14.31)%	(3.95)%	9.00%	14.99%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.20% A	.78%	.74%	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,741	$ 58,768	$ 54,338	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate	6% A	10%	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 14.32	$ 13.51	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.26	.24	.18	.21	.13
Net realized and unrealized gain (loss)	(1.83)	(.64)	1.09	1.71	.31	1.45
Total from investment operations	(1.75)	(.38)	1.33	1.89	.52	1.58
Distributions from net investment income	(.04)	(.22)	(.21)	(.13)	(.17)	(.09)
Distributions from net realized gain	(.48)	(.38)	(.31)	(.09)	- H	-
Total distributions	(.52)	(.60)	(.52)	(.22)	(.17)	(.09)
Net asset value, end of period	$ 11.07	$ 13.34	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Total Return B, C	(13.84)%	(3.01)%	10.08%	16.10%	4.50%	15.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.07% A
Net investment income (loss)	1.20% A	1.78%	1.74%	1.42%	1.80%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,031	$ 69,011	$ 24,902	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate	6% A	10%	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.9	4.4
Fidelity Advisor Dividend Growth Fund Institutional Class	7.0	7.5
Fidelity Advisor Equity Growth Fund Institutional Class	8.8	8.5
Fidelity Advisor Equity Income Fund Institutional Class	13.1	12.6
Fidelity Advisor Growth & Income Fund Institutional Class	11.4	11.2
Fidelity Advisor Large Cap Fund Institutional Class	11.4	11.0
Fidelity Advisor Mid Cap Fund Institutional Class	5.0	5.6
Fidelity Advisor Small Cap Fund Institutional Class	3.0	2.9
Fidelity Small Cap Opportunities Fund	2.7	2.6
	66.3	66.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.0	8.1
Fidelity Advisor Overseas Fund Institutional Class	8.0	8.1
	16.0	16.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.3	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	3.7	2.7
Fidelity Advisor Intermediate Bond Fund Institutional Class	1.6	1.8
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.0	2.0
Fidelity Advisor Total Bond Fund Institutional Class	3.1	3.6
	10.4	10.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.3%
International Equity Funds	16.0%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	10.4%

Six months ago
Domestic Equity Funds	66.3%
International Equity Funds	16.2%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	10.1%

Expected
Domestic Equity Funds	66.0%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.3%
	Shares	Value
Domestic Equity Funds - 66.3%
Fidelity 100 Index Fund	2,482,142	$ 21,271,955
Fidelity Advisor Dividend Growth Fund Institutional Class	3,908,386	37,676,840
Fidelity Advisor Equity Growth Fund Institutional Class	953,681	47,521,920
Fidelity Advisor Equity Income Fund Institutional Class	3,153,669	70,768,333
Fidelity Advisor Growth & Income Fund Institutional Class	3,827,399	61,506,309
Fidelity Advisor Large Cap Fund Institutional Class	4,149,544	61,330,254
Fidelity Advisor Mid Cap Fund Institutional Class	1,630,587	26,757,936
Fidelity Advisor Small Cap Fund Institutional Class	716,458	16,034,321
Fidelity Small Cap Opportunities Fund	1,978,847	14,821,565
TOTAL DOMESTIC EQUITY FUNDS		357,689,433
International Equity Funds - 16.0%
Fidelity Advisor Diversified International Fund Institutional Class	2,747,581	43,054,596
Fidelity Advisor Overseas Fund Institutional Class	2,531,461	43,490,493
TOTAL INTERNATIONAL EQUITY FUNDS		86,545,089
TOTAL EQUITY FUNDS (Cost $558,631,728)		444,234,522
Fixed-Income Funds - 17.7%
	Shares	Value
High Yield Fixed-Income Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,117,820	$ 39,407,217
Investment Grade Fixed-Income Funds - 10.4%
Fidelity Advisor Government Income Fund Institutional Class	1,905,474	19,816,934
Fidelity Advisor Intermediate Bond Fund Institutional Class	843,577	8,410,467
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,148,437	10,760,853
Fidelity Advisor Total Bond Fund Institutional Class	1,749,953	16,974,543
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		55,962,797
TOTAL FIXED-INCOME FUNDS (Cost $107,873,655)		95,370,014
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $666,505,383)		$ 539,604,536
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 539,604,536	$ 539,604,536	$ -	$ -
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $666,505,383) - See accompanying schedule		$ 539,604,536
Receivable for investments sold		451,370
Receivable for fund shares sold		1,132,615
Total assets		541,188,521

Liabilities
Payable to custodian bank	$ 3,629
Payable for investments purchased	42,873
Payable for fund shares redeemed	1,537,427
Distribution fees payable	159,226
Total liabilities		1,743,155

Net Assets		$ 539,445,366
Net Assets consist of:
Paid in capital		$ 665,045,716
Undistributed net investment income		2,279,648
Accumulated undistributed net realized gain (loss) on investments		(979,151)
Net unrealized appreciation (depreciation) on investments		(126,900,847)
Net Assets		$ 539,445,366

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($349,829,356 ÷ 33,695,199 shares)		$ 10.38

Maximum offering price per share (100/94.25 of $10.38)		$ 11.01
Class T: Net Asset Value and redemption price per share ($96,419,024 ÷ 9,335,250 shares)		$ 10.33

Maximum offering price per share (100/96.50 of $10.33)		$ 10.70
Class B: Net Asset Value and offering price per share ($24,927,819 ÷ 2,436,646 shares)A		$ 10.23

Class C: Net Asset Value and offering price per share ($21,726,179 ÷ 2,121,665 shares)A		$ 10.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,542,988 ÷ 4,463,342 shares)		$ 10.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,220,612

Expenses
Distribution fees	$ 982,646
Independent trustees' compensation	1,150
Total expenses before reductions	983,796
Expense reductions	(1,150)	982,646
Net investment income (loss)		2,237,966
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(985,876)
Capital gain distributions from underlying funds	150,687	(835,189)
Change in net unrealized appreciation (depreciation) on underlying funds		(91,077,016)
Net gain (loss)		(91,912,205)
Net increase (decrease) in net assets resulting from operations		$ (89,674,239)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,237,966	$ 5,536,100
Net realized gain (loss)	(835,189)	21,192,689
Change in net unrealized appreciation (depreciation)	(91,077,016)	(56,006,834)
Net increase (decrease) in net assets resulting from operations	(89,674,239)	(29,278,045)
Distributions to shareholders from net investment income	(690,861)	(5,034,848)
Distributions to shareholders from net realized gain	(18,470,389)	(8,515,761)
Total distributions	(19,161,250)	(13,550,609)
Share transactions - net increase (decrease)	126,760,844	285,328,975
Total increase (decrease) in net assets	17,925,355	242,500,321

Net Assets
Beginning of period	521,520,011	279,019,690
End of period (including undistributed net investment income of $2,279,648 and undistributed net investment income of $732,543, respectively)	$ 539,445,366	$ 521,520,011

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 13.44	$ 12.67	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.20	.19	.14	.19	.07
Net realized and unrealized gain (loss)	(1.75)	(.60)	1.02	1.62	.32	.72
Total from investment operations	(1.70)	(.40)	1.21	1.76	.51	.79
Distributions from net investment income	(.02)	(.17)	(.15)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.43)	(.34)	(.29)	(.04)	- I	-
Total distributions	(.45)	(.51)	(.44) J	(.15)	(.15)	(.09)
Net asset value, end of period	$ 10.38	$ 12.53	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Total Return B, C, D	(14.24)%	(3.34)%	9.74%	16.03%	4.76%	7.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.33%	.33% A
Net investment income (loss)	.88% A	1.51%	1.48%	1.20%	1.71%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 349,829	$ 336,805	$ 146,175	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate	6% A	9%	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 13.38	$ 12.62	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.17	.16	.11	.16	.06
Net realized and unrealized gain (loss)	(1.74)	(.62)	1.01	1.63	.31	.71
Total from investment operations	(1.70)	(.45)	1.17	1.74	.47	.77
Distributions from net investment income	(.01)	(.13)	(.13)	(.10)	(.14)	(.08)
Distributions from net realized gain	(.43)	(.33)	(.28)	(.04)	- I	-
Total distributions	(.44)	(.46)	(.41) J	(.14)	(.14)	(.08)
Net asset value, end of period	$ 10.33	$ 12.47	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Total Return B, C, D	(14.28)%	(3.66)%	9.46%	15.84%	4.37%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.58%	.58% A
Net investment income (loss)	.63% A	1.26%	1.23%	.95%	1.46%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,419	$ 99,531	$ 84,368	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate	6% A	9%	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.411 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 13.29	$ 12.54	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.09	.05	.10	.04
Net realized and unrealized gain (loss)	(1.73)	(.61)	1.02	1.61	.32	.71
Total from investment operations	(1.72)	(.51)	1.11	1.66	.42	.75
Distributions from net investment income	-	(.08)	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.43)	(.32)	(.27)	(.04)	- I	-
Total distributions	(.43)	(.40)	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 10.23	$ 12.38	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Total Return B, C, D	(14.54)%	(4.10)%	8.98%	15.17%	3.88%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.13% A	.76%	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,928	$ 27,854	$ 23,065	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate	6% A	9%	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 13.30	$ 12.55	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.09	.05	.10	.04
Net realized and unrealized gain (loss)	(1.73)	(.61)	1.02	1.61	.32	.72
Total from investment operations	(1.72)	(.51)	1.11	1.66	.42	.76
Distributions from net investment income	-	(.08)	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.43)	(.32)	(.27)	(.04)	- I	-
Total distributions	(.43)	(.40)	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 10.24	$ 12.39	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Total Return B, C, D	(14.53)%	(4.10)%	8.99%	15.15%	3.87%	7.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.13% A	.76%	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,726	$ 23,168	$ 19,041	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate	6% A	9%	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 13.49	$ 12.71	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.24	.22	.17	.21	.08
Net realized and unrealized gain (loss)	(1.75)	(.62)	1.02	1.64	.31	.72
Total from investment operations	(1.68)	(.38)	1.24	1.81	.52	.80
Distributions from net investment income	(.03)	(.20)	(.18)	(.13)	(.16)	(.09)
Distributions from net realized gain	(.43)	(.34)	(.29)	(.04)	- H	-
Total distributions	(.46)	(.54)	(.46) I	(.17)	(.16)	(.09)
Net asset value, end of period	$ 10.43	$ 12.57	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Total Return B, C	(14.06)%	(3.19)%	9.98%	16.45%	4.87%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.13% A	1.76%	1.72%	1.45%	1.96%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,543	$ 34,162	$ 6,371	$ 2,207	$ 467	$ 216
Portfolio turnover rate	6% A	9%	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.5	5.1
Fidelity Advisor Dividend Growth Fund Institutional Class	7.3	8.0
Fidelity Advisor Equity Growth Fund Institutional Class	8.9	8.4
Fidelity Advisor Equity Income Fund Institutional Class	13.3	12.7
Fidelity Advisor Growth & Income Fund Institutional Class	11.6	11.3
Fidelity Advisor Large Cap Fund Institutional Class	11.5	11.2
Fidelity Advisor Mid Cap Fund Institutional Class	5.2	5.8
Fidelity Advisor Small Cap Fund Institutional Class	3.0	2.8
Fidelity Small Cap Opportunities Fund	2.9	2.9
	68.2	68.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.2	8.2
Fidelity Advisor Overseas Fund Institutional Class	8.2	8.2
	16.4	16.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.3	9.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	2.1	1.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	1.0	1.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.1	1.1
Fidelity Advisor Total Bond Fund Institutional Class	1.9	2.1
	6.1	5.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.2%
International Equity Funds	16.4%
High Yield Fixed-Income Funds	9.3%
Investment Grade Fixed-Income Funds	6.1%

Six months ago
Domestic Equity Funds	68.2%
International Equity Funds	16.4%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	5.8%

Expected
Domestic Equity Funds	67.5%
International Equity Funds	16.9%
High Yield Fixed-Income Funds	9.4%
Investment Grade Fixed-Income Funds	6.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value
Domestic Equity Funds - 68.2%
Fidelity 100 Index Fund	4,050,290	$ 34,710,988
Fidelity Advisor Dividend Growth Fund Institutional Class	5,818,733	56,092,590
Fidelity Advisor Equity Growth Fund Institutional Class	1,388,917	69,209,720
Fidelity Advisor Equity Income Fund Institutional Class	4,569,271	102,534,442
Fidelity Advisor Growth & Income Fund Institutional Class	5,573,160	89,560,676
Fidelity Advisor Large Cap Fund Institutional Class	6,011,872	88,855,472
Fidelity Advisor Mid Cap Fund Institutional Class	2,440,895	40,055,079
Fidelity Advisor Small Cap Fund Institutional Class	1,046,646	23,423,939
Fidelity Small Cap Opportunities Fund	3,011,956	22,559,550
TOTAL DOMESTIC EQUITY FUNDS		527,002,456
International Equity Funds - 16.4%
Fidelity Advisor Diversified International Fund Institutional Class	4,022,651	63,034,938
Fidelity Advisor Overseas Fund Institutional Class	3,704,842	63,649,180
TOTAL INTERNATIONAL EQUITY FUNDS		126,684,118
TOTAL EQUITY FUNDS (Cost $799,096,935)		653,686,574
Fixed-Income Funds - 15.4%
	Shares	Value
High Yield Fixed-Income Funds - 9.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	9,348,053	$ 71,980,009
Investment Grade Fixed-Income Funds - 6.1%
Fidelity Advisor Government Income Fund Institutional Class	1,542,645	16,043,512
Fidelity Advisor Intermediate Bond Fund Institutional Class	749,099	7,468,521
Fidelity Advisor Strategic Real Return Fund Institutional Class	957,982	8,976,289
Fidelity Advisor Total Bond Fund Institutional Class	1,531,943	14,859,847
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		47,348,169
TOTAL FIXED-INCOME FUNDS (Cost $139,778,082)		119,328,178
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $938,875,017)		$ 773,014,752
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 773,014,752	$ 773,014,752	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $938,875,017) - See accompanying schedule		$ 773,014,752
Cash		11,849
Receivable for investments sold		915,599
Receivable for fund shares sold		1,829,443
Total assets		775,771,643

Liabilities
Payable for investments purchased	$ 28,636
Payable for fund shares redeemed	2,728,306
Distribution fees payable	267,315
Total liabilities		3,024,257

Net Assets		$ 772,747,386
Net Assets consist of:
Paid in capital		$ 938,187,581
Undistributed net investment income		2,990,242
Accumulated undistributed net realized gain (loss) on investments		(2,570,172)
Net unrealized appreciation (depreciation) on investments		(165,860,265)
Net Assets		$ 772,747,386

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($409,862,898 ÷ 36,811,209 shares)		$ 11.13

Maximum offering price per share (100/94.25 of $11.13)		$ 11.81
Class T: Net Asset Value and redemption price per share ($218,138,853 ÷ 19,663,613 shares)		$ 11.09

Maximum offering price per share (100/96.50 of $11.09)		$ 11.49
Class B: Net Asset Value and offering price per share ($43,111,945 ÷ 3,925,510 shares)A		$ 10.98

Class C: Net Asset Value and offering price per share ($48,699,700 ÷ 4,436,559 shares)A		$ 10.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($52,933,990 ÷ 4,733,274 shares)		$ 11.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,693,584

Expenses
Distribution fees	$ 1,708,048
Independent trustees' compensation	1,765
Total expenses before reductions	1,709,813
Expense reductions	(1,765)	1,708,048
Net investment income (loss)		2,985,536
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,590,095)
Capital gain distributions from underlying funds	116,513	(2,473,582)
Change in net unrealized appreciation (depreciation) on underlying funds		(133,542,161)
Net gain (loss)		(136,015,743)
Net increase (decrease) in net assets resulting from operations		$ (133,030,207)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,985,536	$ 9,592,089
Net realized gain (loss)	(2,473,582)	38,468,270
Change in net unrealized appreciation (depreciation)	(133,542,161)	(92,107,484)
Net increase (decrease) in net assets resulting from operations	(133,030,207)	(44,047,125)
Distributions to shareholders from net investment income	(835,926)	(9,160,224)
Distributions to shareholders from net realized gain	(33,613,460)	(18,281,042)
Total distributions	(34,449,386)	(27,441,266)
Share transactions - net increase (decrease)	121,339,280	285,498,710
Total increase (decrease) in net assets	(46,140,313)	214,010,319

Net Assets
Beginning of period	818,887,699	604,877,380
End of period (including undistributed net investment income of $2,990,242 and undistributed net investment income of $840,632, respectively)	$ 772,747,386	$ 818,887,699

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 14.69	$ 13.83	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.22	.21	.15	.18	.12
Net realized and unrealized gain (loss)	(1.94)	(.74)	1.16	1.84	.39	1.60
Total from investment operations	(1.88)	(.52)	1.37	1.99	.57	1.72
Distributions from net investment income	(.02)	(.20)	(.18)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.55)	(.40)	(.33)	(.07)	-	-
Total distributions	(.56) J	(.60)	(.51) I	(.19)	(.16)	(.10)
Net asset value, end of period	$ 11.13	$ 13.57	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Total Return B, C, D	(14.62)%	(3.92)%	10.09%	16.65%	4.87%	17.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.33%	.33% A
Net investment income (loss)	.85% A	1.47%	1.48%	1.18%	1.50%	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 409,863	$ 428,381	$ 263,733	$ 133,817	$ 51,718	$ 9,666
Portfolio turnover rate	6% A	9%	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share. J Total distributions of $.563 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.545 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 14.64	$ 13.79	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.18	.17	.12	.15	.10
Net realized and unrealized gain (loss)	(1.94)	(.72)	1.16	1.83	.38	1.59
Total from investment operations	(1.90)	(.54)	1.33	1.95	.53	1.69
Distributions from net investment income	(.01)	(.16)	(.15)	(.10)	(.13)	(.09)
Distributions from net realized gain	(.55)	(.40)	(.33)	(.06)	-	-
Total distributions	(.55) J	(.56)	(.48) I	(.16)	(.13)	(.09)
Net asset value, end of period	$ 11.09	$ 13.54	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Total Return B, C, D	(14.79)%	(4.05)%	9.81%	16.35%	4.57%	16.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.58%	.58% A
Net investment income (loss)	.60% A	1.22%	1.23%	.93%	1.25%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,139	$ 238,675	$ 221,815	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate	6% A	9%	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share. J Total distributions of $.554 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.545 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 14.53	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.11	.10	.05	.09	.06
Net realized and unrealized gain (loss)	(1.91)	(.73)	1.14	1.83	.38	1.60
Total from investment operations	(1.90)	(.62)	1.24	1.88	.47	1.66
Distributions from net investment income	-	(.10)	(.10)	(.06)	(.10)	(.09)
Distributions from net realized gain	(.54)	(.39)	(.32)	(.06)	-	-
Total distributions	(.54)	(.49)	(.41) I	(.12)	(.10)	(.09)
Net asset value, end of period	$ 10.98	$ 13.42	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	(14.94)%	(4.59)%	9.25%	15.81%	4.04%	16.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.10% A	.72%	.73%	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,112	$ 50,827	$ 46,110	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate	6% A	9%	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 14.52	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.11	.10	.05	.09	.06
Net realized and unrealized gain (loss)	(1.91)	(.72)	1.13	1.83	.38	1.59
Total from investment operations	(1.90)	(.61)	1.23	1.88	.47	1.65
Distributions from net investment income	-	(.10)	(.10)	(.06)	(.10)	(.08)
Distributions from net realized gain	(.54)	(.39)	(.32)	(.06)	-	-
Total distributions	(.54)	(.49)	(.41) I	(.12)	(.10)	(.08)
Net asset value, end of period	$ 10.98	$ 13.42	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	(14.93)%	(4.54)%	9.17%	15.82%	4.04%	16.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.10% A	.72%	.73%	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,700	$ 54,549	$ 54,022	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate	6% A	9%	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.74	$ 13.87	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.25	.24	.18	.21	.13
Net realized and unrealized gain (loss)	(1.94)	(.74)	1.17	1.85	.38	1.60
Total from investment operations	(1.87)	(.49)	1.41	2.03	.59	1.73
Distributions from net investment income	(.03)	(.23)	(.21)	(.14)	(.17)	(.10)
Distributions from net realized gain	(.55)	(.40)	(.33)	(.07)	-	-
Total distributions	(.57) I	(.63)	(.54) H	(.21)	(.17)	(.10)
Net asset value, end of period	$ 11.18	$ 13.62	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Total Return B, C	(14.52)%	(3.70)%	10.36%	16.99%	5.07%	17.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.10% A	1.72%	1.73%	1.43%	1.75%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,934	$ 46,457	$ 19,197	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate	6% A	9%	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share. I Total distributions of $.571 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.545 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.3	6.5
Fidelity Advisor Dividend Growth Fund Institutional Class	7.4	9.4
Fidelity Advisor Equity Growth Fund Institutional Class	9.1	7.6
Fidelity Advisor Equity Income Fund Institutional Class	13.5	11.6
Fidelity Advisor Growth & Income Fund Institutional Class	12.1	10.3
Fidelity Advisor Large Cap Fund Institutional Class	11.9	10.3
Fidelity Advisor Mid Cap Fund Institutional Class	4.8	5.0
Fidelity Advisor Small Cap Fund Institutional Class	3.0	3.1
Fidelity Small Cap Opportunities Fund	3.2	3.8
	69.3	67.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.3	9.4
Fidelity Advisor Overseas Fund Institutional Class	8.3	9.3
	16.6	18.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.6	10.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.8	1.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.5	0.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.1	1.5
Fidelity Advisor Total Bond Fund Institutional Class	1.1	0.8
	4.5	3.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.3%
International Equity Funds	16.6%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	4.5%

Six months ago
Domestic Equity Funds	67.6%
International Equity Funds	18.7%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	3.7%

Expected
Domestic Equity Funds	68.0%
International Equity Funds	17.1%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	4.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.9%
	Shares	Value
Domestic Equity Funds - 69.3%
Fidelity 100 Index Fund	545,511	$ 4,675,025
Fidelity Advisor Dividend Growth Fund Institutional Class	833,032	8,030,427
Fidelity Advisor Equity Growth Fund Institutional Class	197,835	9,858,125
Fidelity Advisor Equity Income Fund Institutional Class	652,098	14,633,086
Fidelity Advisor Growth & Income Fund Institutional Class	816,575	13,122,363
Fidelity Advisor Large Cap Fund Institutional Class	877,746	12,973,088
Fidelity Advisor Mid Cap Fund Institutional Class	321,746	5,279,848
Fidelity Advisor Small Cap Fund Institutional Class	148,285	3,318,622
Fidelity Small Cap Opportunities Fund	458,564	3,434,641
TOTAL DOMESTIC EQUITY FUNDS		75,325,225
International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	575,047	9,010,979
Fidelity Advisor Overseas Fund Institutional Class	528,638	9,081,999
TOTAL INTERNATIONAL EQUITY FUNDS		18,092,978
TOTAL EQUITY FUNDS (Cost $118,459,470)		93,418,203
Fixed-Income Funds - 14.1%
	Shares	Value
High Yield Fixed-Income Funds - 9.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,357,041	$ 10,449,219
Investment Grade Fixed-Income Funds - 4.5%
Fidelity Advisor Government Income Fund Institutional Class	183,941	1,912,983
Fidelity Advisor Intermediate Bond Fund Institutional Class	57,418	572,454
Fidelity Advisor Strategic Real Return Fund Institutional Class	126,000	1,180,618
Fidelity Advisor Total Bond Fund Institutional Class	122,322	1,186,525
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,852,580
TOTAL FIXED-INCOME FUNDS (Cost $18,001,923)		15,301,799
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $136,461,393)		$ 108,720,002
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 108,720,002	$ 108,720,002	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $136,461,393) - See accompanying schedule		$ 108,720,002
Cash		54
Receivable for investments sold		15,377
Receivable for fund shares sold		447,281
Total assets		109,182,714

Liabilities
Payable for investments purchased	$ 175,665
Payable for fund shares redeemed	286,979
Distribution fees payable	28,009
Total liabilities		490,653

Net Assets		$ 108,692,061
Net Assets consist of:
Paid in capital		$ 136,497,574
Undistributed net investment income		311,416
Accumulated undistributed net realized gain (loss) on investments		(375,538)
Net unrealized appreciation (depreciation) on investments		(27,741,391)
Net Assets		$ 108,692,061

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,686,813 ÷ 8,986,418 shares)		$ 8.64

Maximum offering price per share (100/94.25 of $8.64)		$ 9.17
Class T: Net Asset Value and redemption price per share ($15,009,616 ÷ 1,741,427 shares)		$ 8.62

Maximum offering price per share (100/96.50 of $8.62)		$ 8.93
Class B: Net Asset Value and offering price per share ($2,881,028 ÷ 335,884 shares)A		$ 8.58

Class C: Net Asset Value and offering price per share ($2,926,106 ÷ 341,313 shares)A		$ 8.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,188,498 ÷ 1,174,332 shares)		$ 8.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 512,941
Interest		4
Total income		512,945

Expenses
Distribution fees	$ 158,138
Independent trustees' compensation	200
Total expenses before reductions	158,338
Expense reductions	(200)	158,138
Net investment income (loss)		354,807
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(413,878)
Capital gain distributions from underlying funds	13,632	(400,246)
Change in net unrealized appreciation (depreciation) on underlying funds		(18,428,965)
Net gain (loss)		(18,829,211)
Net increase (decrease) in net assets resulting from operations		$ (18,474,404)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 354,807	$ 652,701
Net realized gain (loss)	(400,246)	2,548,022
Change in net unrealized appreciation (depreciation)	(18,428,965)	(9,564,052)
Net increase (decrease) in net assets resulting from operations	(18,474,404)	(6,363,329)
Distributions to shareholders from net investment income	(138,240)	(570,874)
Distributions to shareholders from net realized gain	(2,121,790)	(529,295)
Total distributions	(2,260,030)	(1,100,169)
Share transactions - net increase (decrease)	44,314,434	74,511,096
Total increase (decrease) in net assets	23,580,000	67,047,598

Net Assets
Beginning of period	85,112,061	18,064,463
End of period (including undistributed net investment income of $311,416 and undistributed net investment income of $94,849, respectively)	$ 108,692,061	$ 85,112,061

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.16	.12
Net realized and unrealized gain (loss)	(1.53)	(.57)	1.06
Total from investment operations	(1.49)	(.41)	1.18
Distributions from net investment income	(.02)	(.11)	(.08)
Distributions from net realized gain	(.24)	(.14)	(.05)
Total distributions	(.26)	(.25) I	(.13)
Net asset value, end of period	$ 8.64	$ 10.39	$ 11.05
Total Return B, C, D	(14.85)%	(3.96)%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	.74% A	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,687	$ 61,721	$ 12,550
Portfolio turnover rate	6% A	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.248 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.13	.09
Net realized and unrealized gain (loss)	(1.51)	(.57)	1.06
Total from investment operations	(1.49)	(.44)	1.15
Distributions from net investment income	(.01)	(.09)	(.07)
Distributions from net realized gain	(.24)	(.14)	(.05)
Total distributions	(.25)	(.23) I	(.12)
Net asset value, end of period	$ 8.62	$ 10.36	$ 11.03
Total Return B, C, D	(14.83)%	(4.23)%	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	.49% A	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,010	$ 11,746	$ 3,339
Portfolio turnover rate	6% A	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.227 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.08	.05
Net realized and unrealized gain (loss)	(1.51)	(.57)	1.06
Total from investment operations	(1.51)	(.49)	1.11
Distributions from net investment income	-	(.06)	(.05)
Distributions from net realized gain	(.24)	(.13)	(.05)
Total distributions	(.24)	(.19) J	(.10)
Net asset value, end of period	$ 8.58	$ 10.33	$ 11.01
Total Return B, C, D	(15.07)%	(4.65)%	11.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	(.01)% A	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,881	$ 2,476	$ 776
Portfolio turnover rate	6% A	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.08	.05
Net realized and unrealized gain (loss)	(1.51)	(.58)	1.06
Total from investment operations	(1.51)	(.50)	1.11
Distributions from net investment income	-	(.06)	(.05)
Distributions from net realized gain	(.24)	(.13)	(.05)
Total distributions	(.24)	(.19) J	(.10)
Net asset value, end of period	$ 8.57	$ 10.32	$ 11.01
Total Return B, C, D	(15.09)%	(4.74)%	11.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	(.01)% A	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,926	$ 2,539	$ 770
Portfolio turnover rate	6% A	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.19	.14
Net realized and unrealized gain (loss)	(1.52)	(.59)	1.06
Total from investment operations	(1.47)	(.40)	1.20
Distributions from net investment income	(.02)	(.13)	(.08)
Distributions from net realized gain	(.24)	(.14)	(.05)
Total distributions	(.26)	(.26) H	(.13)
Net asset value, end of period	$ 8.68	$ 10.41	$ 11.07
Total Return B, C	(14.58)%	(3.82)%	12.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.99% A	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,188	$ 6,631	$ 629
Portfolio turnover rate	6% A	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.264 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.6	6.5
Fidelity Advisor Dividend Growth Fund Institutional Class	7.7	9.4
Fidelity Advisor Equity Growth Fund Institutional Class	9.2	7.8
Fidelity Advisor Equity Income Fund Institutional Class	13.6	11.9
Fidelity Advisor Growth & Income Fund Institutional Class	11.8	10.6
Fidelity Advisor Large Cap Fund Institutional Class	11.9	10.6
Fidelity Advisor Mid Cap Fund Institutional Class	5.0	5.2
Fidelity Advisor Small Cap Fund Institutional Class	3.1	2.9
Fidelity Small Cap Opportunities Fund	3.6	4.1
	70.5	69.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.7	10.4
Fidelity Advisor Overseas Fund Institutional Class	9.7	10.4
	19.4	20.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.6	9.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.2	0.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.1	0.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.2
	0.5	0.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	70.5%
International Equity Funds	19.4%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	0.5%

Six months ago
Domestic Equity Funds	69.0%
International Equity Funds	20.8%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	0.6%

Expected
Domestic Equity Funds	69.5%
International Equity Funds	20.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.9%
	Shares	Value
Domestic Equity Funds - 70.5%
Fidelity 100 Index Fund	520,497	$ 4,460,661
Fidelity Advisor Dividend Growth Fund Institutional Class	768,036	7,403,865
Fidelity Advisor Equity Growth Fund Institutional Class	177,195	8,829,617
Fidelity Advisor Equity Income Fund Institutional Class	580,589	13,028,414
Fidelity Advisor Growth & Income Fund Institutional Class	708,664	11,388,225
Fidelity Advisor Large Cap Fund Institutional Class	773,214	11,428,099
Fidelity Advisor Mid Cap Fund Institutional Class	294,169	4,827,320
Fidelity Advisor Small Cap Fund Institutional Class	133,254	2,982,224
Fidelity Small Cap Opportunities Fund	459,597	3,442,378
TOTAL DOMESTIC EQUITY FUNDS		67,790,803
International Equity Funds - 19.4%
Fidelity Advisor Diversified International Fund Institutional Class	590,720	9,256,588
Fidelity Advisor Overseas Fund Institutional Class	543,376	9,335,197
TOTAL INTERNATIONAL EQUITY FUNDS		18,591,785
TOTAL EQUITY FUNDS (Cost $111,023,568)		86,382,588
Fixed-Income Funds - 10.1%
	Shares	Value
High Yield Fixed-Income Funds - 9.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,199,906	$ 9,239,274
Investment Grade Fixed-Income Funds - 0.5%
Fidelity Advisor Government Income Fund Institutional Class	14,932	155,288
Fidelity Advisor Intermediate Bond Fund Institutional Class	12,001	119,650
Fidelity Advisor Strategic Real Return Fund Institutional Class	10,083	94,479
Fidelity Advisor Total Bond Fund Institutional Class	14,231	138,042
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		507,459
TOTAL FIXED-INCOME FUNDS (Cost $12,181,972)		9,746,733
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $123,205,540)		$ 96,129,321
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 96,129,321	$ 96,129,321	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $123,205,540) - See accompanying schedule		$ 96,129,321
Cash		65
Receivable for investments sold		45,254
Receivable for fund shares sold		302,376
Total assets		96,477,016

Liabilities
Payable for investments purchased	$ 23,899
Payable for fund shares redeemed	323,720
Distribution fees payable	29,234
Total liabilities		376,853

Net Assets		$ 96,100,163
Net Assets consist of:
Paid in capital		$ 123,550,527
Undistributed net investment income		243,831
Accumulated undistributed net realized gain (loss) on investments		(617,976)
Net unrealized appreciation (depreciation) on investments		(27,076,219)
Net Assets		$ 96,100,163

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,430,444 ÷ 6,619,315 shares)		$ 8.53

Maximum offering price per share (100/94.25 of $8.53)		$ 9.05
Class T: Net Asset Value and redemption price per share ($20,157,401 ÷ 2,372,373 shares)		$ 8.50

Maximum offering price per share (100/96.50 of $8.50)		$ 8.81
Class B: Net Asset Value and offering price per share ($3,772,745 ÷ 446,621 shares)A		$ 8.45

Class C: Net Asset Value and offering price per share ($5,896,025 ÷ 698,412 shares)A		$ 8.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,843,548 ÷ 1,151,415 shares)		$ 8.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 417,932
Interest		19
Total income		417,951

Expenses
Distribution fees	$ 174,053
Independent trustees' compensation	196
Total expenses before reductions	174,249
Expense reductions	(196)	174,053
Net investment income (loss)		243,898
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(601,191)
Capital gain distributions from underlying funds	1,136	(600,055)
Change in net unrealized appreciation (depreciation) on underlying funds		(16,926,018)
Net gain (loss)		(17,526,073)
Net increase (decrease) in net assets resulting from operations		$ (17,282,175)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 243,898	$ 657,993
Net realized gain (loss)	(600,055)	2,866,413
Change in net unrealized appreciation (depreciation)	(16,926,018)	(10,545,175)
Net increase (decrease) in net assets resulting from operations	(17,282,175)	(7,020,769)
Distributions to shareholders from net investment income	(45,761)	(617,903)
Distributions to shareholders from net realized gain	(2,456,705)	(637,740)
Total distributions	(2,502,466)	(1,255,643)
Share transactions - net increase (decrease)	29,811,579	74,257,188
Total increase (decrease) in net assets	10,026,938	65,980,776

Net Assets
Beginning of period	86,073,225	20,092,449
End of period (including undistributed net investment income of $243,831 and undistributed net investment income of $45,694, respectively)	$ 96,100,163	$ 86,073,225

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.16	.13
Net realized and unrealized gain (loss)	(1.54)	(.60)	1.06
Total from investment operations	(1.51)	(.44)	1.19
Distributions from net investment income	(.01)	(.11)	(.09)
Distributions from net realized gain	(.28)	(.17)	(.06)
Total distributions	(.28) I	(.28)	(.15)
Net asset value, end of period	$ 8.53	$ 10.32	$ 11.04
Total Return B, C, D	(15.16)%	(4.27)%	11.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	.59% A	1.39%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,430	$ 55,250	$ 12,907
Portfolio turnover rate	7% A	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.281 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02	.13	.11
Net realized and unrealized gain (loss)	(1.54)	(.59)	1.05
Total from investment operations	(1.52)	(.46)	1.16
Distributions from net investment income	-I	(.09)	(.08)
Distributions from net realized gain	(.28)	(.17)	(.06)
Total distributions	(.28)J	(.26)	(.14)
Net asset value, end of period	$ 8.50	$ 10.30	$ 11.02
Total ReturnB, C, D	(15.32)%	(4.45)%	11.64%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	.35% A	1.14%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,157	$ 15,147	$ 3,520
Portfolio turnover rate	7% A	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.277 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.275 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.06
Net realized and unrealized gain (loss)	(1.53)	(.59)	1.07
Total from investment operations	(1.54)	(.52)	1.13
Distributions from net investment income	-	(.06)	(.07)
Distributions from net realized gain	(.27)	(.16)	(.06)
Total distributions	(.27) I	(.22)	(.13)
Net asset value, end of period	$ 8.45	$ 10.26	$ 11.00
Total ReturnB, C, D	(15.54)%	(4.93)%	11.31%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	(.16)% A	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,773	$ 3,414	$ 1,177
Portfolio turnover rate	7% A	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.270 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.270 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.06
Net realized and unrealized gain (loss)	(1.53)	(.59)	1.06
Total from investment operations	(1.54)	(.52)	1.12
Distributions from net investment income	-	(.07)	(.06)
Distributions from net realized gain	(.27)	(.16)	(.06)
Total distributions	(.27) I	(.23)	(.12)
Net asset value, end of period	$ 8.44	$ 10.25	$ 11.00
Total ReturnB, C, D	(15.55)%	(4.99)%	11.25%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	(.15)% A	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,896	$ 5,380	$ 1,507
Portfolio turnover rate	7% A	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.270 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.270 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.18	.15
Net realized and unrealized gain (loss)	(1.55)	(.59)	1.06
Total from investment operations	(1.51)	(.41)	1.21
Distributions from net investment income	(.01)	(.13)	(.09)
Distributions from net realized gain	(.28)	(.17)	(.06)
Total distributions	(.29) H	(.30)	(.15)
Net asset value, end of period	$ 8.55	$ 10.35	$ 11.06
Total Return B, C	(15.17)%	(4.02)%	12.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.84% A	1.64%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,844	$ 6,882	$ 982
Portfolio turnover rate	7% A	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.287 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of September 30, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 186,967,370	$ 688,187	$ (12,583,030)	$ (11,894,843)
Advisor Freedom 2005	165,999,339	571,840	(19,821,688)	(19,249,848)
Advisor Freedom 2010	843,663,648	3,882,017	(95,027,993)	(91,145,976)
Advisor Freedom 2015	1,065,845,546	3,537,147	(136,642,069)	(133,104,922)
Advisor Freedom 2020	1,744,564,334	9,106,119	(250,269,356)	(241,163,237)
Advisor Freedom 2025	1,078,353,767	2,903,143	(178,462,179)	(175,559,036)
Advisor Freedom 2030	1,315,196,619	4,953,938	(229,241,771)	(224,287,833)
Advisor Freedom 2035	666,513,601	1,096,276	(128,005,341)	(126,909,065)
Advisor Freedom 2040	938,887,766	3,238,479	(169,111,493)	(165,873,014)
Advisor Freedom 2045	136,463,103	28,383	(27,771,484)	(27,743,101)
Advisor Freedom 2050	123,206,984	21,170	(27,098,833)	(27,077,663)

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	40,449,092	16,494,982
Advisor Freedom 2005	38,894,876	20,310,688
Advisor Freedom 2010	170,772,536	59,036,470
Advisor Freedom 2015	200,299,340	52,533,687
Advisor Freedom 2020	256,155,228	74,882,144
Advisor Freedom 2025	210,270,199	38,194,185
Advisor Freedom 2030	195,234,695	33,436,263
Advisor Freedom 2035	126,205,005	16,126,047
Advisor Freedom 2040	117,487,003	27,475,144
Advisor Freedom 2045	45,780,597	3,330,123
Advisor Freedom 2050	31,031,439	3,470,328

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all

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5. Fees and Other Transactions with Affiliates - continued

Other Transactions - continued

expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 122,390	$ 46,956
Class T	.25%	.25%	115,319	698
Class B	.75%	.25%	27,097	20,325
Class C	.75%	.25%	70,339	12,000
			$ 335,145	$ 79,979
Advisor Freedom 2005
Class A	0%	.25%	$ 133,430	$ 65,372
Class T	.25%	.25%	51,362	238
Class B	.75%	.25%	21,021	15,773
Class C	.75%	.25%	53,172	13,295
			$ 258,985	$ 94,678
Advisor Freedom 2010
Class A	0%	.25%	$ 507,488	$ 157,762
Class T	.25%	.25%	548,204	-
Class B	.75%	.25%	167,344	125,542
Class C	.75%	.25%	291,630	61,415
			$ 1,514,666	$ 344,719
Advisor Freedom 2015
Class A	0%	.25%	$ 701,447	$ 245,028
Class T	.25%	.25%	533,566	1,100
Class B	.75%	.25%	219,070	164,397
Class C	.75%	.25%	333,196	57,874
			$ 1,787,279	$ 468,399
Advisor Freedom 2020
Class A	0%	.25%	$ 1,081,764	$ 304,455
Class T	.25%	.25%	1,167,204	-
Class B	.75%	.25%	443,786	333,037
Class C	.75%	.25%	487,970	100,271
			$ 3,180,724	$ 737,763
Advisor Freedom 2025
Class A	0%	.25%	$ 760,292	$ 273,214
Class T	.25%	.25%	455,102	-
Class B	.75%	.25%	219,283	164,654
Class C	.75%	.25%	211,026	46,355
			$ 1,645,703	$ 484,223
Advisor Freedom 2030
Class A	0%	.25%	$ 840,996	$ 275,136
Class T	.25%	.25%	767,824	-
Class B	.75%	.25%	303,002	227,252
Class C	.75%	.25%	301,534	49,652
			$ 2,213,356	$ 552,040

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2035	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 457,323	$ 189,038
Class T	.25%	.25%	262,212	-
Class B	.75%	.25%	142,419	106,813
Class C	.75%	.25%	120,692	24,910
			$ 982,646	$ 320,761
Advisor Freedom 2040
Class A	0%	.25%	$ 562,823	$ 151,529
Class T	.25%	.25%	613,948	204
Class B	.75%	.25%	253,430	190,073
Class C	.75%	.25%	277,847	42,936
			$ 1,708,048	$ 384,742
Advisor Freedom 2045
Class A	0%	.25%	$ 92,481	$ 51,601
Class T	.25%	.25%	35,612	-
Class B	.75%	.25%	14,952	11,227
Class C	.75%	.25%	15,093	8,285
			$ 158,138	$ 71,113
Advisor Freedom 2050
Class A	0%	.25%	$ 75,481	$ 26,100
Class T	.25%	.25%	48,073	-
Class B	.75%	.25%	19,955	14,980
Class C	.75%	.25%	30,544	15,977
			$ 174,053	$ 57,057

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 7,313
Class T	4,416
Class B*	5,938
Class C*	499
$ 18,166
Advisor Freedom 2005
Class A	$ 5,901
Class T	874
Class B*	10,265
Class C*	6,472
$ 23,512
Advisor Freedom 2010
Class A	$ 42,834
Class T	15,336
Class B*	35,723
Class C*	6,183
$ 100,076

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2015	Retained by FDC
Class A	$ 49,560
Class T	16,236
Class B*	63,013
Class C*	5,861
$ 134,670
Advisor Freedom 2020
Class A	$ 80,478
Class T	24,844
Class B*	117,826
Class C*	12,731
$ 235,879
Advisor Freedom 2025
Class A	$ 61,923
Class T	16,417
Class B*	73,018
Class C*	3,882
$ 155,240
Advisor Freedom 2030
Class A	$ 71,093
Class T	11,816
Class B*	100,377
Class C*	4,743
$ 188,029
Advisor Freedom 2035
Class A	$ 38,237
Class T	10,149
Class B*	55,218
Class C*	3,790
$ 107,394
Advisor Freedom 2040
Class A	$ 61,115
Class T	16,328
Class B*	96,543
Class C*	5,062
$ 179,048
Advisor Freedom 2045
Class A	$ 12,316
Class T	2,440
Class B*	5,715
Class C*	286
$ 20,757
Advisor Freedom 2050
Class A	$ 14,883
Class T	4,333
Class B*	5,380
Class C*	1,775
$ 26,371

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Advisor Freedom Income
Class A	.25%	$ 206
Class T	.50%	89
Class B	1.00%	10
Class C	1.00%	26
Institutional Class	.00%	19
Advisor Freedom 2005
Class A	.25%	216
Class T	.50%	42
Class B	1.00%	9
Class C	1.00%	22
Institutional Class	.00%	22
Advisor Freedom 2010
Class A	.25%	826
Class T	.50%	445
Class B	1.00%	68
Class C	1.00%	118
Institutional Class	.00%	102
Advisor Freedom 2015
Class A	.25%	1,133
Class T	.50%	431
Class B	1.00%	88
Class C	1.00%	135
Institutional Class	.00%	178
Advisor Freedom 2020
Class A	.25%	1,771
Class T	.50%	955
Class B	1.00%	181
Class C	1.00%	199
Institutional Class	.00%	230
Advisor Freedom 2025
Class A	.25%	1,226
Class T	.50%	367
Class B	1.00%	89
Class C	1.00%	85
Institutional Class	.00%	153
Advisor Freedom 2030
Class A	.25%	1,391
Class T	.50%	613
Class B	1.00%	116
Class C	1.00%	119
Institutional Class	.00%	185

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6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 746
Class T	.50%	206
Class B	1.00%	53
Class C	1.00%	46
Institutional Class	.00%	99
Advisor Freedom 2040
Class A	.25%	936
Class T	.50%	498
Class B	1.00%	99
Class C	1.00%	111
Institutional Class	.00%	121
Advisor Freedom 2045
Class A	.25%	143
Class T	.50%	28
Class B	1.00%	5
Class C	1.00%	5
Institutional Class	.00%	19
Advisor Freedom 2050
Class A	.25%	115
Class T	.50%	41
Class B	1.00%	8
Class C	1.00%	12
Institutional Class	.00%	20

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	12%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Dividend Growth Fund	26%
Fidelity Advisor Growth & Income Fund	42%
Fidelity Advisor Large Cap Fund	57%
Fidelity Advisor Overseas Fund	38%
Fidelity Advisor Intermediate Bond Fund	26%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom Income
From net investment income
Class A	$ 1,421,247	$ 2,504,685
Class T	610,548	1,563,953
Class B	59,400	152,566
Class C	152,149	433,205
Institutional Class	152,637	228,075
Total	$ 2,395,981	$ 4,882,484
From net realized gain
Class A	$ 356,700	$ 363,946
Class T	175,948	265,719
Class B	21,145	31,009
Class C	54,952	84,230
Institutional Class	34,611	29,749
Total	$ 643,356	$ 774,653
Advisor Freedom 2005
From net investment income
Class A	$ 489,615	$ 1,724,823
Class T	88,194	428,083
Class B	12,666	51,521
Class C	31,728	147,372
Institutional Class	51,494	207,409
Total	$ 673,697	$ 2,559,208
From net realized gain
Class A	$ 1,602,508	$ 834,705
Class T	337,763	290,404
Class B	67,056	52,453
Class C	173,059	130,191
Institutional Class	151,950	78,795
Total	$ 2,332,336	$ 1,386,548
Advisor Freedom 2010
From net investment income
Class A	$ 1,635,786	$ 8,089,684
Class T	800,265	4,645,864
Class B	81,778	581,796
Class C	145,509	979,699
Institutional Class	213,139	999,219
Total	$ 2,876,477	$ 15,296,262
From net realized gain
Class A	$ 8,165,485	$ 4,371,752
Class T	4,652,704	3,146,806
Class B	730,165	543,390
Class C	1,254,373	798,291
Institutional Class	934,820	439,647
Total	$ 15,737,547	$ 9,299,886

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8. Distributions to Shareholders - continued

	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2015
From net investment income
Class A	$ 1,854,604	$ 9,282,719
Class T	585,730	3,805,292
Class B	67,714	608,280
Class C	107,780	916,055
Institutional Class	289,447	1,380,515
Total	$ 2,905,275	$ 15,992,861
From net realized gain
Class A	$ 12,667,765	$ 6,792,732
Class T	4,968,341	3,796,442
Class B	1,050,868	835,908
Class C	1,588,346	1,173,886
Institutional Class	1,724,364	894,618
Total	$ 21,999,684	$ 13,493,586
Advisor Freedom 2020
From net investment income
Class A	$ 2,491,441	$ 13,227,162
Class T	1,102,432	7,368,496
Class B	92,247	994,726
Class C	107,254	1,068,257
Institutional Class	338,024	1,659,078
Total	$ 4,131,398	$ 24,317,719
From net realized gain
Class A	$ 25,570,523	$ 13,024,880
Class T	14,331,386	10,046,546
Class B	2,765,535	1,981,035
Class C	2,987,856	1,985,963
Institutional Class	2,929,472	1,178,241
Total	$ 48,584,772	$ 28,216,665
Advisor Freedom 2025
From net investment income
Class A	$ 1,455,198	$ 7,874,109
Class T	321,361	2,457,202
Class B	25,312	398,931
Class C	23,998	394,171
Institutional Class	189,410	831,749
Total	$ 2,015,279	$ 11,956,162
From net realized gain
Class A	$ 17,377,226	$ 8,202,079
Class T	5,402,925	3,646,794
Class B	1,337,234	892,352
Class C	1,268,394	791,593
Institutional Class	1,796,921	528,297
Total	$ 27,182,700	$ 14,061,115

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2030
From net investment income
Class A	$ 1,470,407	$ 7,205,006
Class T	480,528	3,287,728
Class B	-	414,862
Class C	22,880	403,557
Institutional Class	208,936	916,629
Total	$ 2,182,751	$ 12,227,782
From net realized gain
Class A	$ 23,521,239	$ 10,936,038
Class T	10,985,266	7,840,143
Class B	2,225,373	1,556,434
Class C	2,196,495	1,494,609
Institutional Class	2,639,197	989,968
Total	$ 41,567,570	$ 22,817,192
Advisor Freedom 2035
From net investment income
Class A	$ 525,648	$ 3,345,833
Class T	90,348	952,354
Class B	-	177,323
Class C	-	143,957
Institutional Class	74,865	415,381
Total	$ 690,861	$ 5,034,848
From net realized gain
Class A	$ 11,883,133	$ 4,819,324
Class T	3,531,720	2,263,096
Class B	987,212	601,586
Class C	830,165	497,133
Institutional Class	1,238,159	334,622
Total	$ 18,470,389	$ 8,515,761
Advisor Freedom 2040
From net investment income
Class A	$ 582,074	$ 5,153,377
Class T	160,979	2,630,359
Class B	-	354,339
Class C	-	387,464
Institutional Class	92,873	634,685
Total	$ 835,926	$ 9,160,224
From net realized gain
Class A	$ 17,624,156	$ 8,341,256
Class T	9,747,870	6,395,011
Class B	2,054,689	1,317,210
Class C	2,239,988	1,493,781
Institutional Class	1,946,757	733,784
Total	$ 33,613,460	$ 18,281,042
Advisor Freedom 2045
From net investment income
Class A	$ 108,095	$ 408,907
Class T	14,853	76,927
Class B	-	11,522
Class C	-	11,199
Institutional Class	15,292	62,319
Total	$ 138,240	$ 570,874
From net realized gain
Class A	$ 1,526,065	$ 365,060
Class T	297,052	84,292
Class B	66,202	18,988
Class C	65,662	18,223
Institutional Class	166,809	42,732
Total	$ 2,121,790	$ 529,295

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2050
From net investment income
Class A	$ 33,758	$ 421,587
Class T	3,322	94,910
Class B	-	15,927
Class C	-	26,686
Institutional Class	8,681	58,793
Total	$ 45,761	$ 617,903
From net realized gain
Class A	$ 1,547,166	$ 409,384
Class T	457,862	109,763
Class B	100,469	29,999
Class C	152,267	43,754
Institutional Class	198,941	44,840
Total	$ 2,456,705	$ 637,740

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2008	Year ended March 31, 2008	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom Income
Class A
Shares sold	3,916,042	6,395,797	$ 40,497,062	$ 68,652,447
Reinvestment of distributions	167,375	259,372	1,738,139	2,783,957
Shares redeemed	(1,944,015)	(2,922,596)	(20,076,166)	(31,256,793)
Net increase (decrease)	2,139,402	3,732,573	$ 22,159,035	$ 40,179,611
Class T
Shares sold	1,332,702	2,855,150	$ 13,719,494	$ 30,643,258
Reinvestment of distributions	73,273	164,484	761,035	1,765,934
Shares redeemed	(1,148,495)	(2,428,323)	(11,805,815)	(25,960,467)
Net increase (decrease)	257,480	591,311	$ 2,674,714	$ 6,448,725
Class B
Shares sold	56,557	214,502	$ 580,312	$ 2,287,850
Reinvestment of distributions	7,103	15,304	73,822	164,212
Shares redeemed	(76,406)	(165,034)	(783,837)	(1,766,793)
Net increase (decrease)	(12,746)	64,772	$ (129,703)	$ 685,269
Class C
Shares sold	247,468	601,335	$ 2,542,417	$ 6,439,273
Reinvestment of distributions	16,767	39,613	174,135	424,846
Shares redeemed	(373,396)	(469,822)	(3,825,204)	(5,023,022)
Net increase (decrease)	(109,161)	171,126	$ (1,108,652)	$ 1,841,097
Institutional Class
Shares sold	327,690	1,046,538	$ 3,395,269	$ 11,013,967
Reinvestment of distributions	17,819	23,599	185,273	253,422
Shares redeemed	(268,321)	(460,080)	(2,760,115)	(4,893,967)
Net increase (decrease)	77,188	610,057	$ 820,427	$ 6,373,422

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2008	Year ended March 31, 2008	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2005
Class A
Shares sold	3,760,490	7,280,006	$ 41,927,476	$ 86,978,408
Reinvestment of distributions	179,631	209,681	2,071,048	2,523,615
Shares redeemed	(2,319,673)	(3,032,111)	(25,758,781)	(36,068,889)
Net increase (decrease)	1,620,448	4,457,576	$ 18,239,743	$ 53,433,134
Class T
Shares sold	521,645	1,302,460	$ 5,776,577	$ 15,596,978
Reinvestment of distributions	34,410	57,458	396,747	691,442
Shares redeemed	(541,372)	(1,248,968)	(6,020,586)	(14,879,592)
Net increase (decrease)	14,683	110,950	$ 152,738	$ 1,408,828
Class B
Shares sold	63,857	134,939	$ 693,234	$ 1,573,994
Reinvestment of distributions	6,252	7,641	71,901	91,841
Shares redeemed	(69,726)	(97,335)	(765,862)	(1,155,938)
Net increase (decrease)	383	45,245	$ (727)	$ 509,897
Class C
Shares sold	165,989	398,272	$ 1,822,864	$ 4,710,455
Reinvestment of distributions	15,887	20,492	182,386	245,781
Shares redeemed	(244,787)	(218,640)	(2,666,408)	(2,586,377)
Net increase (decrease)	(62,911)	200,124	$ (661,158)	$ 2,369,859
Institutional Class
Shares sold	362,655	898,304	$ 4,141,647	$ 10,934,550
Reinvestment of distributions	17,479	23,531	202,410	284,303
Shares redeemed	(196,834)	(368,372)	(2,206,851)	(4,367,156)
Net increase (decrease)	183,300	553,463	$ 2,137,206	$ 6,851,697
Advisor Freedom 2010
Class A
Shares sold	14,918,325	21,172,266	$ 169,784,681	$ 262,315,907
Reinvestment of distributions	809,723	977,928	9,619,668	12,200,535
Shares redeemed	(7,273,853)	(10,377,196)	(82,743,749)	(128,191,139)
Net increase (decrease)	8,454,195	11,772,998	$ 96,660,600	$ 146,325,303
Class T
Shares sold	3,853,588	9,009,530	$ 44,116,902	$ 110,976,658
Reinvestment of distributions	453,993	619,841	5,375,279	7,710,014
Shares redeemed	(3,529,825)	(7,066,194)	(40,176,403)	(87,124,252)
Net increase (decrease)	777,756	2,563,177	$ 9,315,778	$ 31,562,420
Class B
Shares sold	180,470	531,540	$ 2,064,875	$ 6,513,051
Reinvestment of distributions	62,027	81,330	732,541	1,009,856
Shares redeemed	(314,507)	(551,595)	(3,528,348)	(6,803,579)
Net increase (decrease)	(72,010)	61,275	$ (730,932)	$ 719,328
Class C
Shares sold	721,897	1,941,907	$ 8,162,503	$ 23,880,546
Reinvestment of distributions	104,463	125,362	1,229,533	1,552,639
Shares redeemed	(668,793)	(1,000,919)	(7,534,311)	(12,286,806)
Net increase (decrease)	157,567	1,066,350	$ 1,857,725	$ 13,146,379
Institutional Class
Shares sold	1,998,949	2,789,625	$ 23,512,767	$ 34,942,048
Reinvestment of distributions	92,789	109,553	1,106,046	1,370,855
Shares redeemed	(840,893)	(1,273,890)	(9,561,453)	(15,744,160)
Net increase (decrease)	1,250,845	1,625,288	$ 15,057,360	$ 20,568,743

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2008	Year ended March 31, 2008	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2015
Class A
Shares sold	15,620,176	30,012,366	$ 180,569,920	$ 375,290,820
Reinvestment of distributions	1,197,945	1,252,597	14,327,397	15,820,828
Shares redeemed	(8,328,007)	(11,069,498)	(95,219,912)	(138,060,728)
Net increase (decrease)	8,490,114	20,195,465	$ 99,677,405	$ 253,050,920
Class T
Shares sold	4,401,979	7,187,921	$ 50,237,667	$ 89,866,267
Reinvestment of distributions	453,376	593,664	5,413,325	7,487,851
Shares redeemed	(2,521,145)	(5,577,816)	(28,678,339)	(69,873,542)
Net increase (decrease)	2,334,210	2,203,769	$ 26,972,653	$ 27,480,576
Class B
Shares sold	390,627	952,656	$ 4,511,128	$ 11,837,765
Reinvestment of distributions	88,197	107,501	1,049,566	1,351,705
Shares redeemed	(398,604)	(715,996)	(4,513,918)	(8,904,180)
Net increase (decrease)	80,220	344,161	$ 1,046,776	$ 4,285,290
Class C
Shares sold	872,403	1,762,544	$ 9,943,483	$ 21,931,918
Reinvestment of distributions	126,847	147,692	1,506,946	1,855,516
Shares redeemed	(678,420)	(938,455)	(7,633,389)	(11,655,229)
Net increase (decrease)	320,830	971,781	$ 3,817,040	$ 12,132,205
Institutional Class
Shares sold	3,615,966	4,107,174	$ 42,580,090	$ 52,023,759
Reinvestment of distributions	165,726	177,571	1,992,026	2,253,324
Shares redeemed	(1,152,533)	(1,687,314)	(13,155,106)	(21,403,007)
Net increase (decrease)	2,629,159	2,597,431	$ 31,417,010	$ 32,874,076
Advisor Freedom 2020
Class A
Shares sold	19,868,482	38,566,894	$ 245,279,676	$ 525,160,644
Reinvestment of distributions	2,152,987	1,874,481	27,708,934	25,889,867
Shares redeemed	(10,713,442)	(14,579,291)	(131,214,647)	(197,670,315)
Net increase (decrease)	11,308,027	25,862,084	$ 141,773,963	$ 353,380,196
Class T
Shares sold	7,098,638	15,080,905	$ 87,711,820	$ 205,467,830
Reinvestment of distributions	1,183,377	1,251,431	15,218,231	17,269,011
Shares redeemed	(6,032,500)	(12,338,940)	(73,616,452)	(168,368,029)
Net increase (decrease)	2,249,515	3,993,396	$ 29,313,599	$ 54,368,812
Class B
Shares sold	646,958	1,397,786	$ 7,996,654	$ 18,987,125
Reinvestment of distributions	214,370	206,609	2,746,093	2,841,914
Shares redeemed	(724,116)	(979,173)	(8,776,844)	(13,271,484)
Net increase (decrease)	137,212	625,222	$ 1,965,903	$ 8,557,555
Class C
Shares sold	1,453,635	2,950,874	$ 17,922,451	$ 40,072,501
Reinvestment of distributions	208,267	193,944	2,663,731	2,664,764
Shares redeemed	(1,112,344)	(1,961,725)	(13,459,723)	(26,617,780)
Net increase (decrease)	549,558	1,183,093	$ 7,126,459	$ 16,119,485
Institutional Class
Shares sold	4,235,614	5,531,638	$ 53,696,797	$ 76,296,447
Reinvestment of distributions	244,565	196,081	3,162,229	2,719,400
Shares redeemed	(1,266,258)	(1,698,087)	(15,428,140)	(23,097,020)
Net increase (decrease)	3,213,921	4,029,632	$ 41,430,886	$ 55,918,827

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2008	Year ended March 31, 2008	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2025
Class A
Shares sold	15,568,945	31,444,214	$ 184,405,878	$ 413,397,979
Reinvestment of distributions	1,502,070	1,193,033	18,670,659	15,943,550
Shares redeemed	(6,520,124)	(10,605,763)	(76,436,588)	(138,593,485)
Net increase (decrease)	10,550,891	22,031,484	$ 126,639,949	$ 290,748,044
Class T
Shares sold	3,681,038	7,320,665	$ 43,718,027	$ 96,719,142
Reinvestment of distributions	449,043	451,032	5,595,082	6,039,311
Shares redeemed	(2,279,312)	(5,426,572)	(26,850,195)	(71,792,696)
Net increase (decrease)	1,850,769	2,345,125	$ 22,462,914	$ 30,965,757
Class B
Shares sold	425,879	1,032,697	$ 5,066,772	$ 13,514,621
Reinvestment of distributions	106,673	94,056	1,317,413	1,250,009
Shares redeemed	(287,114)	(523,284)	(3,352,557)	(6,862,113)
Net increase (decrease)	245,438	603,469	$ 3,031,628	$ 7,902,517
Class C
Shares sold	690,998	1,232,948	$ 8,039,384	$ 16,188,203
Reinvestment of distributions	96,169	81,325	1,186,721	1,080,397
Shares redeemed	(264,682)	(519,398)	(3,077,130)	(6,755,133)
Net increase (decrease)	522,485	794,875	$ 6,148,975	$ 10,513,467
Institutional Class
Shares sold	4,082,675	4,059,864	$ 50,249,062	$ 54,260,664
Reinvestment of distributions	157,488	99,805	1,968,604	1,339,601
Shares redeemed	(1,375,992)	(942,331)	(15,955,862)	(12,524,147)
Net increase (decrease)	2,864,171	3,217,338	$ 36,261,804	$ 43,076,118
Advisor Freedom 2030
Class A
Shares sold	15,130,662	31,843,152	$ 193,608,806	$ 459,602,140
Reinvestment of distributions	1,838,119	1,221,831	24,759,548	17,967,778
Shares redeemed	(7,334,532)	(9,968,940)	(93,221,249)	(142,503,129)
Net increase (decrease)	9,634,249	23,096,043	$ 125,147,105	$ 335,066,789
Class T
Shares sold	5,511,642	11,245,298	$ 70,290,885	$ 162,101,126
Reinvestment of distributions	845,243	752,594	11,351,607	11,039,870
Shares redeemed	(3,694,761)	(9,323,237)	(46,971,838)	(135,908,919)
Net increase (decrease)	2,662,124	2,674,655	$ 34,670,654	$ 37,232,077
Class B
Shares sold	454,056	1,094,290	$ 5,828,182	$ 15,718,712
Reinvestment of distributions	161,350	130,528	2,157,255	1,905,487
Shares redeemed	(405,382)	(658,615)	(5,122,916)	(9,302,781)
Net increase (decrease)	210,024	566,203	$ 2,862,521	$ 8,321,418
Class C
Shares sold	732,364	1,428,374	$ 9,274,574	$ 20,470,871
Reinvestment of distributions	152,616	119,323	2,037,427	1,741,917
Shares redeemed	(414,506)	(925,108)	(5,170,665)	(13,146,909)
Net increase (decrease)	470,474	622,589	$ 6,141,336	$ 9,065,879
Institutional Class
Shares sold	2,984,739	4,311,519	$ 39,460,464	$ 62,949,526
Reinvestment of distributions	204,917	122,302	2,770,481	1,804,784
Shares redeemed	(861,506)	(998,614)	(10,944,330)	(14,596,036)
Net increase (decrease)	2,328,150	3,435,207	$ 31,286,615	$ 50,158,274

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2008	Year ended March 31, 2008	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2035
Class A
Shares sold	9,770,574	21,196,181	$ 117,423,241	$ 288,304,008
Reinvestment of distributions	966,645	582,502	12,315,138	8,092,022
Shares redeemed	(3,927,242)	(5,766,443)	(47,082,276)	(77,817,751)
Net increase (decrease)	6,809,977	16,012,240	$ 82,656,103	$ 218,578,279
Class T
Shares sold	2,270,238	4,490,317	$ 27,282,714	$ 61,032,845
Reinvestment of distributions	280,878	230,541	3,564,338	3,188,274
Shares redeemed	(1,195,925)	(3,046,746)	(14,387,801)	(41,592,325)
Net increase (decrease)	1,355,191	1,674,112	$ 16,459,251	$ 22,628,794
Class B
Shares sold	289,921	727,943	$ 3,482,106	$ 9,848,745
Reinvestment of distributions	76,679	55,321	965,387	760,291
Shares redeemed	(180,289)	(268,514)	(2,129,350)	(3,598,845)
Net increase (decrease)	186,311	514,750	$ 2,318,143	$ 7,010,191
Class C
Shares sold	368,933	744,599	$ 4,422,744	$ 10,054,795
Reinvestment of distributions	62,032	43,460	781,602	597,725
Shares redeemed	(179,462)	(349,529)	(2,140,719)	(4,698,348)
Net increase (decrease)	251,503	438,530	$ 3,063,627	$ 5,954,172
Institutional Class
Shares sold	2,210,484	2,734,548	$ 27,684,240	$ 37,807,044
Reinvestment of distributions	102,585	53,535	1,311,040	746,046
Shares redeemed	(567,034)	(543,000)	(6,731,560)	(7,395,551)
Net increase (decrease)	1,746,035	2,245,083	$ 22,263,720	$ 31,157,539
Advisor Freedom 2040
Class A
Shares sold	8,941,970	19,155,475	$ 116,276,493	$ 285,070,394
Reinvestment of distributions	1,305,173	880,790	17,959,176	13,339,232
Shares redeemed	(4,992,730)	(6,437,466)	(64,739,072)	(95,274,858)
Net increase (decrease)	5,254,413	13,598,799	$ 69,496,597	$ 203,134,768
Class T
Shares sold	4,311,180	8,339,567	$ 56,080,389	$ 123,585,235
Reinvestment of distributions	719,828	596,272	9,876,041	9,006,999
Shares redeemed	(3,001,084)	(6,451,723)	(38,956,814)	(96,064,959)
Net increase (decrease)	2,029,924	2,484,116	$ 26,999,616	$ 36,527,275
Class B
Shares sold	356,309	1,033,232	$ 4,642,688	$ 15,187,232
Reinvestment of distributions	147,562	108,535	2,008,317	1,628,020
Shares redeemed	(364,573)	(528,583)	(4,656,212)	(7,760,981)
Net increase (decrease)	139,298	613,184	$ 1,994,793	$ 9,054,271
Class C
Shares sold	598,231	1,171,341	$ 7,721,757	$ 17,304,375
Reinvestment of distributions	155,910	118,241	2,120,380	1,773,152
Shares redeemed	(383,058)	(943,498)	(4,879,458)	(13,863,706)
Net increase (decrease)	371,083	346,084	$ 4,962,679	$ 5,213,821
Institutional Class
Shares sold	1,792,029	2,783,889	$ 23,913,616	$ 41,634,833
Reinvestment of distributions	142,987	84,901	1,974,648	1,289,408
Shares redeemed	(611,758)	(761,479)	(8,002,669)	(11,355,666)
Net increase (decrease)	1,323,258	2,107,311	$ 17,885,595	$ 31,568,575

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2008	Year ended March 31, 2008	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2045
Class A
Shares sold	3,843,961	5,976,822	$ 38,460,294	$ 67,538,170
Reinvestment of distributions	152,313	66,457	1,631,268	771,955
Shares redeemed	(952,927)	(1,235,991)	(9,465,453)	(13,806,904)
Net increase (decrease)	3,043,347	4,807,288	$ 30,626,109	$ 54,503,221
Class T
Shares sold	881,294	1,134,327	$ 8,816,734	$ 12,786,797
Reinvestment of distributions	29,145	13,886	311,558	161,155
Shares redeemed	(302,461)	(317,499)	(3,025,598)	(3,582,304)
Net increase (decrease)	607,978	830,714	$ 6,102,694	$ 9,365,648
Class B
Shares sold	114,759	197,272	$ 1,169,592	$ 2,237,639
Reinvestment of distributions	6,078	2,563	64,789	29,677
Shares redeemed	(24,713)	(30,565)	(248,762)	(338,933)
Net increase (decrease)	96,124	169,270	$ 985,619	$ 1,928,383
Class C
Shares sold	115,294	215,629	$ 1,168,761	$ 2,436,801
Reinvestment of distributions	6,054	2,506	64,477	28,989
Shares redeemed	(25,975)	(42,119)	(259,876)	(465,838)
Net increase (decrease)	95,373	176,016	$ 973,362	$ 1,999,952
Institutional Class
Shares sold	705,312	707,070	$ 7,334,290	$ 8,153,318
Reinvestment of distributions	16,955	9,019	182,101	105,051
Shares redeemed	(184,652)	(136,245)	(1,889,741)	(1,544,477)
Net increase (decrease)	537,615	579,844	$ 5,626,650	$ 6,713,892
Advisor Freedom 2050
Class A
Shares sold	2,153,091	5,070,025	$ 21,477,517	$ 57,527,193
Reinvestment of distributions	148,158	71,419	1,574,919	828,089
Shares redeemed	(1,033,049)	(959,527)	(10,213,020)	(10,623,621)
Net increase (decrease)	1,268,200	4,181,917	$ 12,839,416	$ 47,731,661
Class T
Shares sold	1,145,311	1,657,861	$ 11,446,449	$ 18,728,257
Reinvestment of distributions	42,501	17,173	450,930	198,763
Shares redeemed	(285,951)	(523,844)	(2,827,146)	(5,932,648)
Net increase (decrease)	901,861	1,151,190	$ 9,070,233	$ 12,994,372
Class B
Shares sold	134,005	258,344	$ 1,347,390	$ 2,916,138
Reinvestment of distributions	9,101	3,848	96,197	44,456
Shares redeemed	(29,235)	(36,465)	(281,232)	(402,811)
Net increase (decrease)	113,871	225,727	$ 1,162,355	$ 2,557,783
Class C
Shares sold	197,152	525,005	$ 1,956,925	$ 5,945,473
Reinvestment of distributions	13,436	5,664	141,883	65,337
Shares redeemed	(36,852)	(143,070)	(360,614)	(1,603,259)
Net increase (decrease)	173,736	387,599	$ 1,738,194	$ 4,407,551
Institutional Class
Shares sold	615,623	808,048	$ 6,296,826	$ 9,192,394
Reinvestment of distributions	19,341	8,828	205,984	102,543
Shares redeemed	(148,766)	(240,435)	(1,501,429)	(2,729,116)
Net increase (decrease)	486,198	576,441	$ 5,001,381	$ 6,565,821

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination to renew the Advisory Contracts, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index over multiple periods, as available. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Advisor Freedom 2005 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2025 Fund and Advisor Freedom 2035 Fund, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

Semiannual Report

For Advisor Freedom 2010 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund, because each fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the total returns of Institutional Class (Class I) and Class C of the fund and the total return of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, (for each fund other than Advisor Freedom Income Fund) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

Advisor Freedom 2005 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2010 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2015 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Advisor Freedom 2020 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2025 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2030 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2035 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Advisor Freedom 2040 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2045 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2050 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Advisor Freedom Income Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Advisor Freedom 2010 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2015 Fund

Advisor Freedom 2020 Fund

Semiannual Report

Advisor Freedom 2025 Fund

Advisor Freedom 2030 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2035 Fund

Advisor Freedom 2040 Fund

Semiannual Report

Advisor Freedom 2045 Fund

Advisor Freedom 2050 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that, for Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

The Board noted that, for Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, the management fees shown in prior years reflect each fund's previous all-inclusive management fee. For a more meaningful comparison of management fees, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from a fund's all-inclusive fee. In this regard, the Board realizes that net management fees may have varied from year to year because of differences in non-management expenses, and that non-management expenses may have exceeded a fund's all-inclusive fee and resulted in a negative net management fee.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expenses of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2007, and the total expenses of Class T of each fund ranked equal to its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Mellon Bank

Pittsburgh, PA

AFF-USAN-1108
1.792158.105

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Institutional Class

Semiannual Report

September 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Advisor Freedom Income	10 11 12	Investment Changes Investments Financial Statements
Advisor Freedom 2005	16 17 18	Investment Changes Investments Financial Statements
Advisor Freedom 2010	22 23 24	Investment Changes Investments Financial Statements
Advisor Freedom 2015	28 29 30	Investment Changes Investments Financial Statements
Advisor Freedom 2020	34 35 36	Investment Changes Investments Financial Statements
Advisor Freedom 2025	40 41 42	Investment Changes Investments Financial Statements
Advisor Freedom 2030	46 47 48	Investment Changes Investments Financial Statements
Advisor Freedom 2035	52 53 54	Investment Changes Investments Financial Statements
Advisor Freedom 2040	58 59 60	Investment Changes Investments Financial Statements
Advisor Freedom 2045	64 65 66	Investment Changes Investments Financial Statements
Advisor Freedom 2050	70 71 72	Investment Changes Investments Financial Statements
Notes	76	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	92

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 956.30	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 954.90	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 952.60	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 953.30	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 957.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 911.20	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 909.60	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 906.60	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 907.20	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 911.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 906.90	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 906.00	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 903.70	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 903.50	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 908.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 900.30	$ 1.19
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 899.50	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 897.00	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 897.00	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 901.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 879.90	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 879.20	$ 2.36
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 876.70	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 877.30	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 881.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 874.80	$ 1.17
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 872.70	$ 2.35
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 871.30	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 871.20	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 875.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 860.60	$ 1.17
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 859.60	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 857.40	$ 4.66
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 856.90	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 861.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 857.60	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 857.20	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 854.60	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 854.70	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 859.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 853.80	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 852.10	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 850.60	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 850.70	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 854.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 851.50	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 851.70	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 849.30	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 849.10	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 854.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 848.40	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 846.80	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 844.60	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 844.50	$ 4.62
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 848.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	1.2	1.3
Fidelity Advisor Dividend Growth Fund Institutional Class	2.0	2.2
Fidelity Advisor Equity Growth Fund Institutional Class	2.6	2.4
Fidelity Advisor Equity Income Fund Institutional Class	3.9	3.8
Fidelity Advisor Growth & Income Fund Institutional Class	3.4	3.3
Fidelity Advisor Large Cap Fund Institutional Class	3.3	3.3
Fidelity Advisor Mid Cap Fund Institutional Class	1.4	1.8
Fidelity Advisor Small Cap Fund Institutional Class	0.9	0.8
Fidelity Small Cap Opportunities Fund	0.8	0.9
	19.5	19.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.7	4.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	12.5	9.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.4	6.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.8	6.6
Fidelity Advisor Total Bond Fund Institutional Class	10.4	11.9
	35.1	34.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	20.2	20.3
Fidelity Institutional Money Market Portfolio Institutional Class	20.5	20.9
	40.7	41.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	19.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	40.7%

Six months ago
Domestic Equity Funds	19.8%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	41.2%

The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.5%
	Shares	Value
Domestic Equity Funds - 19.5%
Fidelity 100 Index Fund	239,204	$ 2,049,982
Fidelity Advisor Dividend Growth Fund Institutional Class	362,273	3,492,311
Fidelity Advisor Equity Growth Fund Institutional Class	91,703	4,569,585
Fidelity Advisor Equity Income Fund Institutional Class	301,892	6,774,446
Fidelity Advisor Growth & Income Fund Institutional Class	367,502	5,905,758
Fidelity Advisor Large Cap Fund Institutional Class	399,003	5,897,272
Fidelity Advisor Mid Cap Fund Institutional Class	156,133	2,562,137
Fidelity Advisor Small Cap Fund Institutional Class	68,182	1,525,913
Fidelity Small Cap Opportunities Fund	188,973	1,415,407
TOTAL EQUITY FUNDS (Cost $39,933,016)		34,192,811
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 4.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,066,066	8,208,708
Investment Grade Fixed-Income Funds - 35.1%
Fidelity Advisor Government Income Fund Institutional Class	2,103,365	21,874,995
Fidelity Advisor Intermediate Bond Fund Institutional Class	949,022	9,461,746
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,264,481	11,848,186
Fidelity Advisor Total Bond Fund Institutional Class	1,875,647	18,193,777
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		61,378,704
TOTAL FIXED-INCOME FUNDS (Cost $74,018,021)		69,587,412
Short-Term Funds - 40.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,994,248	$ 35,468,920
Fidelity Institutional Money Market Portfolio Institutional Class	35,823,385	35,823,384
TOTAL SHORT-TERM FUNDS (Cost $73,015,706)		71,292,304
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $186,966,743)		$ 175,072,527
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 175,072,527	$ 175,072,527	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $186,966,743) - See accompanying schedule		$ 175,072,527
Cash		1
Receivable for investments sold		151,628
Receivable for fund shares sold		2,141,677
Total assets		177,365,833

Liabilities
Payable for investments purchased	$ 1,400,525
Payable for fund shares redeemed	932,893
Distribution fees payable	56,185
Total liabilities		2,389,603

Net Assets		$ 174,976,230
Net Assets consist of:
Paid in capital		$ 186,748,188
Undistributed net investment income		429,984
Accumulated undistributed net realized gain (loss) on investments		(307,726)
Net unrealized appreciation (depreciation) on investments		(11,894,216)
Net Assets		$ 174,976,230

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($103,146,247 ÷ 10,503,264 shares)		$ 9.82

Maximum offering price per share (100/94.25 of $9.82)		$ 10.42
Class T: Net Asset Value and redemption price per share ($44,676,973 ÷ 4,552,641 shares)		$ 9.81

Maximum offering price per share (100/96.50 of $9.81)		$ 10.17
Class B: Net Asset Value and offering price per share ($5,076,371 ÷ 517,815 shares)A		$ 9.80

Class C: Net Asset Value and offering price per share ($12,753,545 ÷ 1,301,329 shares)A		$ 9.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,323,094 ÷ 947,542 shares)		$ 9.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,735,511

Expenses
Distribution fees	$ 335,145
Independent trustees' compensation	350
Total expenses before reductions	335,495
Expense reductions	(350)	335,145
Net investment income (loss)		2,400,366
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(414,778)
Capital gain distributions from underlying funds	153,755	(261,023)
Change in net unrealized appreciation (depreciation) on underlying funds		(10,266,575)
Net gain (loss)		(10,527,598)
Net increase (decrease) in net assets resulting from operations		$ (8,127,232)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,400,366	$ 4,974,929
Net realized gain (loss)	(261,023)	904,108
Change in net unrealized appreciation (depreciation)	(10,266,575)	(4,555,179)
Net increase (decrease) in net assets resulting from operations	(8,127,232)	1,323,858
Distributions to shareholders from net investment income	(2,395,981)	(4,882,484)
Distributions to shareholders from net realized gain	(643,356)	(774,653)
Total distributions	(3,039,337)	(5,657,137)
Share transactions - net increase (decrease)	24,415,821	55,528,124
Total increase (decrease) in net assets	13,249,252	51,194,845

Net Assets
Beginning of period	161,726,978	110,532,133
End of period (including undistributed net investment income of $429,984 and undistributed net investment income of $425,599, respectively)	$ 174,976,230	$ 161,726,978

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.74	$ 10.52	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.40	.36	.29	.20	.13
Net realized and unrealized gain (loss)	(.60)	(.21)	.29	.23	(.10)	.36
Total from investment operations	(.45)	.19	.65	.52	.10	.49
Distributions from net investment income	(.15)	(.40)	(.35)	(.27)	(.19)	(.09)
Distributions from net realized gain	(.04)	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.19)	(.47) J	(.43)	(.30) I	(.20)	(.09)
Net asset value, end of period	$ 9.82	$ 10.46	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Total Return B, C, D	(4.37)%	1.73%	6.38%	5.12%	.99%	4.95%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.91% A	3.77%	3.46%	2.83%	1.96%	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,146	$ 87,469	$ 49,721	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate	19% A	56%	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share. J Total distributions of $.469 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.73	$ 10.51	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.38	.34	.27	.18	.11
Net realized and unrealized gain (loss)	(.60)	(.22)	.29	.22	(.10)	.37
Total from investment operations	(.46)	.16	.63	.49	.08	.48
Distributions from net investment income	(.14)	(.38)	(.33)	(.24)	(.16)	(.09)
Distributions from net realized gain	(.04)	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.18)	(.44) I	(.41)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 9.81	$ 10.45	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Total ReturnB, C, D	(4.51)%	1.48%	6.11%	4.78%	.79%	4.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.58%	.58% A
Net investment income (loss)	2.66% A	3.52%	3.21%	2.58%	1.71%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,677	$ 44,882	$ 39,739	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate	19% A	56%	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.443 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.72	$ 10.50	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.32	.29	.22	.12	.07
Net realized and unrealized gain (loss)	(.60)	(.21)	.28	.21	(.10)	.37
Total from investment operations	(.49)	.11	.57	.43	.02	.44
Distributions from net investment income	(.11)	(.32)	(.27)	(.19)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.15)	(.39) J	(.35)	(.22) I	(.11)	(.06)
Net asset value, end of period	$ 9.80	$ 10.44	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Total Return B, C, D	(4.74)%	.97%	5.57%	4.27%	.23%	4.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	2.16% A	3.02%	2.71%	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,076	$ 5,539	$ 4,993	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate	19% A	56%	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. J Total distributions of $.338 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.71	$ 10.50	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.32	.29	.22	.12	.07
Net realized and unrealized gain (loss)	(.59)	(.21)	.27	.22	(.09)	.37
Total from investment operations	(.48)	.11	.56	.44	.03	.44
Distributions from net investment income	(.11)	(.32)	(.27)	(.19)	(.11)	(.07)
Distributions from net realized gain	(.04)	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.15)	(.39) J	(.35)	(.22) I	(.12)	(.07)
Net asset value, end of period	$ 9.80	$ 10.43	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Total Return B, C, D	(4.67)%	.97%	5.48%	4.37%	.24%	4.39%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	2.16% A	3.02%	2.71%	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,754	$ 14,718	$ 13,279	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate	19% A	56%	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. J Total distributions of $.389 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.76	$ 10.53	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.43	.39	.32	.23	.14
Net realized and unrealized gain (loss)	(.59)	(.21)	.30	.23	(.11)	.37
Total from investment operations	(.43)	.22	.69	.55	.12	.51
Distributions from net investment income	(.17)	(.43)	(.38)	(.29)	(.21)	(.10)
Distributions from net realized gain	(.04)	(.07)	(.08)	(.04)	(.01)	-
Total distributions	(.21)	(.50) H	(.46)	(.33)	(.22)	(.10)
Net asset value, end of period	$ 9.84	$ 10.48	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Total Return B, C	(4.24)%	2.00%	6.72%	5.39%	1.21%	5.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.08%	.08% A
Net investment income (loss)	3.16% A	4.02%	3.71%	3.08%	2.21%	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,323	$ 9,119	$ 2,800	$ 1,134	$ 626	$ 359
Portfolio turnover rate	19% A	56%	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.498 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.2	2.1
Fidelity Advisor Dividend Growth Fund Institutional Class	4.1	4.6
Fidelity Advisor Equity Growth Fund Institutional Class	5.0	4.6
Fidelity Advisor Equity Income Fund Institutional Class	7.4	7.2
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.3
Fidelity Advisor Large Cap Fund Institutional Class	6.4	6.3
Fidelity Advisor Mid Cap Fund Institutional Class	2.9	3.2
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.6
Fidelity Small Cap Opportunities Fund	1.6	1.6
	37.8	37.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.1	4.3
Fidelity Advisor Overseas Fund Institutional Class	4.1	4.3
	8.2	8.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.7	4.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	11.9	10.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.4	6.5
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.7	7.0
Fidelity Advisor Total Bond Fund Institutional Class	10.7	12.4
	34.7	36.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	7.2	6.4
Fidelity Institutional Money Market Portfolio Institutional Class	7.4	6.6
	14.6	13.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	37.8%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	34.7%
Short-Term Funds	14.6%

Six months ago
Domestic Equity Funds	37.5%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	13.0%

Expected
Domestic Equity Funds	38.2%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	33.1%
Short-Term Funds	15.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.0%
	Shares	Value
Domestic Equity Funds - 37.8%
Fidelity 100 Index Fund	373,502	$ 3,200,913
Fidelity Advisor Dividend Growth Fund Institutional Class	620,536	5,981,971
Fidelity Advisor Equity Growth Fund Institutional Class	147,153	7,332,650
Fidelity Advisor Equity Income Fund Institutional Class	485,513	10,894,911
Fidelity Advisor Growth & Income Fund Institutional Class	592,669	9,524,195
Fidelity Advisor Large Cap Fund Institutional Class	639,160	9,446,781
Fidelity Advisor Mid Cap Fund Institutional Class	254,619	4,178,302
Fidelity Advisor Small Cap Fund Institutional Class	111,279	2,490,414
Fidelity Small Cap Opportunities Fund	312,340	2,339,425
TOTAL DOMESTIC EQUITY FUNDS		55,389,562
International Equity Funds - 8.2%
Fidelity Advisor Diversified International Fund Institutional Class	382,992	6,001,478
Fidelity Advisor Overseas Fund Institutional Class	351,928	6,046,127
TOTAL INTERNATIONAL EQUITY FUNDS		12,047,605
TOTAL EQUITY FUNDS (Cost $82,460,507)		67,437,167
Fixed-Income Funds - 39.4%
	Shares	Value
High Yield Fixed-Income Funds - 4.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	904,852	$ 6,967,357
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Advisor Government Income Fund Institutional Class	1,680,100	17,473,040
Fidelity Advisor Intermediate Bond Fund Institutional Class	792,550	7,901,727
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,045,260	9,794,082
Fidelity Advisor Total Bond Fund Institutional Class	1,618,189	15,696,431
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		50,865,280
TOTAL FIXED-INCOME FUNDS (Cost $61,559,601)		57,832,637
Short-Term Funds - 14.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,201,055	10,665,368
Fidelity Institutional Money Market Portfolio Institutional Class	10,814,319	10,814,319
TOTAL SHORT-TERM FUNDS (Cost $21,978,247)		21,479,687
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $165,998,355)		$ 146,749,491
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 146,749,491	$ 146,749,491	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $165,998,355) - See accompanying schedule		$ 146,749,491
Cash		3
Receivable for investments sold		2,044,644
Receivable for fund shares sold		170,067
Total assets		148,964,205

Liabilities
Payable for investments purchased	$ 246
Payable for fund shares redeemed	2,220,152
Distribution fees payable	42,430
Total liabilities		2,262,828

Net Assets		$ 146,701,377
Net Assets consist of:
Paid in capital		$ 165,108,946
Undistributed net investment income		1,527,156
Accumulated undistributed net realized gain (loss) on investments		(685,861)
Net unrealized appreciation (depreciation) on investments		(19,248,864)
Net Assets		$ 146,701,377

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,389,020 ÷ 10,256,432 shares)		$ 10.18

Maximum offering price per share (100/94.25 of $10.18)		$ 10.80
Class T: Net Asset Value and redemption price per share ($18,735,195 ÷ 1,843,467 shares)		$ 10.16

Maximum offering price per share (100/96.50 of $10.16)		$ 10.53
Class B: Net Asset Value and offering price per share ($3,877,063 ÷ 382,948 shares)A		$ 10.12

Class C: Net Asset Value and offering price per share ($9,209,299 ÷ 911,467 shares)A		$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,490,800 ÷ 1,025,133 shares)		$ 10.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,824,468

Expenses
Distribution fees	$ 258,985
Independent trustees' compensation	311
Total expenses before reductions	259,296
Expense reductions	(311)	258,985
Net investment income (loss)		1,565,483
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(829,003)
Capital gain distributions from underlying funds	134,036	(694,967)
Change in net unrealized appreciation (depreciation) on underlying funds		(15,396,318)
Net gain (loss)		(16,091,285)
Net increase (decrease) in net assets resulting from operations		$ (14,525,802)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,565,483	$ 2,900,937
Net realized gain (loss)	(694,967)	2,850,140
Change in net unrealized appreciation (depreciation)	(15,396,318)	(8,225,598)
Net increase (decrease) in net assets resulting from operations	(14,525,802)	(2,474,521)
Distributions to shareholders from net investment income	(673,697)	(2,559,208)
Distributions to shareholders from net realized gain	(2,332,336)	(1,386,548)
Total distributions	(3,006,033)	(3,945,756)
Share transactions - net increase (decrease)	19,867,802	64,573,415
Total increase (decrease) in net assets	2,335,967	58,153,138

Net Assets
Beginning of period	144,365,410	86,212,272
End of period (including undistributed net investment income of $1,527,156 and undistributed net investment income of $635,370, respectively)	$ 146,701,377	$ 144,365,410

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 11.83	$ 11.33	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.33	.28	.25	.22	.09
Net realized and unrealized gain (loss)	(1.10)	(.34)	.63	.76	.03	.46
Total from investment operations	(.98)	(.01)	.91	1.01	.25	.55
Distributions from net investment income	(.06)	(.26)	(.23)	(.20)	(.17)	(.06)
Distributions from net realized gain	(.18)	(.16)	(.18)	(.05)	- I	-
Total distributions	(.24)	(.42)	(.41)	(.25)	(.17)	(.06)
Net asset value, end of period	$ 10.18	$ 11.40	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Total ReturnB, C, D	(8.88)%	(.23)%	8.21%	9.63%	2.38%	5.52%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.13% A	2.74%	2.49%	2.25%	2.13%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,389	$ 98,483	$ 49,418	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate	27% A	30%	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.81	$ 11.31	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.30	.25	.22	.20	.08
Net realized and unrealized gain (loss)	(1.11)	(.33)	.63	.75	.03	.46
Total from investment operations	(1.00)	(.03)	.88	.97	.23	.54
Distributions from net investment income	(.05)	(.23)	(.20)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.18)	(.16)	(.18)	(.05)	-I	-
Total distributions	(.23)	(.39)	(.38)	(.22)	(.15)J	(.06)
Net asset value, end of period	$ 10.16	$ 11.39	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Total Return B, C, D	(9.04)%	(.44)%	7.95%	9.31%	2.17%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.58%	.58%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.58%	.58%A
Net investment income (loss)	1.88%A	2.49%	2.24%	2.00%	1.88%	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,735	$ 20,837	$ 20,289	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate	27%A	30%	30%	34%	24%	9%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.78	$ 11.28	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.24	.20	.16	.14	.06
Net realized and unrealized gain (loss)	(1.12)	(.33)	.62	.76	.03	.46
Total from investment operations	(1.04)	(.09)	.82	.92	.17	.52
Distributions from net investment income	(.03)	(.16)	(.14)	(.12)	(.11)	(.05)
Distributions from net realized gain	(.18)	(.16)	(.18)	(.05)	-I	-
Total distributions	(.21)	(.32)	(.32)	(.17)	(.11)	(.05)
Net asset value, end of period	$ 10.12	$ 11.37	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Total ReturnB, C, D	(9.34)%	(.89)%	7.40%	8.80%	1.64%	5.21%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.08%	1.08%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.08%	1.08%A
Net investment income (loss)	1.38%A	1.99%	1.74%	1.50%	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,877	$ 4,348	$ 3,974	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate	27%A	30%	30%	34%	24%	9%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.76	$ 11.27	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.24	.20	.16	.14	.06
Net realized and unrealized gain (loss)	(1.11)	(.33)	.62	.75	.04	.46
Total from investment operations	(1.03)	(.09)	.82	.91	.18	.52
Distributions from net investment income	(.03)	(.17)	(.15)	(.12)	(.12)	(.05)
Distributions from net realized gain	(.18)	(.16)	(.18)	(.05)	-I	-
Total distributions	(.21)	(.33)	(.33)	(.17)	(.12)	(.05)
Net asset value, end of period	$ 10.10	$ 11.34	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Total ReturnB, C, D	(9.28)%	(.91)%	7.36%	8.74%	1.74%	5.21%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.38%A	1.99%	1.74%	1.50%	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,209	$ 11,052	$ 9,107	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate	27%A	30%	30%	34%	24%	9%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 11.87	$ 11.37	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.35	.31	.28	.25	.10
Net realized and unrealized gain (loss)	(1.12)	(.32)	.62	.76	.04	.45
Total from investment operations	(.99)	.03	.93	1.04	.29	.55
Distributions from net investment income	(.06)	(.28)	(.25)	(.22)	(.18)	(.06)
Distributions from net realized gain	(.18)	(.16)	(.18)	(.05)	- H	-
Total distributions	(.24)	(.44)	(.43)	(.27)	(.18)	(.06)
Net asset value, end of period	$ 10.23	$ 11.46	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Total Return B, C	(8.88)%	.12%	8.37%	9.92%	2.79%	5.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.38% A	2.99%	2.74%	2.50%	2.38%	2.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,491	$ 9,645	$ 3,424	$ 1,376	$ 651	$ 397
Portfolio turnover rate	27% A	30%	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.3	2.4
Fidelity Advisor Dividend Growth Fund Institutional Class	4.2	4.6
Fidelity Advisor Equity Growth Fund Institutional Class	5.1	4.9
Fidelity Advisor Equity Income Fund Institutional Class	7.7	7.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.7	6.6
Fidelity Advisor Large Cap Fund Institutional Class	6.6	6.5
Fidelity Advisor Mid Cap Fund Institutional Class	3.0	3.3
Fidelity Advisor Small Cap Fund Institutional Class	1.8	1.7
Fidelity Small Cap Opportunities Fund	1.6	1.6
	39.0	39.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.7	4.8
Fidelity Advisor Overseas Fund Institutional Class	4.8	4.8
	9.5	9.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.7	4.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	12.4	8.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.7	7.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.8	7.0
Fidelity Advisor Total Bond Fund Institutional Class	11.1	13.3
	36.0	35.9
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.2	4.9
Fidelity Institutional Money Market Portfolio Institutional Class	5.6	5.8
	10.8	10.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.0%
International Equity Funds	9.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	10.8%

Six months ago
Domestic Equity Funds	39.0%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	10.7%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.7%
Short-Term Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.5%
	Shares	Value
Domestic Equity Funds - 39.0%
Fidelity 100 Index Fund	2,039,503	$ 17,478,538
Fidelity Advisor Dividend Growth Fund Institutional Class	3,251,476	31,344,231
Fidelity Advisor Equity Growth Fund Institutional Class	777,741	38,754,820
Fidelity Advisor Equity Income Fund Institutional Class	2,565,575	57,571,509
Fidelity Advisor Growth & Income Fund Institutional Class	3,135,086	50,380,828
Fidelity Advisor Large Cap Fund Institutional Class	3,383,663	50,010,546
Fidelity Advisor Mid Cap Fund Institutional Class	1,366,333	22,421,529
Fidelity Advisor Small Cap Fund Institutional Class	589,963	13,203,378
Fidelity Small Cap Opportunities Fund	1,645,201	12,322,557
TOTAL DOMESTIC EQUITY FUNDS		293,487,936
International Equity Funds - 9.5%
Fidelity Advisor Diversified International Fund Institutional Class	2,264,631	35,486,768
Fidelity Advisor Overseas Fund Institutional Class	2,084,438	35,810,648
TOTAL INTERNATIONAL EQUITY FUNDS		71,297,416
TOTAL EQUITY FUNDS (Cost $433,815,428)		364,785,352
Fixed-Income Funds - 40.7%
	Shares	Value
High Yield Fixed-Income Funds - 4.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,622,237	$ 35,591,224
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Advisor Government Income Fund Institutional Class	8,929,062	92,862,249
Fidelity Advisor Intermediate Bond Fund Institutional Class	4,291,409	42,785,350
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,492,286	51,462,717
Fidelity Advisor Total Bond Fund Institutional Class	8,633,961	83,749,421
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		270,859,737
TOTAL FIXED-INCOME FUNDS (Cost $326,409,840)		306,450,961
Short-Term Funds - 10.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,432,646	39,361,900
Fidelity Institutional Money Market Portfolio Institutional Class	41,919,459	41,919,459
TOTAL SHORT-TERM FUNDS (Cost $83,427,114)		81,281,359
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $843,652,382)		$ 752,517,672
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 752,517,672	$ 752,517,672	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $843,652,382) - See accompanying schedule		$ 752,517,672
Receivable for investments sold		2,301,612
Receivable for fund shares sold		1,372,388
Total assets		756,191,672

Liabilities
Payable to custodian bank	$ 10,619
Payable for fund shares redeemed	3,671,514
Distribution fees payable	248,674
Total liabilities		3,930,807

Net Assets		$ 752,260,865
Net Assets consist of:
Paid in capital		$ 837,888,814
Undistributed net investment income		7,366,964
Accumulated undistributed net realized gain (loss) on investments		(1,860,203)
Net unrealized appreciation (depreciation) on investments		(91,134,710)
Net Assets		$ 752,260,865

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($421,671,881 ÷ 40,460,257 shares)		$ 10.42

Maximum offering price per share (100/94.25 of $10.42)		$ 11.06
Class T: Net Asset Value and redemption price per share ($199,627,935 ÷ 19,239,325 shares)		$ 10.38

Maximum offering price per share (100/96.50 of $10.38)		$ 10.76
Class B: Net Asset Value and offering price per share ($29,388,061 ÷ 2,844,761 shares)A		$ 10.33

Class C: Net Asset Value and offering price per share ($53,143,859 ÷ 5,160,056 shares)A		$ 10.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,429,129 ÷ 4,627,385 shares)		$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,944,575

Expenses
Distribution fees	$ 1,514,666
Independent trustees' compensation	1,559
Total expenses before reductions	1,516,225
Expense reductions	(1,559)	1,514,666
Net investment income (loss)		7,429,909
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,424,012)
Capital gain distributions from underlying funds	634,732	(1,789,280)
Change in net unrealized appreciation (depreciation) on underlying funds		(83,212,825)
Net gain (loss)		(85,002,105)
Net increase (decrease) in net assets resulting from operations		$ (77,572,196)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,429,909	$ 16,197,215
Net realized gain (loss)	(1,789,280)	18,655,472
Change in net unrealized appreciation (depreciation)	(83,212,825)	(43,687,591)
Net increase (decrease) in net assets resulting from operations	(77,572,196)	(8,834,904)
Distributions to shareholders from net investment income	(2,876,477)	(15,296,262)
Distributions to shareholders from net realized gain	(15,737,547)	(9,299,886)
Total distributions	(18,614,024)	(24,596,148)
Share transactions - net increase (decrease)	122,160,531	212,322,173
Total increase (decrease) in net assets	25,974,311	178,891,121

Net Assets
Beginning of period	726,286,554	547,395,433
End of period (including undistributed net investment income of $7,366,964 and undistributed net investment income of $2,813,532, respectively)	$ 752,260,865	$ 726,286,554

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 12.28	$ 11.79	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.33	.29	.25	.23	.16
Net realized and unrealized gain (loss)	(1.18)	(.34)	.66	.80	.04	.83
Total from investment operations	(1.06)	(.01)	.95	1.05	.27	.99
Distributions from net investment income	(.05)	(.30)	(.26)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.25)	(.19)	(.20)	(.06)	-I	-
Total distributions	(.30)	(.49)	(.46)	(.27)J	(.18)	(.07)
Net asset value, end of period	$ 10.42	$ 11.78	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Total ReturnB, C, D	(9.31)%	(.27)%	8.22%	9.65%	2.48%	9.92%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.08% A	2.66%	2.43%	2.23%	2.10%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 421,672	$ 377,118	$ 248,500	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate	15% A	15%	22%	7%	5%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 12.24	$ 11.75	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.30	.26	.22	.20	.14
Net realized and unrealized gain (loss)	(1.17)	(.34)	.66	.80	.04	.83
Total from investment operations	(1.07)	(.04)	.92	1.02	.24	.97
Distributions from net investment income	(.04)	(.27)	(.23)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.25)	(.19)	(.20)	(.06)	-I	-
Total distributions	(.29)	(.46)	(.43)	(.24)J	(.17)	(.07)
Net asset value, end of period	$ 10.38	$ 11.74	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Total Return B, C, D	(9.40)%	(.52)%	8.00%	9.42%	2.18%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.51%	.58%	.58%A
Expenses net of all reductions	.50%A	.50%	.50%	.51%	.58%	.58%A
Net investment income (loss)	1.83%A	2.41%	2.18%	1.98%	1.86%	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 199,628	$ 216,732	$ 194,563	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate	15%A	15%	22%	7%	5%	103%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 12.20	$ 11.71	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.24	.20	.17	.15	.10
Net realized and unrealized gain (loss)	(1.17)	(.35)	.66	.79	.04	.83
Total from investment operations	(1.09)	(.11)	.86	.96	.19	.93
Distributions from net investment income	(.03)	(.20)	(.17)	(.13)	(.12)	(.06)
Distributions from net realized gain	(.25)	(.19)	(.20)	(.06)	-I	-
Total distributions	(.28)	(.39)	(.37)	(.19)	(.12)	(.06)
Net asset value, end of period	$ 10.33	$ 11.70	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Total ReturnB, C, D	(9.63)%	(1.04)%	7.47%	8.83%	1.72%	9.32%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.33%A	1.91%	1.68%	1.48%	1.35%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,388	$ 34,137	$ 34,834	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate	15%A	15%	22%	7%	5%	103%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 12.17	$ 11.69	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.23	.20	.17	.15	.10
Net realized and unrealized gain (loss)	(1.17)	(.33)	.66	.78	.04	.83
Total from investment operations	(1.09)	(.10)	.86	.95	.19	.93
Distributions from net investment income	(.03)	(.21)	(.18)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.25)	(.19)	(.20)	(.06)	-I	-
Total distributions	(.28)	(.40)	(.38)	(.19)J	(.13)	(.06)
Net asset value, end of period	$ 10.30	$ 11.67	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Total ReturnB, C, D	(9.65)%	(.97)%	7.45%	8.78%	1.72%	9.32%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00%A	1.00%	1.00%	1.01%	1.10%	1.10%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.01%	1.08%	1.08%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.01%	1.08%	1.08%A
Net investment income (loss)	1.33%A	1.91%	1.68%	1.48%	1.36%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,144	$ 58,378	$ 47,918	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate	15%A	15%	22%	7%	5%	103%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 12.32	$ 11.82	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.13	.36	.32	.28	.26	.17
Net realized and unrealized gain (loss)	(1.17)	(.34)	.67	.80	.05	.83
Total from investment operations	(1.04)	.02	.99	1.08	.31	1.00
Distributions from net investment income	(.06)	(.33)	(.29)	(.24)	(.20)	(.07)
Distributions from net realized gain	(.25)	(.19)	(.20)	(.06)	-H	-
Total distributions	(.31)	(.52)	(.49)	(.29)J	(.21)I	(.07)
Net asset value, end of period	$ 10.47	$ 11.82	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Total ReturnB, C	(9.14)%	(.05)%	8.52%	9.94%	2.80%	10.02%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A	.00%	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.01%	.08%	.08%A
Expenses net of all reductions	.00%A	.00%	.00%	.01%	.08%	.08%A
Net investment income (loss)	2.33%A	2.91%	2.68%	2.48%	2.35%	2.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,429	$ 39,922	$ 21,580	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate	15%A	15%	22%	7%	5%	103%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share. J Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.6	2.8
Fidelity Advisor Dividend Growth Fund Institutional Class	4.5	5.0
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	5.4
Fidelity Advisor Equity Income Fund Institutional Class	8.3	8.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.2	7.2
Fidelity Advisor Large Cap Fund Institutional Class	7.2	7.2
Fidelity Advisor Mid Cap Fund Institutional Class	3.2	3.7
Fidelity Advisor Small Cap Fund Institutional Class	1.9	1.8
Fidelity Small Cap Opportunities Fund	1.7	1.7
	42.2	43.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.1	5.3
Fidelity Advisor Overseas Fund Institutional Class	5.1	5.2
	10.2	10.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.2	5.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	11.7	8.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.4	6.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.5	6.5
Fidelity Advisor Total Bond Fund Institutional Class	10.6	12.2
	34.2	33.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.9	3.4
Fidelity Institutional Money Market Portfolio Institutional Class	4.3	4.3
	8.2	7.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.2%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	8.2%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	7.7%

Expected
Domestic Equity Funds	42.2%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	8.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.4%
	Shares	Value
Domestic Equity Funds - 42.2%
Fidelity 100 Index Fund	2,803,213	$ 24,023,534
Fidelity Advisor Dividend Growth Fund Institutional Class	4,319,844	41,643,300
Fidelity Advisor Equity Growth Fund Institutional Class	1,045,791	52,111,753
Fidelity Advisor Equity Income Fund Institutional Class	3,442,101	77,240,740
Fidelity Advisor Growth & Income Fund Institutional Class	4,198,976	67,477,546
Fidelity Advisor Large Cap Fund Institutional Class	4,534,635	67,021,898
Fidelity Advisor Mid Cap Fund Institutional Class	1,825,234	29,952,091
Fidelity Advisor Small Cap Fund Institutional Class	786,536	17,602,667
Fidelity Small Cap Opportunities Fund	2,190,347	16,405,701
TOTAL DOMESTIC EQUITY FUNDS		393,479,230
International Equity Funds - 10.2%
Fidelity Advisor Diversified International Fund Institutional Class	3,025,743	47,413,393
Fidelity Advisor Overseas Fund Institutional Class	2,786,705	47,875,585
TOTAL INTERNATIONAL EQUITY FUNDS		95,288,978
TOTAL EQUITY FUNDS (Cost $594,727,872)		488,768,208
Fixed-Income Funds - 39.4%
	Shares	Value
High Yield Fixed-Income Funds - 5.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,312,191	$ 48,603,874
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Advisor Government Income Fund Institutional Class	10,491,053	109,106,952
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,029,712	50,146,231
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,509,019	60,989,508
Fidelity Advisor Total Bond Fund Institutional Class	10,147,234	98,428,174
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		318,670,865
TOTAL FIXED-INCOME FUNDS (Cost $392,697,305)		367,274,739
Short-Term Funds - 8.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,159,788	36,938,918
Fidelity Institutional Money Market Portfolio Institutional Class	39,758,759	39,758,759
TOTAL SHORT-TERM FUNDS (Cost $78,403,918)		76,697,677
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,065,829,095)		$ 932,740,624
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 932,740,624	$ 932,740,624	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,065,829,095) - See accompanying schedule		$ 932,740,624
Cash		81
Receivable for investments sold		368,052
Receivable for fund shares sold		5,395,560
Total assets		938,504,317

Liabilities
Payable for investments purchased	$ 3,505,129
Payable for fund shares redeemed	2,263,885
Distribution fees payable	291,930
Total liabilities		6,060,944

Net Assets		$ 932,443,373
Net Assets consist of:
Paid in capital		$ 1,058,041,635
Undistributed net investment income		8,949,508
Accumulated undistributed net realized gain (loss) on investments		(1,459,299)
Net unrealized appreciation (depreciation) on investments		(133,088,471)
Net Assets		$ 932,443,373

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($542,214,041 ÷ 52,210,121 shares)		$ 10.39

Maximum offering price per share (100/94.25 of $10.39)		$ 11.02
Class T: Net Asset Value and redemption price per share ($202,759,212 ÷ 19,573,702 shares)		$ 10.36

Maximum offering price per share (100/96.50 of $10.36)		$ 10.74
Class B: Net Asset Value and offering price per share ($38,981,913 ÷ 3,784,137 shares)A		$ 10.30

Class C: Net Asset Value and offering price per share ($60,642,278 ÷ 5,893,219 shares)A		$ 10.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($87,845,929 ÷ 8,405,963 shares)		$ 10.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 10,607,512

Expenses
Distribution fees	$ 1,787,279
Independent trustees' compensation	1,965
Total expenses before reductions	1,789,244
Expense reductions	(1,965)	1,787,279
Net investment income (loss)		8,820,233
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,924,646)
Capital gain distributions from underlying funds	785,117	(1,139,529)
Change in net unrealized appreciation (depreciation) on underlying funds		(112,920,658)
Net gain (loss)		(114,060,187)
Net increase (decrease) in net assets resulting from operations		$ (105,239,954)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,820,233	$ 17,645,404
Net realized gain (loss)	(1,139,529)	25,512,187
Change in net unrealized appreciation (depreciation)	(112,920,658)	(59,466,789)
Net increase (decrease) in net assets resulting from operations	(105,239,954)	(16,309,198)
Distributions to shareholders from net investment income	(2,905,275)	(15,992,861)
Distributions to shareholders from net realized gain	(21,999,684)	(13,493,586)
Total distributions	(24,904,959)	(29,486,447)
Share transactions - net increase (decrease)	162,930,884	329,823,067
Total increase (decrease) in net assets	32,785,971	284,027,422

Net Assets
Beginning of period	899,657,402	615,629,980
End of period (including undistributed net investment income of $8,949,508 and undistributed net investment income of $3,034,550, respectively)	$ 932,443,373	$ 899,657,402

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 12.40	$ 11.84	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.31	.26	.22	.21	.07
Net realized and unrealized gain (loss)	(1.25)	(.35)	.74	1.07	.13	.56
Total from investment operations	(1.14)	(.04)	1.00	1.29	.34	.63
Distributions from net investment income	(.04)	(.27)	(.23)	(.16)	(.14)	(.06)
Distributions from net realized gain	(.28)	(.24)	(.21)	(.06)	-I	-
Total distributions	(.32)	(.51)J	(.44)	(.22)	(.14)	(.06)
Net asset value, end of period	$ 10.39	$ 11.85	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Total ReturnB, C, D	(9.97)%	(.53)%	8.56%	12.12%	3.22%	6.32%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%A	.25%	.25%	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%A	.25%	.25%	.26%	.33%	.33%A
Net investment income (loss)	1.93%A	2.46%	2.21%	1.93%	2.02%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 542,214	$ 517,888	$ 291,783	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate	11%A	13%	11%	4%	3%	5%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.511 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 12.38	$ 11.81	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.28	.23	.19	.19	.06
Net realized and unrealized gain (loss)	(1.25)	(.36)	.75	1.06	.13	.57
Total from investment operations	(1.15)	(.08)	.98	1.25	.32	.63
Distributions from net investment income	(.03)	(.23)	(.20)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.28)	(.24)	(.21)	(.06)	- I	-
Total distributions	(.31)	(.48) J	(.41)	(.20)	(.13)	(.06)
Net asset value, end of period	$ 10.36	$ 11.82	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Total Return B, C, D	(10.05)%	(.89)%	8.40%	11.71%	3.01%	6.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.68% A	2.21%	1.96%	1.68%	1.77%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 202,759	$ 203,822	$ 186,106	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate	11% A	13%	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.476 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 12.33	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.21	.17	.13	.13	.04
Net realized and unrealized gain (loss)	(1.24)	(.36)	.74	1.06	.13	.58
Total from investment operations	(1.17)	(.15)	.91	1.19	.26	.62
Distributions from net investment income	(.02)	(.17)	(.14)	(.09)	(.09)	(.06)
Distributions from net realized gain	(.28)	(.24)	(.21)	(.06)	- I	-
Total distributions	(.30)	(.41) J	(.35)	(.15)	(.09)	(.06)
Net asset value, end of period	$ 10.30	$ 11.77	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Total ReturnB, C, D	(10.30)%	(1.37)%	7.83%	11.17%	2.49%	6.17%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.18% A	1.71%	1.46%	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,982	$ 43,608	$ 41,424	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate	11% A	13%	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.414 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 12.32	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.21	.17	.13	.13	.04
Net realized and unrealized gain (loss)	(1.24)	(.35)	.74	1.06	.13	.57
Total from investment operations	(1.17)	(.14)	.91	1.19	.26	.61
Distributions from net investment income	(.02)	(.18)	(.15)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.28)	(.24)	(.21)	(.06)	- I	-
Total distributions	(.30)	(.42) J	(.36)	(.15)	(.09)	(.05)
Net asset value, end of period	$ 10.29	$ 11.76	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Total ReturnB, C, D	(10.30)%	(1.34)%	7.81%	11.19%	2.47%	6.12%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.18% A	1.71%	1.46%	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,642	$ 65,543	$ 56,686	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate	11% A	13%	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.418 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.47	$ 11.89	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.34	.29	.25	.24	.09
Net realized and unrealized gain (loss)	(1.26)	(.36)	.75	1.07	.13	.56
Total from investment operations	(1.13)	(.02)	1.04	1.32	.37	.65
Distributions from net investment income	(.05)	(.29)	(.25)	(.18)	(.15)	(.06)
Distributions from net realized gain	(.28)	(.24)	(.21)	(.06)	- H	-
Total distributions	(.33)	(.54) I	(.46)	(.24)	(.15)	(.06)
Net asset value, end of period	$ 10.45	$ 11.91	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Total Return B, C	(9.87)%	(.42)%	8.90%	12.36%	3.52%	6.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.18% A	2.71%	2.46%	2.18%	2.27%	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,846	$ 68,797	$ 39,631	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate	11% A	13%	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.536 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.3	3.5
Fidelity Advisor Dividend Growth Fund Institutional Class	5.6	6.2
Fidelity Advisor Equity Growth Fund Institutional Class	6.9	6.6
Fidelity Advisor Equity Income Fund Institutional Class	10.2	10.0
Fidelity Advisor Growth & Income Fund Institutional Class	8.9	8.9
Fidelity Advisor Large Cap Fund Institutional Class	8.9	8.8
Fidelity Advisor Mid Cap Fund Institutional Class	4.0	4.6
Fidelity Advisor Small Cap Fund Institutional Class	2.3	2.2
Fidelity Small Cap Opportunities Fund	2.3	2.3
	52.4	53.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.3	6.5
Fidelity Advisor Overseas Fund Institutional Class	6.3	6.5
	12.6	13.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.0	7.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	9.0	6.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	4.3	5.0
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.1	5.0
Fidelity Advisor Total Bond Fund Institutional Class	8.4	9.6
	26.8	25.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.6	0.4
Fidelity Institutional Money Market Portfolio Institutional Class	0.6	0.5
	1.2	0.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	1.2%

Six months ago
Domestic Equity Funds	53.1%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	25.8%
Short-Term Funds	0.9%

Expected
Domestic Equity Funds	52.0%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	1.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.0%
	Shares	Value
Domestic Equity Funds - 52.4%
Fidelity 100 Index Fund	5,729,543	$ 49,102,187
Fidelity Advisor Dividend Growth Fund Institutional Class	8,784,222	84,679,899
Fidelity Advisor Equity Growth Fund Institutional Class	2,080,614	103,677,009
Fidelity Advisor Equity Income Fund Institutional Class	6,816,764	152,968,174
Fidelity Advisor Growth & Income Fund Institutional Class	8,354,213	134,252,209
Fidelity Advisor Large Cap Fund Institutional Class	8,993,596	132,925,342
Fidelity Advisor Mid Cap Fund Institutional Class	3,697,946	60,683,287
Fidelity Advisor Small Cap Fund Institutional Class	1,571,619	35,172,825
Fidelity Small Cap Opportunities Fund	4,557,873	34,138,468
TOTAL DOMESTIC EQUITY FUNDS		787,599,400
International Equity Funds - 12.6%
Fidelity Advisor Diversified International Fund Institutional Class	6,046,339	94,746,136
Fidelity Advisor Overseas Fund Institutional Class	5,566,993	95,640,936
TOTAL INTERNATIONAL EQUITY FUNDS		190,387,072
TOTAL EQUITY FUNDS (Cost $1,175,606,446)		977,986,472
Fixed-Income Funds - 33.8%
	Shares	Value
High Yield Fixed-Income Funds - 7.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	13,733,184	$ 105,745,513
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Advisor Government Income Fund Institutional Class	12,932,017	134,492,978
Fidelity Advisor Intermediate Bond Fund Institutional Class	6,487,322	64,678,602
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,145,245	76,320,942
Fidelity Advisor Total Bond Fund Institutional Class	13,074,970	126,827,210
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		402,319,732
TOTAL FIXED-INCOME FUNDS (Cost $551,275,293)		508,065,245
Short-Term Funds - 1.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	939,379	8,341,684
Fidelity Institutional Money Market Portfolio Institutional Class	9,007,696	9,007,696
TOTAL SHORT-TERM FUNDS (Cost $17,653,208)		17,349,380
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,744,534,947)		$ 1,503,401,097
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,503,401,097	$ 1,503,401,097	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,744,534,947) - See accompanying schedule		$ 1,503,401,097
Receivable for investments sold		3,359,143
Receivable for fund shares sold		1,886,664
Total assets		1,508,646,904

Liabilities
Payable to custodian bank	$ 1,891
Payable for investments purchased	38,094
Payable for fund shares redeemed	5,195,848
Distribution fees payable	505,087
Total liabilities		5,740,920

Net Assets		$ 1,502,905,984
Net Assets consist of:
Paid in capital		$ 1,735,728,494
Undistributed net investment income		11,198,850
Accumulated undistributed net realized gain (loss) on investments		(2,887,510)
Net unrealized appreciation (depreciation) on investments		(241,133,850)
Net Assets		$ 1,502,905,984

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($814,430,639 ÷ 75,097,668 shares)		$ 10.84

Maximum offering price per share (100/94.25 of $10.84)		$ 11.50
Class T: Net Asset Value and redemption price per share ($414,690,259 ÷ 38,304,818 shares)		$ 10.83

Maximum offering price per share (100/96.50 of $10.83)		$ 11.22
Class B: Net Asset Value and offering price per share ($77,191,551 ÷ 7,172,467 shares)A		$ 10.76

Class C: Net Asset Value and offering price per share ($86,862,952 ÷ 8,081,532 shares)A		$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,730,583 ÷ 10,059,228 shares)		$ 10.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,661,710

Expenses
Distribution fees	$ 3,180,724
Independent trustees' compensation	3,336
Total expenses before reductions	3,184,060
Expense reductions	(3,336)	3,180,724
Net investment income (loss)		11,480,986
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,825,980)
Capital gain distributions from underlying funds	961,446	(2,864,534)
Change in net unrealized appreciation (depreciation) on underlying funds		(216,902,815)
Net gain (loss)		(219,767,349)
Net increase (decrease) in net assets resulting from operations		$ (208,286,363)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,480,986	$ 26,365,500
Net realized gain (loss)	(2,864,534)	56,483,314
Change in net unrealized appreciation (depreciation)	(216,902,815)	(128,993,098)
Net increase (decrease) in net assets resulting from operations	(208,286,363)	(46,144,284)
Distributions to shareholders from net investment income	(4,131,398)	(24,317,719)
Distributions to shareholders from net realized gain	(48,584,772)	(28,216,665)
Total distributions	(52,716,170)	(52,534,384)
Share transactions - net increase (decrease)	221,610,810	488,344,875
Total increase (decrease) in net assets	(39,391,723)	389,666,207

Net Assets
Beginning of period	1,542,297,707	1,152,631,500
End of period (including undistributed net investment income of $11,198,850 and undistributed net investment income of $3,849,262, respectively)	$ 1,502,905,984	$ 1,542,297,707

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 13.49	$ 12.85	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.28	.24	.19	.20	.13
Net realized and unrealized gain (loss)	(1.56)	(.49)	.92	1.36	.23	1.25
Total from investment operations	(1.46)	(.21)	1.16	1.55	.43	1.38
Distributions from net investment income	(.04)	(.25)	(.23)	(.16)	(.18)	(.09)
Distributions from net realized gain	(.39)	(.30)	(.30)	(.08)	- I	-
Total distributions	(.43)	(.55)	(.52) L	(.23) K	(.19) J	(.09)
Net asset value, end of period	$ 10.84	$ 12.73	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Total Return B, C, D	(12.01)%	(1.83)%	9.21%	13.62%	3.75%	13.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.33%	.33% A
Net investment income (loss)	1.55% A	2.07%	1.89%	1.60%	1.80%	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 814,431	$ 811,992	$ 511,536	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate	9% A	10%	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G  For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share. K Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share. L Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 13.47	$ 12.83	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.25	.21	.16	.18	.11
Net realized and unrealized gain (loss)	(1.55)	(.49)	.92	1.36	.21	1.26
Total from investment operations	(1.47)	(.24)	1.13	1.52	.39	1.37
Distributions from net investment income	(.03)	(.21)	(.19)	(.13)	(.16)	(.08)
Distributions from net realized gain	(.39)	(.30)	(.30)	(.08)	- I	-
Total distributions	(.42)	(.51)	(.49) J	(.21)	(.16)	(.08)
Net asset value, end of period	$ 10.83	$ 12.72	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Total Return B, C, D	(12.08)%	(2.02)%	8.97%	13.28%	3.46%	13.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.30% A	1.82%	1.63%	1.35%	1.55%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 414,690	$ 458,465	$ 431,886	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate	9% A	10%	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 13.41	$ 12.78	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.18	.15	.10	.12	.07
Net realized and unrealized gain (loss)	(1.55)	(.48)	.91	1.35	.21	1.27
Total from investment operations	(1.50)	(.30)	1.06	1.45	.33	1.34
Distributions from net investment income	(.01)	(.15)	(.13)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.39)	(.30)	(.30)	(.07)	- I	-
Total distributions	(.40)	(.45)	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 10.76	$ 12.66	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Total Return B, C, D	(12.33)%	(2.51)%	8.40%	12.71%	2.93%	13.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.80% A	1.32%	1.13%	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,192	$ 89,049	$ 85,981	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate	9% A	10%	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 13.40	$ 12.77	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.18	.15	.10	.12	.07
Net realized and unrealized gain (loss)	(1.54)	(.49)	.91	1.34	.22	1.26
Total from investment operations	(1.49)	(.31)	1.06	1.44	.34	1.33
Distributions from net investment income	(.01)	(.15)	(.14)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.39)	(.30)	(.30)	(.07)	- I	-
Total distributions	(.40)	(.45)	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 10.75	$ 12.64	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Total Return B, C, D	(12.27)%	(2.56)%	8.45%	12.66%	3.02%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.80% A	1.32%	1.14%	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,863	$ 95,224	$ 85,076	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate	9% A	10%	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 13.55	$ 12.90	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.32	.28	.23	.23	.15
Net realized and unrealized gain (loss)	(1.55)	(.50)	.92	1.36	.23	1.25
Total from investment operations	(1.44)	(.18)	1.20	1.59	.46	1.40
Distributions from net investment income	(.05)	(.28)	(.25)	(.18)	(.20)	(.09)
Distributions from net realized gain	(.39)	(.30)	(.30)	(.08)	- H	-
Total distributions	(.44)	(.58)	(.55) I	(.26)	(.20)	(.09)
Net asset value, end of period	$ 10.91	$ 12.79	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Total Return B, C	(11.83)%	(1.62)%	9.47%	13.88%	4.06%	14.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.80% A	2.32%	2.13%	1.85%	2.05%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,731	$ 87,568	$ 38,153	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate	9% A	10%	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.3	3.5
Fidelity Advisor Dividend Growth Fund Institutional Class	5.9	6.4
Fidelity Advisor Equity Growth Fund Institutional Class	7.4	7.3
Fidelity Advisor Equity Income Fund Institutional Class	11.0	10.7
Fidelity Advisor Growth & Income Fund Institutional Class	9.6	9.6
Fidelity Advisor Large Cap Fund Institutional Class	9.6	9.4
Fidelity Advisor Mid Cap Fund Institutional Class	4.3	4.8
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.5
Fidelity Small Cap Opportunities Fund	2.4	2.2
	56.0	56.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.7	7.0
Fidelity Advisor Overseas Fund Institutional Class	6.8	6.9
	13.5	13.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.2	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	8.2	5.7
Fidelity Advisor Intermediate Bond Fund Institutional Class	3.5	4.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.5	4.4
Fidelity Advisor Total Bond Fund Institutional Class	7.1	8.1
	23.3	22.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.0%
International Equity Funds	13.5%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	23.3%

Six months ago
Domestic Equity Funds	56.4%
International Equity Funds	13.9%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	22.3%

Expected
Domestic Equity Funds	56.1%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.5%
	Shares	Value
Domestic Equity Funds - 56.0%
Fidelity 100 Index Fund	3,452,912	$ 29,591,459
Fidelity Advisor Dividend Growth Fund Institutional Class	5,557,767	53,576,877
Fidelity Advisor Equity Growth Fund Institutional Class	1,345,085	67,025,603
Fidelity Advisor Equity Income Fund Institutional Class	4,437,126	99,569,112
Fidelity Advisor Growth & Income Fund Institutional Class	5,399,109	86,763,684
Fidelity Advisor Large Cap Fund Institutional Class	5,838,509	86,293,161
Fidelity Advisor Mid Cap Fund Institutional Class	2,334,848	38,314,859
Fidelity Advisor Small Cap Fund Institutional Class	1,021,579	22,862,936
Fidelity Small Cap Opportunities Fund	2,825,071	21,159,785
TOTAL DOMESTIC EQUITY FUNDS		505,157,476
International Equity Funds - 13.5%
Fidelity Advisor Diversified International Fund Institutional Class	3,886,303	60,898,366
Fidelity Advisor Overseas Fund Institutional Class	3,577,960	61,469,354
TOTAL INTERNATIONAL EQUITY FUNDS		122,367,720
TOTAL EQUITY FUNDS (Cost $777,627,616)		627,525,196
Fixed-Income Funds - 30.5%
	Shares	Value
High Yield Fixed-Income Funds - 7.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,478,205	$ 65,282,178
Investment Grade Fixed-Income Funds - 23.3%
Fidelity Advisor Government Income Fund Institutional Class	7,094,979	73,787,781
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,196,859	31,872,686
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,301,613	40,306,117
Fidelity Advisor Total Bond Fund Institutional Class	6,600,080	64,020,773
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		209,987,357
TOTAL FIXED-INCOME FUNDS (Cost $300,710,532)		275,269,535
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,078,338,148)		$ 902,794,731
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 902,794,731	$ 902,794,731	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,078,338,148) - See accompanying schedule		$ 902,794,731
Receivable for investments sold		1,031,431
Receivable for fund shares sold		2,008,679
Total assets		905,834,841

Liabilities
Payable to custodian bank	$ 4,985
Payable for investments purchased	202
Payable for fund shares redeemed	2,958,769
Distribution fees payable	268,366
Total liabilities		3,232,322

Net Assets		$ 902,602,519
Net Assets consist of:
Paid in capital		$ 1,073,597,746
Undistributed net investment income		6,123,601
Accumulated undistributed net realized gain (loss) on investments		(1,575,411)
Net unrealized appreciation (depreciation) on investments		(175,543,417)
Net Assets		$ 902,602,519

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($582,998,146 ÷ 56,136,599 shares)		$ 10.39

Maximum offering price per share (100/94.25 of $10.39)		$ 11.02
Class T: Net Asset Value and redemption price per share ($166,511,381 ÷ 16,018,595 shares)		$ 10.39

Maximum offering price per share (100/96.50 of $10.39)		$ 10.77
Class B: Net Asset Value and offering price per share ($38,888,331 ÷ 3,779,320 shares)A		$ 10.29

Class C: Net Asset Value and offering price per share ($39,545,881 ÷ 3,845,933 shares)A		$ 10.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,658,780 ÷ 7,144,572 shares)		$ 10.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,766,607

Expenses
Distribution fees	$ 1,645,703
Independent trustees' compensation	1,920
Total expenses before reductions	1,647,623
Expense reductions	(1,920)	1,645,703
Net investment income (loss)		6,120,904
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,835,139)
Capital gain distributions from underlying funds	555,333	(1,279,806)
Change in net unrealized appreciation (depreciation) on underlying funds		(136,626,919)
Net gain (loss)		(137,906,725)
Net increase (decrease) in net assets resulting from operations		$ (131,785,821)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,120,904	$ 13,091,477
Net realized gain (loss)	(1,279,806)	31,255,729
Change in net unrealized appreciation (depreciation)	(136,626,919)	(77,544,121)
Net increase (decrease) in net assets resulting from operations	(131,785,821)	(33,196,915)
Distributions to shareholders from net investment income	(2,015,279)	(11,956,162)
Distributions to shareholders from net realized gain	(27,182,700)	(14,061,115)
Total distributions	(29,197,979)	(26,017,277)
Share transactions - net increase (decrease)	194,545,270	383,205,903
Total increase (decrease) in net assets	33,561,470	323,991,711

Net Assets
Beginning of period	869,041,049	545,049,338
End of period (including undistributed net investment income of $6,123,601 and undistributed net investment income of $2,017,976, respectively)	$ 902,602,519	$ 869,041,049

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 13.01	$ 12.34	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.26	.22	.17	.19	.06
Net realized and unrealized gain (loss)	(1.55)	(.50)	.90	1.39	.23	.67
Total from investment operations	(1.47)	(.24)	1.12	1.56	.42	.73
Distributions from net investment income	(.03)	(.22)	(.19)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.37)	(.29)	(.26)	(.05)	- I	-
Total distributions	(.40)	(.51)	(.45)	(.18)	(.13)	(.06)
Net asset value, end of period	$ 10.39	$ 12.26	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Total Return B, C, D	(12.52)%	(2.14)%	9.26%	14.35%	3.96%	7.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.33%	.33% A
Net investment income (loss)	1.38% A	1.95%	1.79%	1.44%	1.76%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 582,998	$ 558,890	$ 306,544	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate	8% A	10%	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 13.03	$ 12.35	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.23	.19	.14	.16	.05
Net realized and unrealized gain (loss)	(1.57)	(.51)	.91	1.39	.24	.70
Total from investment operations	(1.50)	(.28)	1.10	1.53	.40	.75
Distributions from net investment income	(.02)	(.18)	(.16)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.37)	(.29)	(.26)	(.05)	- I	-
Total distributions	(.39)	(.47)	(.42)	(.15) J	(.12)	(.06)
Net asset value, end of period	$ 10.39	$ 12.28	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Total Return B, C, D	(12.73)%	(2.40)%	9.10%	14.07%	3.75%	7.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.58%	.58% A
Net investment income (loss)	1.13% A	1.70%	1.54%	1.19%	1.51%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,511	$ 173,946	$ 154,042	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate	8% A	10%	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 12.93	$ 12.26	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.16	.13	.08	.11	.03
Net realized and unrealized gain (loss)	(1.54)	(.51)	.90	1.38	.24	.67
Total from investment operations	(1.50)	(.35)	1.03	1.46	.35	.70
Distributions from net investment income	(.01)	(.12)	(.10)	(.07)	(.08)	(.06)
Distributions from net realized gain	(.37)	(.29)	(.26)	(.04)	- I	-
Total distributions	(.38)	(.41)	(.36)	(.11)	(.08)	(.06)
Net asset value, end of period	$ 10.29	$ 12.17	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Total Return B, C, D	(12.87)%	(2.95)%	8.57%	13.46%	3.29%	6.97%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.63% A	1.20%	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,888	$ 43,016	$ 37,881	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate	8% A	10%	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.92	$ 12.26	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.16	.13	.08	.11	.03
Net realized and unrealized gain (loss)	(1.54)	(.50)	.89	1.38	.23	.67
Total from investment operations	(1.50)	(.34)	1.02	1.46	.34	.70
Distributions from net investment income	(.01)	(.13)	(.10)	(.07)	(.08)	(.05)
Distributions from net realized gain	(.37)	(.29)	(.26)	(.04)	- I	-
Total distributions	(.38)	(.42)	(.36)	(.11)	(.08)	(.05)
Net asset value, end of period	$ 10.28	$ 12.16	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Total Return B, C, D	(12.88)%	(2.91)%	8.51%	13.46%	3.19%	7.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.63% A	1.20%	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,546	$ 40,426	$ 32,679	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate	8% A	10%	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 13.08	$ 12.39	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.29	.25	.20	.22	.08
Net realized and unrealized gain (loss)	(1.57)	(.50)	.91	1.40	.24	.66
Total from investment operations	(1.47)	(.21)	1.16	1.60	.46	.74
Distributions from net investment income	(.04)	(.25)	(.21)	(.15)	(.15)	(.06)
Distributions from net realized gain	(.37)	(.29)	(.26)	(.05)	- H	-
Total distributions	(.41)	(.54)	(.47)	(.20)	(.15)	(.06)
Net asset value, end of period	$ 10.45	$ 12.33	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Total Return B, C	(12.47)%	(1.93)%	9.60%	14.69%	4.25%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.63% A	2.20%	2.04%	1.69%	2.01%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,659	$ 52,762	$ 13,903	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate	8% A	10%	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.1	4.5
Fidelity Advisor Dividend Growth Fund Institutional Class	6.9	7.6
Fidelity Advisor Equity Growth Fund Institutional Class	8.5	8.1
Fidelity Advisor Equity Income Fund Institutional Class	12.6	12.2
Fidelity Advisor Growth & Income Fund Institutional Class	11.0	10.9
Fidelity Advisor Large Cap Fund Institutional Class	10.9	10.8
Fidelity Advisor Mid Cap Fund Institutional Class	4.9	5.5
Fidelity Advisor Small Cap Fund Institutional Class	2.9	2.7
Fidelity Small Cap Opportunities Fund	2.7	2.7
	64.5	65.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.8	8.0
Fidelity Advisor Overseas Fund Institutional Class	7.8	7.9
	15.6	15.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.3	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	4.4	3.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	1.9	2.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.4	2.3
Fidelity Advisor Total Bond Fund Institutional Class	3.9	4.3
	12.6	11.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	64.5%
International Equity Funds	15.6%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	12.6%

Six months ago
Domestic Equity Funds	65.0%
International Equity Funds	15.9%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	11.7%

Expected
Domestic Equity Funds	63.4%
International Equity Funds	15.8%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.1%
	Shares	Value
Domestic Equity Funds - 64.5%
Fidelity 100 Index Fund	5,169,925	$ 44,306,261
Fidelity Advisor Dividend Growth Fund Institutional Class	7,770,212	74,904,844
Fidelity Advisor Equity Growth Fund Institutional Class	1,864,849	92,925,416
Fidelity Advisor Equity Income Fund Institutional Class	6,139,886	137,779,045
Fidelity Advisor Growth & Income Fund Institutional Class	7,476,752	120,151,408
Fidelity Advisor Large Cap Fund Institutional Class	8,074,304	119,338,219
Fidelity Advisor Mid Cap Fund Institutional Class	3,262,930	53,544,686
Fidelity Advisor Small Cap Fund Institutional Class	1,403,384	31,407,730
Fidelity Small Cap Opportunities Fund	3,988,489	29,873,779
TOTAL DOMESTIC EQUITY FUNDS		704,231,388
International Equity Funds - 15.6%
Fidelity Advisor Diversified International Fund Institutional Class	5,388,815	84,442,726
Fidelity Advisor Overseas Fund Institutional Class	4,962,212	85,250,810
TOTAL INTERNATIONAL EQUITY FUNDS		169,693,536
TOTAL EQUITY FUNDS (Cost $1,072,296,413)		873,924,924
Fixed-Income Funds - 19.9%
	Shares	Value
High Yield Fixed-Income Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	10,280,850	$ 79,162,547
Investment Grade Fixed-Income Funds - 12.6%
Fidelity Advisor Government Income Fund Institutional Class	4,580,259	47,634,698
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,127,454	21,210,719
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,833,571	26,550,562
Fidelity Advisor Total Bond Fund Institutional Class	4,373,746	42,425,336
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		137,821,315
TOTAL FIXED-INCOME FUNDS (Cost $242,881,796)		216,983,862
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,315,178,209)		$ 1,090,908,786
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,090,908,786	$ 1,090,908,786	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,315,178,209) - See accompanying schedule		$ 1,090,908,786
Cash		9
Receivable for investments sold		1,102,014
Receivable for fund shares sold		1,911,959
Total assets		1,093,922,768

Liabilities
Payable for investments purchased	$ 26
Payable for fund shares redeemed	3,013,973
Distribution fees payable	351,114
Total liabilities		3,365,113

Net Assets		$ 1,090,557,655
Net Assets consist of:
Paid in capital		$ 1,311,653,193
Undistributed net investment income		4,517,930
Accumulated undistributed net realized gain (loss) on investments		(1,344,045)
Net unrealized appreciation (depreciation) on investments		(224,269,423)
Net Assets		$ 1,090,557,655

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($625,718,956 ÷ 56,790,455 shares)		$ 11.02

Maximum offering price per share (100/94.25 of $11.02)		$ 11.69
Class T: Net Asset Value and redemption price per share ($275,815,306 ÷ 25,125,746 shares)		$ 10.98

Maximum offering price per share (100/96.50 of $10.98)		$ 11.38
Class B: Net Asset Value and offering price per share ($52,250,721 ÷ 4,792,535 shares)A		$ 10.90

Class C: Net Asset Value and offering price per share ($53,741,482 ÷ 4,933,534 shares)A		$ 10.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,031,190 ÷ 7,502,370 shares)		$ 11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,125,666

Expenses
Distribution fees	$ 2,213,356
Independent trustees' compensation	2,424
Total expenses before reductions	2,215,780
Expense reductions	(2,424)	2,213,356
Net investment income (loss)		4,912,310
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,912,279)
Capital gain distributions from underlying funds	352,508	(1,559,771)
Change in net unrealized appreciation (depreciation) on underlying funds		(181,558,808)
Net gain (loss)		(183,118,579)
Net increase (decrease) in net assets resulting from operations		$ (178,206,269)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,912,310	$ 13,358,286
Net realized gain (loss)	(1,559,771)	48,484,814
Change in net unrealized appreciation (depreciation)	(181,558,808)	(115,173,925)
Net increase (decrease) in net assets resulting from operations	(178,206,269)	(53,330,825)
Distributions to shareholders from net investment income	(2,182,751)	(12,227,782)
Distributions to shareholders from net realized gain	(41,567,570)	(22,817,192)
Total distributions	(43,750,321)	(35,044,974)
Share transactions - net increase (decrease)	200,108,231	439,844,437
Total increase (decrease) in net assets	(21,848,359)	351,468,638

Net Assets
Beginning of period	1,112,406,014	760,937,376
End of period (including undistributed net investment income of $4,517,930 and undistributed net investment income of $1,788,371, respectively)	$ 1,090,557,655	$ 1,112,406,014

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 14.27	$ 13.47	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.22	.20	.15	.18	.11
Net realized and unrealized gain (loss)	(1.82)	(.63)	1.09	1.70	.30	1.46
Total from investment operations	(1.76)	(.41)	1.29	1.85	.48	1.57
Distributions from net investment income	(.03)	(.19)	(.18)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.48)	(.38)	(.31)	(.08)	- I	-
Total distributions	(.51)	(.57)	(.49)	(.19)	(.15)	(.09)
Net asset value, end of period	$ 11.02	$ 13.29	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Total Return B, C, D	(13.94)%	(3.22)%	9.82%	15.84%	4.19%	15.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.33%	.33% A
Net investment income (loss)	.95% A	1.53%	1.49%	1.17%	1.55%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,719	$ 626,641	$ 343,345	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate	6% A	10%	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 14.23	$ 13.43	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.19	.17	.11	.15	.09
Net realized and unrealized gain (loss)	(1.81)	(.64)	1.09	1.70	.30	1.46
Total from investment operations	(1.77)	(.45)	1.26	1.81	.45	1.55
Distributions from net investment income	(.02)	(.15)	(.15)	(.09)	(.14)	(.08)
Distributions from net realized gain	(.48)	(.38)	(.31)	(.08)	- I	-
Total distributions	(.50)	(.53)	(.46)	(.16) J	(.14)	(.08)
Net asset value, end of period	$ 10.98	$ 13.25	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Total Return B, C, D	(14.04)%	(3.49)%	9.59%	15.52%	3.91%	15.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.58%	.58% A
Net investment income (loss)	.70% A	1.28%	1.24%	.92%	1.30%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 275,815	$ 297,618	$ 281,508	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate	6% A	10%	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.11	.10	.05	.09	.05
Net realized and unrealized gain (loss)	(1.80)	(.63)	1.08	1.70	.30	1.46
Total from investment operations	(1.79)	(.52)	1.18	1.75	.39	1.51
Distributions from net investment income	-	(.09)	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.48)	(.37)	(.31)	(.07)	- I	-
Total distributions	(.48)	(.46)	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 10.90	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	(14.26)%	(3.96)%	8.98%	14.96%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.20% A	.78%	.74%	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,251	$ 60,367	$ 56,845	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate	6% A	10%	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.11	.10	.05	.09	.05
Net realized and unrealized gain (loss)	(1.80)	(.63)	1.08	1.70	.30	1.46
Total from investment operations	(1.79)	(.52)	1.18	1.75	.39	1.51
Distributions from net investment income	(.01)	(.09)	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.48)	(.37)	(.31)	(.07)	- I	-
Total distributions	(.49)	(.46)	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 10.89	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	(14.31)%	(3.95)%	9.00%	14.99%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.20% A	.78%	.74%	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,741	$ 58,768	$ 54,338	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate	6% A	10%	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 14.32	$ 13.51	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.26	.24	.18	.21	.13
Net realized and unrealized gain (loss)	(1.83)	(.64)	1.09	1.71	.31	1.45
Total from investment operations	(1.75)	(.38)	1.33	1.89	.52	1.58
Distributions from net investment income	(.04)	(.22)	(.21)	(.13)	(.17)	(.09)
Distributions from net realized gain	(.48)	(.38)	(.31)	(.09)	- H	-
Total distributions	(.52)	(.60)	(.52)	(.22)	(.17)	(.09)
Net asset value, end of period	$ 11.07	$ 13.34	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Total Return B, C	(13.84)%	(3.01)%	10.08%	16.10%	4.50%	15.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.07% A
Net investment income (loss)	1.20% A	1.78%	1.74%	1.42%	1.80%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,031	$ 69,011	$ 24,902	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate	6% A	10%	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.9	4.4
Fidelity Advisor Dividend Growth Fund Institutional Class	7.0	7.5
Fidelity Advisor Equity Growth Fund Institutional Class	8.8	8.5
Fidelity Advisor Equity Income Fund Institutional Class	13.1	12.6
Fidelity Advisor Growth & Income Fund Institutional Class	11.4	11.2
Fidelity Advisor Large Cap Fund Institutional Class	11.4	11.0
Fidelity Advisor Mid Cap Fund Institutional Class	5.0	5.6
Fidelity Advisor Small Cap Fund Institutional Class	3.0	2.9
Fidelity Small Cap Opportunities Fund	2.7	2.6
	66.3	66.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.0	8.1
Fidelity Advisor Overseas Fund Institutional Class	8.0	8.1
	16.0	16.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.3	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	3.7	2.7
Fidelity Advisor Intermediate Bond Fund Institutional Class	1.6	1.8
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.0	2.0
Fidelity Advisor Total Bond Fund Institutional Class	3.1	3.6
	10.4	10.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.3%
International Equity Funds	16.0%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	10.4%

Six months ago
Domestic Equity Funds	66.3%
International Equity Funds	16.2%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	10.1%

Expected
Domestic Equity Funds	66.0%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.3%
	Shares	Value
Domestic Equity Funds - 66.3%
Fidelity 100 Index Fund	2,482,142	$ 21,271,955
Fidelity Advisor Dividend Growth Fund Institutional Class	3,908,386	37,676,840
Fidelity Advisor Equity Growth Fund Institutional Class	953,681	47,521,920
Fidelity Advisor Equity Income Fund Institutional Class	3,153,669	70,768,333
Fidelity Advisor Growth & Income Fund Institutional Class	3,827,399	61,506,309
Fidelity Advisor Large Cap Fund Institutional Class	4,149,544	61,330,254
Fidelity Advisor Mid Cap Fund Institutional Class	1,630,587	26,757,936
Fidelity Advisor Small Cap Fund Institutional Class	716,458	16,034,321
Fidelity Small Cap Opportunities Fund	1,978,847	14,821,565
TOTAL DOMESTIC EQUITY FUNDS		357,689,433
International Equity Funds - 16.0%
Fidelity Advisor Diversified International Fund Institutional Class	2,747,581	43,054,596
Fidelity Advisor Overseas Fund Institutional Class	2,531,461	43,490,493
TOTAL INTERNATIONAL EQUITY FUNDS		86,545,089
TOTAL EQUITY FUNDS (Cost $558,631,728)		444,234,522
Fixed-Income Funds - 17.7%
	Shares	Value
High Yield Fixed-Income Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,117,820	$ 39,407,217
Investment Grade Fixed-Income Funds - 10.4%
Fidelity Advisor Government Income Fund Institutional Class	1,905,474	19,816,934
Fidelity Advisor Intermediate Bond Fund Institutional Class	843,577	8,410,467
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,148,437	10,760,853
Fidelity Advisor Total Bond Fund Institutional Class	1,749,953	16,974,543
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		55,962,797
TOTAL FIXED-INCOME FUNDS (Cost $107,873,655)		95,370,014
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $666,505,383)		$ 539,604,536
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 539,604,536	$ 539,604,536	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $666,505,383) - See accompanying schedule		$ 539,604,536
Receivable for investments sold		451,370
Receivable for fund shares sold		1,132,615
Total assets		541,188,521

Liabilities
Payable to custodian bank	$ 3,629
Payable for investments purchased	42,873
Payable for fund shares redeemed	1,537,427
Distribution fees payable	159,226
Total liabilities		1,743,155

Net Assets		$ 539,445,366
Net Assets consist of:
Paid in capital		$ 665,045,716
Undistributed net investment income		2,279,648
Accumulated undistributed net realized gain (loss) on investments		(979,151)
Net unrealized appreciation (depreciation) on investments		(126,900,847)
Net Assets		$ 539,445,366

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($349,829,356 ÷ 33,695,199 shares)		$ 10.38

Maximum offering price per share (100/94.25 of $10.38)		$ 11.01
Class T: Net Asset Value and redemption price per share ($96,419,024 ÷ 9,335,250 shares)		$ 10.33

Maximum offering price per share (100/96.50 of $10.33)		$ 10.70
Class B: Net Asset Value and offering price per share ($24,927,819 ÷ 2,436,646 shares)A		$ 10.23

Class C: Net Asset Value and offering price per share ($21,726,179 ÷ 2,121,665 shares)A		$ 10.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($46,542,988 ÷ 4,463,342 shares)		$ 10.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,220,612

Expenses
Distribution fees	$ 982,646
Independent trustees' compensation	1,150
Total expenses before reductions	983,796
Expense reductions	(1,150)	982,646
Net investment income (loss)		2,237,966
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(985,876)
Capital gain distributions from underlying funds	150,687	(835,189)
Change in net unrealized appreciation (depreciation) on underlying funds		(91,077,016)
Net gain (loss)		(91,912,205)
Net increase (decrease) in net assets resulting from operations		$ (89,674,239)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,237,966	$ 5,536,100
Net realized gain (loss)	(835,189)	21,192,689
Change in net unrealized appreciation (depreciation)	(91,077,016)	(56,006,834)
Net increase (decrease) in net assets resulting from operations	(89,674,239)	(29,278,045)
Distributions to shareholders from net investment income	(690,861)	(5,034,848)
Distributions to shareholders from net realized gain	(18,470,389)	(8,515,761)
Total distributions	(19,161,250)	(13,550,609)
Share transactions - net increase (decrease)	126,760,844	285,328,975
Total increase (decrease) in net assets	17,925,355	242,500,321

Net Assets
Beginning of period	521,520,011	279,019,690
End of period (including undistributed net investment income of $2,279,648 and undistributed net investment income of $732,543, respectively)	$ 539,445,366	$ 521,520,011

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 13.44	$ 12.67	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.20	.19	.14	.19	.07
Net realized and unrealized gain (loss)	(1.75)	(.60)	1.02	1.62	.32	.72
Total from investment operations	(1.70)	(.40)	1.21	1.76	.51	.79
Distributions from net investment income	(.02)	(.17)	(.15)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.43)	(.34)	(.29)	(.04)	- I	-
Total distributions	(.45)	(.51)	(.44) J	(.15)	(.15)	(.09)
Net asset value, end of period	$ 10.38	$ 12.53	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Total Return B, C, D	(14.24)%	(3.34)%	9.74%	16.03%	4.76%	7.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.33%	.33% A
Net investment income (loss)	.88% A	1.51%	1.48%	1.20%	1.71%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 349,829	$ 336,805	$ 146,175	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate	6% A	9%	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 13.38	$ 12.62	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.17	.16	.11	.16	.06
Net realized and unrealized gain (loss)	(1.74)	(.62)	1.01	1.63	.31	.71
Total from investment operations	(1.70)	(.45)	1.17	1.74	.47	.77
Distributions from net investment income	(.01)	(.13)	(.13)	(.10)	(.14)	(.08)
Distributions from net realized gain	(.43)	(.33)	(.28)	(.04)	- I	-
Total distributions	(.44)	(.46)	(.41) J	(.14)	(.14)	(.08)
Net asset value, end of period	$ 10.33	$ 12.47	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Total Return B, C, D	(14.28)%	(3.66)%	9.46%	15.84%	4.37%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.58%	.58% A
Net investment income (loss)	.63% A	1.26%	1.23%	.95%	1.46%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,419	$ 99,531	$ 84,368	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate	6% A	9%	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.411 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 13.29	$ 12.54	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.09	.05	.10	.04
Net realized and unrealized gain (loss)	(1.73)	(.61)	1.02	1.61	.32	.71
Total from investment operations	(1.72)	(.51)	1.11	1.66	.42	.75
Distributions from net investment income	-	(.08)	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.43)	(.32)	(.27)	(.04)	- I	-
Total distributions	(.43)	(.40)	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 10.23	$ 12.38	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Total Return B, C, D	(14.54)%	(4.10)%	8.98%	15.17%	3.88%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.13% A	.76%	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,928	$ 27,854	$ 23,065	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate	6% A	9%	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 13.30	$ 12.55	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.09	.05	.10	.04
Net realized and unrealized gain (loss)	(1.73)	(.61)	1.02	1.61	.32	.72
Total from investment operations	(1.72)	(.51)	1.11	1.66	.42	.76
Distributions from net investment income	-	(.08)	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.43)	(.32)	(.27)	(.04)	- I	-
Total distributions	(.43)	(.40)	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 10.24	$ 12.39	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Total Return B, C, D	(14.53)%	(4.10)%	8.99%	15.15%	3.87%	7.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.13% A	.76%	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,726	$ 23,168	$ 19,041	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate	6% A	9%	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 13.49	$ 12.71	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.24	.22	.17	.21	.08
Net realized and unrealized gain (loss)	(1.75)	(.62)	1.02	1.64	.31	.72
Total from investment operations	(1.68)	(.38)	1.24	1.81	.52	.80
Distributions from net investment income	(.03)	(.20)	(.18)	(.13)	(.16)	(.09)
Distributions from net realized gain	(.43)	(.34)	(.29)	(.04)	- H	-
Total distributions	(.46)	(.54)	(.46) I	(.17)	(.16)	(.09)
Net asset value, end of period	$ 10.43	$ 12.57	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Total Return B, C	(14.06)%	(3.19)%	9.98%	16.45%	4.87%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.13% A	1.76%	1.72%	1.45%	1.96%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,543	$ 34,162	$ 6,371	$ 2,207	$ 467	$ 216
Portfolio turnover rate	6% A	9%	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.5	5.1
Fidelity Advisor Dividend Growth Fund Institutional Class	7.3	8.0
Fidelity Advisor Equity Growth Fund Institutional Class	8.9	8.4
Fidelity Advisor Equity Income Fund Institutional Class	13.3	12.7
Fidelity Advisor Growth & Income Fund Institutional Class	11.6	11.3
Fidelity Advisor Large Cap Fund Institutional Class	11.5	11.2
Fidelity Advisor Mid Cap Fund Institutional Class	5.2	5.8
Fidelity Advisor Small Cap Fund Institutional Class	3.0	2.8
Fidelity Small Cap Opportunities Fund	2.9	2.9
	68.2	68.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.2	8.2
Fidelity Advisor Overseas Fund Institutional Class	8.2	8.2
	16.4	16.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.3	9.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	2.1	1.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	1.0	1.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.1	1.1
Fidelity Advisor Total Bond Fund Institutional Class	1.9	2.1
	6.1	5.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.2%
International Equity Funds	16.4%
High Yield Fixed-Income Funds	9.3%
Investment Grade Fixed-Income Funds	6.1%

Six months ago
Domestic Equity Funds	68.2%
International Equity Funds	16.4%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	5.8%

Expected
Domestic Equity Funds	67.5%
International Equity Funds	16.9%
High Yield Fixed-Income Funds	9.4%
Investment Grade Fixed-Income Funds	6.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value
Domestic Equity Funds - 68.2%
Fidelity 100 Index Fund	4,050,290	$ 34,710,988
Fidelity Advisor Dividend Growth Fund Institutional Class	5,818,733	56,092,590
Fidelity Advisor Equity Growth Fund Institutional Class	1,388,917	69,209,720
Fidelity Advisor Equity Income Fund Institutional Class	4,569,271	102,534,442
Fidelity Advisor Growth & Income Fund Institutional Class	5,573,160	89,560,676
Fidelity Advisor Large Cap Fund Institutional Class	6,011,872	88,855,472
Fidelity Advisor Mid Cap Fund Institutional Class	2,440,895	40,055,079
Fidelity Advisor Small Cap Fund Institutional Class	1,046,646	23,423,939
Fidelity Small Cap Opportunities Fund	3,011,956	22,559,550
TOTAL DOMESTIC EQUITY FUNDS		527,002,456
International Equity Funds - 16.4%
Fidelity Advisor Diversified International Fund Institutional Class	4,022,651	63,034,938
Fidelity Advisor Overseas Fund Institutional Class	3,704,842	63,649,180
TOTAL INTERNATIONAL EQUITY FUNDS		126,684,118
TOTAL EQUITY FUNDS (Cost $799,096,935)		653,686,574
Fixed-Income Funds - 15.4%
	Shares	Value
High Yield Fixed-Income Funds - 9.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	9,348,053	$ 71,980,009
Investment Grade Fixed-Income Funds - 6.1%
Fidelity Advisor Government Income Fund Institutional Class	1,542,645	16,043,512
Fidelity Advisor Intermediate Bond Fund Institutional Class	749,099	7,468,521
Fidelity Advisor Strategic Real Return Fund Institutional Class	957,982	8,976,289
Fidelity Advisor Total Bond Fund Institutional Class	1,531,943	14,859,847
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		47,348,169
TOTAL FIXED-INCOME FUNDS (Cost $139,778,082)		119,328,178
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $938,875,017)		$ 773,014,752
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 773,014,752	$ 773,014,752	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $938,875,017) - See accompanying schedule		$ 773,014,752
Cash		11,849
Receivable for investments sold		915,599
Receivable for fund shares sold		1,829,443
Total assets		775,771,643

Liabilities
Payable for investments purchased	$ 28,636
Payable for fund shares redeemed	2,728,306
Distribution fees payable	267,315
Total liabilities		3,024,257

Net Assets		$ 772,747,386
Net Assets consist of:
Paid in capital		$ 938,187,581
Undistributed net investment income		2,990,242
Accumulated undistributed net realized gain (loss) on investments		(2,570,172)
Net unrealized appreciation (depreciation) on investments		(165,860,265)
Net Assets		$ 772,747,386

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($409,862,898 ÷ 36,811,209 shares)		$ 11.13

Maximum offering price per share (100/94.25 of $11.13)		$ 11.81
Class T: Net Asset Value and redemption price per share ($218,138,853 ÷ 19,663,613 shares)		$ 11.09

Maximum offering price per share (100/96.50 of $11.09)		$ 11.49
Class B: Net Asset Value and offering price per share ($43,111,945 ÷ 3,925,510 shares)A		$ 10.98

Class C: Net Asset Value and offering price per share ($48,699,700 ÷ 4,436,559 shares)A		$ 10.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($52,933,990 ÷ 4,733,274 shares)		$ 11.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,693,584

Expenses
Distribution fees	$ 1,708,048
Independent trustees' compensation	1,765
Total expenses before reductions	1,709,813
Expense reductions	(1,765)	1,708,048
Net investment income (loss)		2,985,536
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,590,095)
Capital gain distributions from underlying funds	116,513	(2,473,582)
Change in net unrealized appreciation (depreciation) on underlying funds		(133,542,161)
Net gain (loss)		(136,015,743)
Net increase (decrease) in net assets resulting from operations		$ (133,030,207)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,985,536	$ 9,592,089
Net realized gain (loss)	(2,473,582)	38,468,270
Change in net unrealized appreciation (depreciation)	(133,542,161)	(92,107,484)
Net increase (decrease) in net assets resulting from operations	(133,030,207)	(44,047,125)
Distributions to shareholders from net investment income	(835,926)	(9,160,224)
Distributions to shareholders from net realized gain	(33,613,460)	(18,281,042)
Total distributions	(34,449,386)	(27,441,266)
Share transactions - net increase (decrease)	121,339,280	285,498,710
Total increase (decrease) in net assets	(46,140,313)	214,010,319

Net Assets
Beginning of period	818,887,699	604,877,380
End of period (including undistributed net investment income of $2,990,242 and undistributed net investment income of $840,632, respectively)	$ 772,747,386	$ 818,887,699

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 14.69	$ 13.83	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.22	.21	.15	.18	.12
Net realized and unrealized gain (loss)	(1.94)	(.74)	1.16	1.84	.39	1.60
Total from investment operations	(1.88)	(.52)	1.37	1.99	.57	1.72
Distributions from net investment income	(.02)	(.20)	(.18)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.55)	(.40)	(.33)	(.07)	-	-
Total distributions	(.56) J	(.60)	(.51) I	(.19)	(.16)	(.10)
Net asset value, end of period	$ 11.13	$ 13.57	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Total Return B, C, D	(14.62)%	(3.92)%	10.09%	16.65%	4.87%	17.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.33%	.33% A
Net investment income (loss)	.85% A	1.47%	1.48%	1.18%	1.50%	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 409,863	$ 428,381	$ 263,733	$ 133,817	$ 51,718	$ 9,666
Portfolio turnover rate	6% A	9%	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share. J Total distributions of $.563 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.545 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 14.64	$ 13.79	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.18	.17	.12	.15	.10
Net realized and unrealized gain (loss)	(1.94)	(.72)	1.16	1.83	.38	1.59
Total from investment operations	(1.90)	(.54)	1.33	1.95	.53	1.69
Distributions from net investment income	(.01)	(.16)	(.15)	(.10)	(.13)	(.09)
Distributions from net realized gain	(.55)	(.40)	(.33)	(.06)	-	-
Total distributions	(.55) J	(.56)	(.48) I	(.16)	(.13)	(.09)
Net asset value, end of period	$ 11.09	$ 13.54	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Total Return B, C, D	(14.79)%	(4.05)%	9.81%	16.35%	4.57%	16.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.58%	.58% A
Net investment income (loss)	.60% A	1.22%	1.23%	.93%	1.25%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,139	$ 238,675	$ 221,815	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate	6% A	9%	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share. J Total distributions of $.554 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.545 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 14.53	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.11	.10	.05	.09	.06
Net realized and unrealized gain (loss)	(1.91)	(.73)	1.14	1.83	.38	1.60
Total from investment operations	(1.90)	(.62)	1.24	1.88	.47	1.66
Distributions from net investment income	-	(.10)	(.10)	(.06)	(.10)	(.09)
Distributions from net realized gain	(.54)	(.39)	(.32)	(.06)	-	-
Total distributions	(.54)	(.49)	(.41) I	(.12)	(.10)	(.09)
Net asset value, end of period	$ 10.98	$ 13.42	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	(14.94)%	(4.59)%	9.25%	15.81%	4.04%	16.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.10% A	.72%	.73%	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,112	$ 50,827	$ 46,110	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate	6% A	9%	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 14.52	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.11	.10	.05	.09	.06
Net realized and unrealized gain (loss)	(1.91)	(.72)	1.13	1.83	.38	1.59
Total from investment operations	(1.90)	(.61)	1.23	1.88	.47	1.65
Distributions from net investment income	-	(.10)	(.10)	(.06)	(.10)	(.08)
Distributions from net realized gain	(.54)	(.39)	(.32)	(.06)	-	-
Total distributions	(.54)	(.49)	(.41) I	(.12)	(.10)	(.08)
Net asset value, end of period	$ 10.98	$ 13.42	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	(14.93)%	(4.54)%	9.17%	15.82%	4.04%	16.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.10% A	.72%	.73%	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,700	$ 54,549	$ 54,022	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate	6% A	9%	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.74	$ 13.87	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.25	.24	.18	.21	.13
Net realized and unrealized gain (loss)	(1.94)	(.74)	1.17	1.85	.38	1.60
Total from investment operations	(1.87)	(.49)	1.41	2.03	.59	1.73
Distributions from net investment income	(.03)	(.23)	(.21)	(.14)	(.17)	(.10)
Distributions from net realized gain	(.55)	(.40)	(.33)	(.07)	-	-
Total distributions	(.57) I	(.63)	(.54) H	(.21)	(.17)	(.10)
Net asset value, end of period	$ 11.18	$ 13.62	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Total Return B, C	(14.52)%	(3.70)%	10.36%	16.99%	5.07%	17.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.10% A	1.72%	1.73%	1.43%	1.75%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,934	$ 46,457	$ 19,197	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate	6% A	9%	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share. I Total distributions of $.571 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.545 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.3	6.5
Fidelity Advisor Dividend Growth Fund Institutional Class	7.4	9.4
Fidelity Advisor Equity Growth Fund Institutional Class	9.1	7.6
Fidelity Advisor Equity Income Fund Institutional Class	13.5	11.6
Fidelity Advisor Growth & Income Fund Institutional Class	12.1	10.3
Fidelity Advisor Large Cap Fund Institutional Class	11.9	10.3
Fidelity Advisor Mid Cap Fund Institutional Class	4.8	5.0
Fidelity Advisor Small Cap Fund Institutional Class	3.0	3.1
Fidelity Small Cap Opportunities Fund	3.2	3.8
	69.3	67.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.3	9.4
Fidelity Advisor Overseas Fund Institutional Class	8.3	9.3
	16.6	18.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.6	10.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.8	1.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.5	0.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.1	1.5
Fidelity Advisor Total Bond Fund Institutional Class	1.1	0.8
	4.5	3.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.3%
International Equity Funds	16.6%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	4.5%

Six months ago
Domestic Equity Funds	67.6%
International Equity Funds	18.7%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	3.7%

Expected
Domestic Equity Funds	68.0%
International Equity Funds	17.1%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	4.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.9%
	Shares	Value
Domestic Equity Funds - 69.3%
Fidelity 100 Index Fund	545,511	$ 4,675,025
Fidelity Advisor Dividend Growth Fund Institutional Class	833,032	8,030,427
Fidelity Advisor Equity Growth Fund Institutional Class	197,835	9,858,125
Fidelity Advisor Equity Income Fund Institutional Class	652,098	14,633,086
Fidelity Advisor Growth & Income Fund Institutional Class	816,575	13,122,363
Fidelity Advisor Large Cap Fund Institutional Class	877,746	12,973,088
Fidelity Advisor Mid Cap Fund Institutional Class	321,746	5,279,848
Fidelity Advisor Small Cap Fund Institutional Class	148,285	3,318,622
Fidelity Small Cap Opportunities Fund	458,564	3,434,641
TOTAL DOMESTIC EQUITY FUNDS		75,325,225
International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	575,047	9,010,979
Fidelity Advisor Overseas Fund Institutional Class	528,638	9,081,999
TOTAL INTERNATIONAL EQUITY FUNDS		18,092,978
TOTAL EQUITY FUNDS (Cost $118,459,470)		93,418,203
Fixed-Income Funds - 14.1%
	Shares	Value
High Yield Fixed-Income Funds - 9.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,357,041	$ 10,449,219
Investment Grade Fixed-Income Funds - 4.5%
Fidelity Advisor Government Income Fund Institutional Class	183,941	1,912,983
Fidelity Advisor Intermediate Bond Fund Institutional Class	57,418	572,454
Fidelity Advisor Strategic Real Return Fund Institutional Class	126,000	1,180,618
Fidelity Advisor Total Bond Fund Institutional Class	122,322	1,186,525
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,852,580
TOTAL FIXED-INCOME FUNDS (Cost $18,001,923)		15,301,799
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $136,461,393)		$ 108,720,002
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 108,720,002	$ 108,720,002	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $136,461,393) - See accompanying schedule		$ 108,720,002
Cash		54
Receivable for investments sold		15,377
Receivable for fund shares sold		447,281
Total assets		109,182,714

Liabilities
Payable for investments purchased	$ 175,665
Payable for fund shares redeemed	286,979
Distribution fees payable	28,009
Total liabilities		490,653

Net Assets		$ 108,692,061
Net Assets consist of:
Paid in capital		$ 136,497,574
Undistributed net investment income		311,416
Accumulated undistributed net realized gain (loss) on investments		(375,538)
Net unrealized appreciation (depreciation) on investments		(27,741,391)
Net Assets		$ 108,692,061

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,686,813 ÷ 8,986,418 shares)		$ 8.64

Maximum offering price per share (100/94.25 of $8.64)		$ 9.17
Class T: Net Asset Value and redemption price per share ($15,009,616 ÷ 1,741,427 shares)		$ 8.62

Maximum offering price per share (100/96.50 of $8.62)		$ 8.93
Class B: Net Asset Value and offering price per share ($2,881,028 ÷ 335,884 shares)A		$ 8.58

Class C: Net Asset Value and offering price per share ($2,926,106 ÷ 341,313 shares)A		$ 8.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,188,498 ÷ 1,174,332 shares)		$ 8.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 512,941
Interest		4
Total income		512,945

Expenses
Distribution fees	$ 158,138
Independent trustees' compensation	200
Total expenses before reductions	158,338
Expense reductions	(200)	158,138
Net investment income (loss)		354,807
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(413,878)
Capital gain distributions from underlying funds	13,632	(400,246)
Change in net unrealized appreciation (depreciation) on underlying funds		(18,428,965)
Net gain (loss)		(18,829,211)
Net increase (decrease) in net assets resulting from operations		$ (18,474,404)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 354,807	$ 652,701
Net realized gain (loss)	(400,246)	2,548,022
Change in net unrealized appreciation (depreciation)	(18,428,965)	(9,564,052)
Net increase (decrease) in net assets resulting from operations	(18,474,404)	(6,363,329)
Distributions to shareholders from net investment income	(138,240)	(570,874)
Distributions to shareholders from net realized gain	(2,121,790)	(529,295)
Total distributions	(2,260,030)	(1,100,169)
Share transactions - net increase (decrease)	44,314,434	74,511,096
Total increase (decrease) in net assets	23,580,000	67,047,598

Net Assets
Beginning of period	85,112,061	18,064,463
End of period (including undistributed net investment income of $311,416 and undistributed net investment income of $94,849, respectively)	$ 108,692,061	$ 85,112,061

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.16	.12
Net realized and unrealized gain (loss)	(1.53)	(.57)	1.06
Total from investment operations	(1.49)	(.41)	1.18
Distributions from net investment income	(.02)	(.11)	(.08)
Distributions from net realized gain	(.24)	(.14)	(.05)
Total distributions	(.26)	(.25) I	(.13)
Net asset value, end of period	$ 8.64	$ 10.39	$ 11.05
Total Return B, C, D	(14.85)%	(3.96)%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	.74% A	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,687	$ 61,721	$ 12,550
Portfolio turnover rate	6% A	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.248 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.13	.09
Net realized and unrealized gain (loss)	(1.51)	(.57)	1.06
Total from investment operations	(1.49)	(.44)	1.15
Distributions from net investment income	(.01)	(.09)	(.07)
Distributions from net realized gain	(.24)	(.14)	(.05)
Total distributions	(.25)	(.23) I	(.12)
Net asset value, end of period	$ 8.62	$ 10.36	$ 11.03
Total Return B, C, D	(14.83)%	(4.23)%	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	.49% A	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,010	$ 11,746	$ 3,339
Portfolio turnover rate	6% A	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.227 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.08	.05
Net realized and unrealized gain (loss)	(1.51)	(.57)	1.06
Total from investment operations	(1.51)	(.49)	1.11
Distributions from net investment income	-	(.06)	(.05)
Distributions from net realized gain	(.24)	(.13)	(.05)
Total distributions	(.24)	(.19) J	(.10)
Net asset value, end of period	$ 8.58	$ 10.33	$ 11.01
Total Return B, C, D	(15.07)%	(4.65)%	11.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	(.01)% A	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,881	$ 2,476	$ 776
Portfolio turnover rate	6% A	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.08	.05
Net realized and unrealized gain (loss)	(1.51)	(.58)	1.06
Total from investment operations	(1.51)	(.50)	1.11
Distributions from net investment income	-	(.06)	(.05)
Distributions from net realized gain	(.24)	(.13)	(.05)
Total distributions	(.24)	(.19) J	(.10)
Net asset value, end of period	$ 8.57	$ 10.32	$ 11.01
Total Return B, C, D	(15.09)%	(4.74)%	11.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	(.01)% A	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,926	$ 2,539	$ 770
Portfolio turnover rate	6% A	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.19	.14
Net realized and unrealized gain (loss)	(1.52)	(.59)	1.06
Total from investment operations	(1.47)	(.40)	1.20
Distributions from net investment income	(.02)	(.13)	(.08)
Distributions from net realized gain	(.24)	(.14)	(.05)
Total distributions	(.26)	(.26) H	(.13)
Net asset value, end of period	$ 8.68	$ 10.41	$ 11.07
Total Return B, C	(14.58)%	(3.82)%	12.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.99% A	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,188	$ 6,631	$ 629
Portfolio turnover rate	6% A	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.264 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.6	6.5
Fidelity Advisor Dividend Growth Fund Institutional Class	7.7	9.4
Fidelity Advisor Equity Growth Fund Institutional Class	9.2	7.8
Fidelity Advisor Equity Income Fund Institutional Class	13.6	11.9
Fidelity Advisor Growth & Income Fund Institutional Class	11.8	10.6
Fidelity Advisor Large Cap Fund Institutional Class	11.9	10.6
Fidelity Advisor Mid Cap Fund Institutional Class	5.0	5.2
Fidelity Advisor Small Cap Fund Institutional Class	3.1	2.9
Fidelity Small Cap Opportunities Fund	3.6	4.1
	70.5	69.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.7	10.4
Fidelity Advisor Overseas Fund Institutional Class	9.7	10.4
	19.4	20.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.6	9.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.2	0.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.1	0.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.2
	0.5	0.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	70.5%
International Equity Funds	19.4%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	0.5%

Six months ago
Domestic Equity Funds	69.0%
International Equity Funds	20.8%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	0.6%

Expected
Domestic Equity Funds	69.5%
International Equity Funds	20.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.9%
	Shares	Value
Domestic Equity Funds - 70.5%
Fidelity 100 Index Fund	520,497	$ 4,460,661
Fidelity Advisor Dividend Growth Fund Institutional Class	768,036	7,403,865
Fidelity Advisor Equity Growth Fund Institutional Class	177,195	8,829,617
Fidelity Advisor Equity Income Fund Institutional Class	580,589	13,028,414
Fidelity Advisor Growth & Income Fund Institutional Class	708,664	11,388,225
Fidelity Advisor Large Cap Fund Institutional Class	773,214	11,428,099
Fidelity Advisor Mid Cap Fund Institutional Class	294,169	4,827,320
Fidelity Advisor Small Cap Fund Institutional Class	133,254	2,982,224
Fidelity Small Cap Opportunities Fund	459,597	3,442,378
TOTAL DOMESTIC EQUITY FUNDS		67,790,803
International Equity Funds - 19.4%
Fidelity Advisor Diversified International Fund Institutional Class	590,720	9,256,588
Fidelity Advisor Overseas Fund Institutional Class	543,376	9,335,197
TOTAL INTERNATIONAL EQUITY FUNDS		18,591,785
TOTAL EQUITY FUNDS (Cost $111,023,568)		86,382,588
Fixed-Income Funds - 10.1%
	Shares	Value
High Yield Fixed-Income Funds - 9.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,199,906	$ 9,239,274
Investment Grade Fixed-Income Funds - 0.5%
Fidelity Advisor Government Income Fund Institutional Class	14,932	155,288
Fidelity Advisor Intermediate Bond Fund Institutional Class	12,001	119,650
Fidelity Advisor Strategic Real Return Fund Institutional Class	10,083	94,479
Fidelity Advisor Total Bond Fund Institutional Class	14,231	138,042
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		507,459
TOTAL FIXED-INCOME FUNDS (Cost $12,181,972)		9,746,733
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $123,205,540)		$ 96,129,321
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 96,129,321	$ 96,129,321	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $123,205,540) - See accompanying schedule		$ 96,129,321
Cash		65
Receivable for investments sold		45,254
Receivable for fund shares sold		302,376
Total assets		96,477,016

Liabilities
Payable for investments purchased	$ 23,899
Payable for fund shares redeemed	323,720
Distribution fees payable	29,234
Total liabilities		376,853

Net Assets		$ 96,100,163
Net Assets consist of:
Paid in capital		$ 123,550,527
Undistributed net investment income		243,831
Accumulated undistributed net realized gain (loss) on investments		(617,976)
Net unrealized appreciation (depreciation) on investments		(27,076,219)
Net Assets		$ 96,100,163

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,430,444 ÷ 6,619,315 shares)		$ 8.53

Maximum offering price per share (100/94.25 of $8.53)		$ 9.05
Class T: Net Asset Value and redemption price per share ($20,157,401 ÷ 2,372,373 shares)		$ 8.50

Maximum offering price per share (100/96.50 of $8.50)		$ 8.81
Class B: Net Asset Value and offering price per share ($3,772,745 ÷ 446,621 shares)A		$ 8.45

Class C: Net Asset Value and offering price per share ($5,896,025 ÷ 698,412 shares)A		$ 8.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,843,548 ÷ 1,151,415 shares)		$ 8.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 417,932
Interest		19
Total income		417,951

Expenses
Distribution fees	$ 174,053
Independent trustees' compensation	196
Total expenses before reductions	174,249
Expense reductions	(196)	174,053
Net investment income (loss)		243,898
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(601,191)
Capital gain distributions from underlying funds	1,136	(600,055)
Change in net unrealized appreciation (depreciation) on underlying funds		(16,926,018)
Net gain (loss)		(17,526,073)
Net increase (decrease) in net assets resulting from operations		$ (17,282,175)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 243,898	$ 657,993
Net realized gain (loss)	(600,055)	2,866,413
Change in net unrealized appreciation (depreciation)	(16,926,018)	(10,545,175)
Net increase (decrease) in net assets resulting from operations	(17,282,175)	(7,020,769)
Distributions to shareholders from net investment income	(45,761)	(617,903)
Distributions to shareholders from net realized gain	(2,456,705)	(637,740)
Total distributions	(2,502,466)	(1,255,643)
Share transactions - net increase (decrease)	29,811,579	74,257,188
Total increase (decrease) in net assets	10,026,938	65,980,776

Net Assets
Beginning of period	86,073,225	20,092,449
End of period (including undistributed net investment income of $243,831 and undistributed net investment income of $45,694, respectively)	$ 96,100,163	$ 86,073,225

Financial Highlights - Class A

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.16	.13
Net realized and unrealized gain (loss)	(1.54)	(.60)	1.06
Total from investment operations	(1.51)	(.44)	1.19
Distributions from net investment income	(.01)	(.11)	(.09)
Distributions from net realized gain	(.28)	(.17)	(.06)
Total distributions	(.28) I	(.28)	(.15)
Net asset value, end of period	$ 8.53	$ 10.32	$ 11.04
Total Return B, C, D	(15.16)%	(4.27)%	11.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25% A
Net investment income (loss)	.59% A	1.39%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,430	$ 55,250	$ 12,907
Portfolio turnover rate	7% A	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.281 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02	.13	.11
Net realized and unrealized gain (loss)	(1.54)	(.59)	1.05
Total from investment operations	(1.52)	(.46)	1.16
Distributions from net investment income	-I	(.09)	(.08)
Distributions from net realized gain	(.28)	(.17)	(.06)
Total distributions	(.28)J	(.26)	(.14)
Net asset value, end of period	$ 8.50	$ 10.30	$ 11.02
Total ReturnB, C, D	(15.32)%	(4.45)%	11.64%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income (loss)	.35% A	1.14%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,157	$ 15,147	$ 3,520
Portfolio turnover rate	7% A	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.277 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.275 per share.

Financial Highlights - Class B

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.06
Net realized and unrealized gain (loss)	(1.53)	(.59)	1.07
Total from investment operations	(1.54)	(.52)	1.13
Distributions from net investment income	-	(.06)	(.07)
Distributions from net realized gain	(.27)	(.16)	(.06)
Total distributions	(.27) I	(.22)	(.13)
Net asset value, end of period	$ 8.45	$ 10.26	$ 11.00
Total ReturnB, C, D	(15.54)%	(4.93)%	11.31%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	(.16)% A	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,773	$ 3,414	$ 1,177
Portfolio turnover rate	7% A	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.270 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.270 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Financial Highlights - Class C

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.06
Net realized and unrealized gain (loss)	(1.53)	(.59)	1.06
Total from investment operations	(1.54)	(.52)	1.12
Distributions from net investment income	-	(.07)	(.06)
Distributions from net realized gain	(.27)	(.16)	(.06)
Total distributions	(.27) I	(.23)	(.12)
Net asset value, end of period	$ 8.44	$ 10.25	$ 11.00
Total ReturnB, C, D	(15.55)%	(4.99)%	11.25%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	(.15)% A	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,896	$ 5,380	$ 1,507
Portfolio turnover rate	7% A	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.270 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.270 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.18	.15
Net realized and unrealized gain (loss)	(1.55)	(.59)	1.06
Total from investment operations	(1.51)	(.41)	1.21
Distributions from net investment income	(.01)	(.13)	(.09)
Distributions from net realized gain	(.28)	(.17)	(.06)
Total distributions	(.29) H	(.30)	(.15)
Net asset value, end of period	$ 8.55	$ 10.35	$ 11.06
Total Return B, C	(15.17)%	(4.02)%	12.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.84% A	1.64%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,844	$ 6,882	$ 982
Portfolio turnover rate	7% A	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.287 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.275 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of September 30, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 186,967,370	$ 688,187	$ (12,583,030)	$ (11,894,843)
Advisor Freedom 2005	165,999,339	571,840	(19,821,688)	(19,249,848)
Advisor Freedom 2010	843,663,648	3,882,017	(95,027,993)	(91,145,976)
Advisor Freedom 2015	1,065,845,546	3,537,147	(136,642,069)	(133,104,922)
Advisor Freedom 2020	1,744,564,334	9,106,119	(250,269,356)	(241,163,237)
Advisor Freedom 2025	1,078,353,767	2,903,143	(178,462,179)	(175,559,036)
Advisor Freedom 2030	1,315,196,619	4,953,938	(229,241,771)	(224,287,833)
Advisor Freedom 2035	666,513,601	1,096,276	(128,005,341)	(126,909,065)
Advisor Freedom 2040	938,887,766	3,238,479	(169,111,493)	(165,873,014)
Advisor Freedom 2045	136,463,103	28,383	(27,771,484)	(27,743,101)
Advisor Freedom 2050	123,206,984	21,170	(27,098,833)	(27,077,663)

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	40,449,092	16,494,982
Advisor Freedom 2005	38,894,876	20,310,688
Advisor Freedom 2010	170,772,536	59,036,470
Advisor Freedom 2015	200,299,340	52,533,687
Advisor Freedom 2020	256,155,228	74,882,144
Advisor Freedom 2025	210,270,199	38,194,185
Advisor Freedom 2030	195,234,695	33,436,263
Advisor Freedom 2035	126,205,005	16,126,047
Advisor Freedom 2040	117,487,003	27,475,144
Advisor Freedom 2045	45,780,597	3,330,123
Advisor Freedom 2050	31,031,439	3,470,328

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Other Transactions - continued

expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 122,390	$ 46,956
Class T	.25%	.25%	115,319	698
Class B	.75%	.25%	27,097	20,325
Class C	.75%	.25%	70,339	12,000
			$ 335,145	$ 79,979
Advisor Freedom 2005
Class A	0%	.25%	$ 133,430	$ 65,372
Class T	.25%	.25%	51,362	238
Class B	.75%	.25%	21,021	15,773
Class C	.75%	.25%	53,172	13,295
			$ 258,985	$ 94,678
Advisor Freedom 2010
Class A	0%	.25%	$ 507,488	$ 157,762
Class T	.25%	.25%	548,204	-
Class B	.75%	.25%	167,344	125,542
Class C	.75%	.25%	291,630	61,415
			$ 1,514,666	$ 344,719
Advisor Freedom 2015
Class A	0%	.25%	$ 701,447	$ 245,028
Class T	.25%	.25%	533,566	1,100
Class B	.75%	.25%	219,070	164,397
Class C	.75%	.25%	333,196	57,874
			$ 1,787,279	$ 468,399
Advisor Freedom 2020
Class A	0%	.25%	$ 1,081,764	$ 304,455
Class T	.25%	.25%	1,167,204	-
Class B	.75%	.25%	443,786	333,037
Class C	.75%	.25%	487,970	100,271
			$ 3,180,724	$ 737,763
Advisor Freedom 2025
Class A	0%	.25%	$ 760,292	$ 273,214
Class T	.25%	.25%	455,102	-
Class B	.75%	.25%	219,283	164,654
Class C	.75%	.25%	211,026	46,355
			$ 1,645,703	$ 484,223
Advisor Freedom 2030
Class A	0%	.25%	$ 840,996	$ 275,136
Class T	.25%	.25%	767,824	-
Class B	.75%	.25%	303,002	227,252
Class C	.75%	.25%	301,534	49,652
			$ 2,213,356	$ 552,040

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2035	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 457,323	$ 189,038
Class T	.25%	.25%	262,212	-
Class B	.75%	.25%	142,419	106,813
Class C	.75%	.25%	120,692	24,910
			$ 982,646	$ 320,761
Advisor Freedom 2040
Class A	0%	.25%	$ 562,823	$ 151,529
Class T	.25%	.25%	613,948	204
Class B	.75%	.25%	253,430	190,073
Class C	.75%	.25%	277,847	42,936
			$ 1,708,048	$ 384,742
Advisor Freedom 2045
Class A	0%	.25%	$ 92,481	$ 51,601
Class T	.25%	.25%	35,612	-
Class B	.75%	.25%	14,952	11,227
Class C	.75%	.25%	15,093	8,285
			$ 158,138	$ 71,113
Advisor Freedom 2050
Class A	0%	.25%	$ 75,481	$ 26,100
Class T	.25%	.25%	48,073	-
Class B	.75%	.25%	19,955	14,980
Class C	.75%	.25%	30,544	15,977
			$ 174,053	$ 57,057

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 7,313
Class T	4,416
Class B*	5,938
Class C*	499
$ 18,166
Advisor Freedom 2005
Class A	$ 5,901
Class T	874
Class B*	10,265
Class C*	6,472
$ 23,512
Advisor Freedom 2010
Class A	$ 42,834
Class T	15,336
Class B*	35,723
Class C*	6,183
$ 100,076

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2015	Retained by FDC
Class A	$ 49,560
Class T	16,236
Class B*	63,013
Class C*	5,861
$ 134,670
Advisor Freedom 2020
Class A	$ 80,478
Class T	24,844
Class B*	117,826
Class C*	12,731
$ 235,879
Advisor Freedom 2025
Class A	$ 61,923
Class T	16,417
Class B*	73,018
Class C*	3,882
$ 155,240
Advisor Freedom 2030
Class A	$ 71,093
Class T	11,816
Class B*	100,377
Class C*	4,743
$ 188,029
Advisor Freedom 2035
Class A	$ 38,237
Class T	10,149
Class B*	55,218
Class C*	3,790
$ 107,394
Advisor Freedom 2040
Class A	$ 61,115
Class T	16,328
Class B*	96,543
Class C*	5,062
$ 179,048
Advisor Freedom 2045
Class A	$ 12,316
Class T	2,440
Class B*	5,715
Class C*	286
$ 20,757
Advisor Freedom 2050
Class A	$ 14,883
Class T	4,333
Class B*	5,380
Class C*	1,775
$ 26,371

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Advisor Freedom Income
Class A	.25%	$ 206
Class T	.50%	89
Class B	1.00%	10
Class C	1.00%	26
Institutional Class	.00%	19
Advisor Freedom 2005
Class A	.25%	216
Class T	.50%	42
Class B	1.00%	9
Class C	1.00%	22
Institutional Class	.00%	22
Advisor Freedom 2010
Class A	.25%	826
Class T	.50%	445
Class B	1.00%	68
Class C	1.00%	118
Institutional Class	.00%	102
Advisor Freedom 2015
Class A	.25%	1,133
Class T	.50%	431
Class B	1.00%	88
Class C	1.00%	135
Institutional Class	.00%	178
Advisor Freedom 2020
Class A	.25%	1,771
Class T	.50%	955
Class B	1.00%	181
Class C	1.00%	199
Institutional Class	.00%	230
Advisor Freedom 2025
Class A	.25%	1,226
Class T	.50%	367
Class B	1.00%	89
Class C	1.00%	85
Institutional Class	.00%	153
Advisor Freedom 2030
Class A	.25%	1,391
Class T	.50%	613
Class B	1.00%	116
Class C	1.00%	119
Institutional Class	.00%	185

Semiannual Report

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 746
Class T	.50%	206
Class B	1.00%	53
Class C	1.00%	46
Institutional Class	.00%	99
Advisor Freedom 2040
Class A	.25%	936
Class T	.50%	498
Class B	1.00%	99
Class C	1.00%	111
Institutional Class	.00%	121
Advisor Freedom 2045
Class A	.25%	143
Class T	.50%	28
Class B	1.00%	5
Class C	1.00%	5
Institutional Class	.00%	19
Advisor Freedom 2050
Class A	.25%	115
Class T	.50%	41
Class B	1.00%	8
Class C	1.00%	12
Institutional Class	.00%	20

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	12%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Dividend Growth Fund	26%
Fidelity Advisor Growth & Income Fund	42%
Fidelity Advisor Large Cap Fund	57%
Fidelity Advisor Overseas Fund	38%
Fidelity Advisor Intermediate Bond Fund	26%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom Income
From net investment income
Class A	$ 1,421,247	$ 2,504,685
Class T	610,548	1,563,953
Class B	59,400	152,566
Class C	152,149	433,205
Institutional Class	152,637	228,075
Total	$ 2,395,981	$ 4,882,484
From net realized gain
Class A	$ 356,700	$ 363,946
Class T	175,948	265,719
Class B	21,145	31,009
Class C	54,952	84,230
Institutional Class	34,611	29,749
Total	$ 643,356	$ 774,653
Advisor Freedom 2005
From net investment income
Class A	$ 489,615	$ 1,724,823
Class T	88,194	428,083
Class B	12,666	51,521
Class C	31,728	147,372
Institutional Class	51,494	207,409
Total	$ 673,697	$ 2,559,208
From net realized gain
Class A	$ 1,602,508	$ 834,705
Class T	337,763	290,404
Class B	67,056	52,453
Class C	173,059	130,191
Institutional Class	151,950	78,795
Total	$ 2,332,336	$ 1,386,548
Advisor Freedom 2010
From net investment income
Class A	$ 1,635,786	$ 8,089,684
Class T	800,265	4,645,864
Class B	81,778	581,796
Class C	145,509	979,699
Institutional Class	213,139	999,219
Total	$ 2,876,477	$ 15,296,262
From net realized gain
Class A	$ 8,165,485	$ 4,371,752
Class T	4,652,704	3,146,806
Class B	730,165	543,390
Class C	1,254,373	798,291
Institutional Class	934,820	439,647
Total	$ 15,737,547	$ 9,299,886

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2015
From net investment income
Class A	$ 1,854,604	$ 9,282,719
Class T	585,730	3,805,292
Class B	67,714	608,280
Class C	107,780	916,055
Institutional Class	289,447	1,380,515
Total	$ 2,905,275	$ 15,992,861
From net realized gain
Class A	$ 12,667,765	$ 6,792,732
Class T	4,968,341	3,796,442
Class B	1,050,868	835,908
Class C	1,588,346	1,173,886
Institutional Class	1,724,364	894,618
Total	$ 21,999,684	$ 13,493,586
Advisor Freedom 2020
From net investment income
Class A	$ 2,491,441	$ 13,227,162
Class T	1,102,432	7,368,496
Class B	92,247	994,726
Class C	107,254	1,068,257
Institutional Class	338,024	1,659,078
Total	$ 4,131,398	$ 24,317,719
From net realized gain
Class A	$ 25,570,523	$ 13,024,880
Class T	14,331,386	10,046,546
Class B	2,765,535	1,981,035
Class C	2,987,856	1,985,963
Institutional Class	2,929,472	1,178,241
Total	$ 48,584,772	$ 28,216,665
Advisor Freedom 2025
From net investment income
Class A	$ 1,455,198	$ 7,874,109
Class T	321,361	2,457,202
Class B	25,312	398,931
Class C	23,998	394,171
Institutional Class	189,410	831,749
Total	$ 2,015,279	$ 11,956,162
From net realized gain
Class A	$ 17,377,226	$ 8,202,079
Class T	5,402,925	3,646,794
Class B	1,337,234	892,352
Class C	1,268,394	791,593
Institutional Class	1,796,921	528,297
Total	$ 27,182,700	$ 14,061,115

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2030
From net investment income
Class A	$ 1,470,407	$ 7,205,006
Class T	480,528	3,287,728
Class B	-	414,862
Class C	22,880	403,557
Institutional Class	208,936	916,629
Total	$ 2,182,751	$ 12,227,782
From net realized gain
Class A	$ 23,521,239	$ 10,936,038
Class T	10,985,266	7,840,143
Class B	2,225,373	1,556,434
Class C	2,196,495	1,494,609
Institutional Class	2,639,197	989,968
Total	$ 41,567,570	$ 22,817,192
Advisor Freedom 2035
From net investment income
Class A	$ 525,648	$ 3,345,833
Class T	90,348	952,354
Class B	-	177,323
Class C	-	143,957
Institutional Class	74,865	415,381
Total	$ 690,861	$ 5,034,848
From net realized gain
Class A	$ 11,883,133	$ 4,819,324
Class T	3,531,720	2,263,096
Class B	987,212	601,586
Class C	830,165	497,133
Institutional Class	1,238,159	334,622
Total	$ 18,470,389	$ 8,515,761
Advisor Freedom 2040
From net investment income
Class A	$ 582,074	$ 5,153,377
Class T	160,979	2,630,359
Class B	-	354,339
Class C	-	387,464
Institutional Class	92,873	634,685
Total	$ 835,926	$ 9,160,224
From net realized gain
Class A	$ 17,624,156	$ 8,341,256
Class T	9,747,870	6,395,011
Class B	2,054,689	1,317,210
Class C	2,239,988	1,493,781
Institutional Class	1,946,757	733,784
Total	$ 33,613,460	$ 18,281,042
Advisor Freedom 2045
From net investment income
Class A	$ 108,095	$ 408,907
Class T	14,853	76,927
Class B	-	11,522
Class C	-	11,199
Institutional Class	15,292	62,319
Total	$ 138,240	$ 570,874
From net realized gain
Class A	$ 1,526,065	$ 365,060
Class T	297,052	84,292
Class B	66,202	18,988
Class C	65,662	18,223
Institutional Class	166,809	42,732
Total	$ 2,121,790	$ 529,295

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2050
From net investment income
Class A	$ 33,758	$ 421,587
Class T	3,322	94,910
Class B	-	15,927
Class C	-	26,686
Institutional Class	8,681	58,793
Total	$ 45,761	$ 617,903
From net realized gain
Class A	$ 1,547,166	$ 409,384
Class T	457,862	109,763
Class B	100,469	29,999
Class C	152,267	43,754
Institutional Class	198,941	44,840
Total	$ 2,456,705	$ 637,740

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2008	Year ended March 31, 2008	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom Income
Class A
Shares sold	3,916,042	6,395,797	$ 40,497,062	$ 68,652,447
Reinvestment of distributions	167,375	259,372	1,738,139	2,783,957
Shares redeemed	(1,944,015)	(2,922,596)	(20,076,166)	(31,256,793)
Net increase (decrease)	2,139,402	3,732,573	$ 22,159,035	$ 40,179,611
Class T
Shares sold	1,332,702	2,855,150	$ 13,719,494	$ 30,643,258
Reinvestment of distributions	73,273	164,484	761,035	1,765,934
Shares redeemed	(1,148,495)	(2,428,323)	(11,805,815)	(25,960,467)
Net increase (decrease)	257,480	591,311	$ 2,674,714	$ 6,448,725
Class B
Shares sold	56,557	214,502	$ 580,312	$ 2,287,850
Reinvestment of distributions	7,103	15,304	73,822	164,212
Shares redeemed	(76,406)	(165,034)	(783,837)	(1,766,793)
Net increase (decrease)	(12,746)	64,772	$ (129,703)	$ 685,269
Class C
Shares sold	247,468	601,335	$ 2,542,417	$ 6,439,273
Reinvestment of distributions	16,767	39,613	174,135	424,846
Shares redeemed	(373,396)	(469,822)	(3,825,204)	(5,023,022)
Net increase (decrease)	(109,161)	171,126	$ (1,108,652)	$ 1,841,097
Institutional Class
Shares sold	327,690	1,046,538	$ 3,395,269	$ 11,013,967
Reinvestment of distributions	17,819	23,599	185,273	253,422
Shares redeemed	(268,321)	(460,080)	(2,760,115)	(4,893,967)
Net increase (decrease)	77,188	610,057	$ 820,427	$ 6,373,422

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2008	Year ended March 31, 2008	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2005
Class A
Shares sold	3,760,490	7,280,006	$ 41,927,476	$ 86,978,408
Reinvestment of distributions	179,631	209,681	2,071,048	2,523,615
Shares redeemed	(2,319,673)	(3,032,111)	(25,758,781)	(36,068,889)
Net increase (decrease)	1,620,448	4,457,576	$ 18,239,743	$ 53,433,134
Class T
Shares sold	521,645	1,302,460	$ 5,776,577	$ 15,596,978
Reinvestment of distributions	34,410	57,458	396,747	691,442
Shares redeemed	(541,372)	(1,248,968)	(6,020,586)	(14,879,592)
Net increase (decrease)	14,683	110,950	$ 152,738	$ 1,408,828
Class B
Shares sold	63,857	134,939	$ 693,234	$ 1,573,994
Reinvestment of distributions	6,252	7,641	71,901	91,841
Shares redeemed	(69,726)	(97,335)	(765,862)	(1,155,938)
Net increase (decrease)	383	45,245	$ (727)	$ 509,897
Class C
Shares sold	165,989	398,272	$ 1,822,864	$ 4,710,455
Reinvestment of distributions	15,887	20,492	182,386	245,781
Shares redeemed	(244,787)	(218,640)	(2,666,408)	(2,586,377)
Net increase (decrease)	(62,911)	200,124	$ (661,158)	$ 2,369,859
Institutional Class
Shares sold	362,655	898,304	$ 4,141,647	$ 10,934,550
Reinvestment of distributions	17,479	23,531	202,410	284,303
Shares redeemed	(196,834)	(368,372)	(2,206,851)	(4,367,156)
Net increase (decrease)	183,300	553,463	$ 2,137,206	$ 6,851,697
Advisor Freedom 2010
Class A
Shares sold	14,918,325	21,172,266	$ 169,784,681	$ 262,315,907
Reinvestment of distributions	809,723	977,928	9,619,668	12,200,535
Shares redeemed	(7,273,853)	(10,377,196)	(82,743,749)	(128,191,139)
Net increase (decrease)	8,454,195	11,772,998	$ 96,660,600	$ 146,325,303
Class T
Shares sold	3,853,588	9,009,530	$ 44,116,902	$ 110,976,658
Reinvestment of distributions	453,993	619,841	5,375,279	7,710,014
Shares redeemed	(3,529,825)	(7,066,194)	(40,176,403)	(87,124,252)
Net increase (decrease)	777,756	2,563,177	$ 9,315,778	$ 31,562,420
Class B
Shares sold	180,470	531,540	$ 2,064,875	$ 6,513,051
Reinvestment of distributions	62,027	81,330	732,541	1,009,856
Shares redeemed	(314,507)	(551,595)	(3,528,348)	(6,803,579)
Net increase (decrease)	(72,010)	61,275	$ (730,932)	$ 719,328
Class C
Shares sold	721,897	1,941,907	$ 8,162,503	$ 23,880,546
Reinvestment of distributions	104,463	125,362	1,229,533	1,552,639
Shares redeemed	(668,793)	(1,000,919)	(7,534,311)	(12,286,806)
Net increase (decrease)	157,567	1,066,350	$ 1,857,725	$ 13,146,379
Institutional Class
Shares sold	1,998,949	2,789,625	$ 23,512,767	$ 34,942,048
Reinvestment of distributions	92,789	109,553	1,106,046	1,370,855
Shares redeemed	(840,893)	(1,273,890)	(9,561,453)	(15,744,160)
Net increase (decrease)	1,250,845	1,625,288	$ 15,057,360	$ 20,568,743

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2008	Year ended March 31, 2008	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2015
Class A
Shares sold	15,620,176	30,012,366	$ 180,569,920	$ 375,290,820
Reinvestment of distributions	1,197,945	1,252,597	14,327,397	15,820,828
Shares redeemed	(8,328,007)	(11,069,498)	(95,219,912)	(138,060,728)
Net increase (decrease)	8,490,114	20,195,465	$ 99,677,405	$ 253,050,920
Class T
Shares sold	4,401,979	7,187,921	$ 50,237,667	$ 89,866,267
Reinvestment of distributions	453,376	593,664	5,413,325	7,487,851
Shares redeemed	(2,521,145)	(5,577,816)	(28,678,339)	(69,873,542)
Net increase (decrease)	2,334,210	2,203,769	$ 26,972,653	$ 27,480,576
Class B
Shares sold	390,627	952,656	$ 4,511,128	$ 11,837,765
Reinvestment of distributions	88,197	107,501	1,049,566	1,351,705
Shares redeemed	(398,604)	(715,996)	(4,513,918)	(8,904,180)
Net increase (decrease)	80,220	344,161	$ 1,046,776	$ 4,285,290
Class C
Shares sold	872,403	1,762,544	$ 9,943,483	$ 21,931,918
Reinvestment of distributions	126,847	147,692	1,506,946	1,855,516
Shares redeemed	(678,420)	(938,455)	(7,633,389)	(11,655,229)
Net increase (decrease)	320,830	971,781	$ 3,817,040	$ 12,132,205
Institutional Class
Shares sold	3,615,966	4,107,174	$ 42,580,090	$ 52,023,759
Reinvestment of distributions	165,726	177,571	1,992,026	2,253,324
Shares redeemed	(1,152,533)	(1,687,314)	(13,155,106)	(21,403,007)
Net increase (decrease)	2,629,159	2,597,431	$ 31,417,010	$ 32,874,076
Advisor Freedom 2020
Class A
Shares sold	19,868,482	38,566,894	$ 245,279,676	$ 525,160,644
Reinvestment of distributions	2,152,987	1,874,481	27,708,934	25,889,867
Shares redeemed	(10,713,442)	(14,579,291)	(131,214,647)	(197,670,315)
Net increase (decrease)	11,308,027	25,862,084	$ 141,773,963	$ 353,380,196
Class T
Shares sold	7,098,638	15,080,905	$ 87,711,820	$ 205,467,830
Reinvestment of distributions	1,183,377	1,251,431	15,218,231	17,269,011
Shares redeemed	(6,032,500)	(12,338,940)	(73,616,452)	(168,368,029)
Net increase (decrease)	2,249,515	3,993,396	$ 29,313,599	$ 54,368,812
Class B
Shares sold	646,958	1,397,786	$ 7,996,654	$ 18,987,125
Reinvestment of distributions	214,370	206,609	2,746,093	2,841,914
Shares redeemed	(724,116)	(979,173)	(8,776,844)	(13,271,484)
Net increase (decrease)	137,212	625,222	$ 1,965,903	$ 8,557,555
Class C
Shares sold	1,453,635	2,950,874	$ 17,922,451	$ 40,072,501
Reinvestment of distributions	208,267	193,944	2,663,731	2,664,764
Shares redeemed	(1,112,344)	(1,961,725)	(13,459,723)	(26,617,780)
Net increase (decrease)	549,558	1,183,093	$ 7,126,459	$ 16,119,485
Institutional Class
Shares sold	4,235,614	5,531,638	$ 53,696,797	$ 76,296,447
Reinvestment of distributions	244,565	196,081	3,162,229	2,719,400
Shares redeemed	(1,266,258)	(1,698,087)	(15,428,140)	(23,097,020)
Net increase (decrease)	3,213,921	4,029,632	$ 41,430,886	$ 55,918,827

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2008	Year ended March 31, 2008	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2025
Class A
Shares sold	15,568,945	31,444,214	$ 184,405,878	$ 413,397,979
Reinvestment of distributions	1,502,070	1,193,033	18,670,659	15,943,550
Shares redeemed	(6,520,124)	(10,605,763)	(76,436,588)	(138,593,485)
Net increase (decrease)	10,550,891	22,031,484	$ 126,639,949	$ 290,748,044
Class T
Shares sold	3,681,038	7,320,665	$ 43,718,027	$ 96,719,142
Reinvestment of distributions	449,043	451,032	5,595,082	6,039,311
Shares redeemed	(2,279,312)	(5,426,572)	(26,850,195)	(71,792,696)
Net increase (decrease)	1,850,769	2,345,125	$ 22,462,914	$ 30,965,757
Class B
Shares sold	425,879	1,032,697	$ 5,066,772	$ 13,514,621
Reinvestment of distributions	106,673	94,056	1,317,413	1,250,009
Shares redeemed	(287,114)	(523,284)	(3,352,557)	(6,862,113)
Net increase (decrease)	245,438	603,469	$ 3,031,628	$ 7,902,517
Class C
Shares sold	690,998	1,232,948	$ 8,039,384	$ 16,188,203
Reinvestment of distributions	96,169	81,325	1,186,721	1,080,397
Shares redeemed	(264,682)	(519,398)	(3,077,130)	(6,755,133)
Net increase (decrease)	522,485	794,875	$ 6,148,975	$ 10,513,467
Institutional Class
Shares sold	4,082,675	4,059,864	$ 50,249,062	$ 54,260,664
Reinvestment of distributions	157,488	99,805	1,968,604	1,339,601
Shares redeemed	(1,375,992)	(942,331)	(15,955,862)	(12,524,147)
Net increase (decrease)	2,864,171	3,217,338	$ 36,261,804	$ 43,076,118
Advisor Freedom 2030
Class A
Shares sold	15,130,662	31,843,152	$ 193,608,806	$ 459,602,140
Reinvestment of distributions	1,838,119	1,221,831	24,759,548	17,967,778
Shares redeemed	(7,334,532)	(9,968,940)	(93,221,249)	(142,503,129)
Net increase (decrease)	9,634,249	23,096,043	$ 125,147,105	$ 335,066,789
Class T
Shares sold	5,511,642	11,245,298	$ 70,290,885	$ 162,101,126
Reinvestment of distributions	845,243	752,594	11,351,607	11,039,870
Shares redeemed	(3,694,761)	(9,323,237)	(46,971,838)	(135,908,919)
Net increase (decrease)	2,662,124	2,674,655	$ 34,670,654	$ 37,232,077
Class B
Shares sold	454,056	1,094,290	$ 5,828,182	$ 15,718,712
Reinvestment of distributions	161,350	130,528	2,157,255	1,905,487
Shares redeemed	(405,382)	(658,615)	(5,122,916)	(9,302,781)
Net increase (decrease)	210,024	566,203	$ 2,862,521	$ 8,321,418
Class C
Shares sold	732,364	1,428,374	$ 9,274,574	$ 20,470,871
Reinvestment of distributions	152,616	119,323	2,037,427	1,741,917
Shares redeemed	(414,506)	(925,108)	(5,170,665)	(13,146,909)
Net increase (decrease)	470,474	622,589	$ 6,141,336	$ 9,065,879
Institutional Class
Shares sold	2,984,739	4,311,519	$ 39,460,464	$ 62,949,526
Reinvestment of distributions	204,917	122,302	2,770,481	1,804,784
Shares redeemed	(861,506)	(998,614)	(10,944,330)	(14,596,036)
Net increase (decrease)	2,328,150	3,435,207	$ 31,286,615	$ 50,158,274

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2008	Year ended March 31, 2008	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2035
Class A
Shares sold	9,770,574	21,196,181	$ 117,423,241	$ 288,304,008
Reinvestment of distributions	966,645	582,502	12,315,138	8,092,022
Shares redeemed	(3,927,242)	(5,766,443)	(47,082,276)	(77,817,751)
Net increase (decrease)	6,809,977	16,012,240	$ 82,656,103	$ 218,578,279
Class T
Shares sold	2,270,238	4,490,317	$ 27,282,714	$ 61,032,845
Reinvestment of distributions	280,878	230,541	3,564,338	3,188,274
Shares redeemed	(1,195,925)	(3,046,746)	(14,387,801)	(41,592,325)
Net increase (decrease)	1,355,191	1,674,112	$ 16,459,251	$ 22,628,794
Class B
Shares sold	289,921	727,943	$ 3,482,106	$ 9,848,745
Reinvestment of distributions	76,679	55,321	965,387	760,291
Shares redeemed	(180,289)	(268,514)	(2,129,350)	(3,598,845)
Net increase (decrease)	186,311	514,750	$ 2,318,143	$ 7,010,191
Class C
Shares sold	368,933	744,599	$ 4,422,744	$ 10,054,795
Reinvestment of distributions	62,032	43,460	781,602	597,725
Shares redeemed	(179,462)	(349,529)	(2,140,719)	(4,698,348)
Net increase (decrease)	251,503	438,530	$ 3,063,627	$ 5,954,172
Institutional Class
Shares sold	2,210,484	2,734,548	$ 27,684,240	$ 37,807,044
Reinvestment of distributions	102,585	53,535	1,311,040	746,046
Shares redeemed	(567,034)	(543,000)	(6,731,560)	(7,395,551)
Net increase (decrease)	1,746,035	2,245,083	$ 22,263,720	$ 31,157,539
Advisor Freedom 2040
Class A
Shares sold	8,941,970	19,155,475	$ 116,276,493	$ 285,070,394
Reinvestment of distributions	1,305,173	880,790	17,959,176	13,339,232
Shares redeemed	(4,992,730)	(6,437,466)	(64,739,072)	(95,274,858)
Net increase (decrease)	5,254,413	13,598,799	$ 69,496,597	$ 203,134,768
Class T
Shares sold	4,311,180	8,339,567	$ 56,080,389	$ 123,585,235
Reinvestment of distributions	719,828	596,272	9,876,041	9,006,999
Shares redeemed	(3,001,084)	(6,451,723)	(38,956,814)	(96,064,959)
Net increase (decrease)	2,029,924	2,484,116	$ 26,999,616	$ 36,527,275
Class B
Shares sold	356,309	1,033,232	$ 4,642,688	$ 15,187,232
Reinvestment of distributions	147,562	108,535	2,008,317	1,628,020
Shares redeemed	(364,573)	(528,583)	(4,656,212)	(7,760,981)
Net increase (decrease)	139,298	613,184	$ 1,994,793	$ 9,054,271
Class C
Shares sold	598,231	1,171,341	$ 7,721,757	$ 17,304,375
Reinvestment of distributions	155,910	118,241	2,120,380	1,773,152
Shares redeemed	(383,058)	(943,498)	(4,879,458)	(13,863,706)
Net increase (decrease)	371,083	346,084	$ 4,962,679	$ 5,213,821
Institutional Class
Shares sold	1,792,029	2,783,889	$ 23,913,616	$ 41,634,833
Reinvestment of distributions	142,987	84,901	1,974,648	1,289,408
Shares redeemed	(611,758)	(761,479)	(8,002,669)	(11,355,666)
Net increase (decrease)	1,323,258	2,107,311	$ 17,885,595	$ 31,568,575

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2008	Year ended March 31, 2008	Six months ended September 30, 2008	Year ended March 31, 2008
Advisor Freedom 2045
Class A
Shares sold	3,843,961	5,976,822	$ 38,460,294	$ 67,538,170
Reinvestment of distributions	152,313	66,457	1,631,268	771,955
Shares redeemed	(952,927)	(1,235,991)	(9,465,453)	(13,806,904)
Net increase (decrease)	3,043,347	4,807,288	$ 30,626,109	$ 54,503,221
Class T
Shares sold	881,294	1,134,327	$ 8,816,734	$ 12,786,797
Reinvestment of distributions	29,145	13,886	311,558	161,155
Shares redeemed	(302,461)	(317,499)	(3,025,598)	(3,582,304)
Net increase (decrease)	607,978	830,714	$ 6,102,694	$ 9,365,648
Class B
Shares sold	114,759	197,272	$ 1,169,592	$ 2,237,639
Reinvestment of distributions	6,078	2,563	64,789	29,677
Shares redeemed	(24,713)	(30,565)	(248,762)	(338,933)
Net increase (decrease)	96,124	169,270	$ 985,619	$ 1,928,383
Class C
Shares sold	115,294	215,629	$ 1,168,761	$ 2,436,801
Reinvestment of distributions	6,054	2,506	64,477	28,989
Shares redeemed	(25,975)	(42,119)	(259,876)	(465,838)
Net increase (decrease)	95,373	176,016	$ 973,362	$ 1,999,952
Institutional Class
Shares sold	705,312	707,070	$ 7,334,290	$ 8,153,318
Reinvestment of distributions	16,955	9,019	182,101	105,051
Shares redeemed	(184,652)	(136,245)	(1,889,741)	(1,544,477)
Net increase (decrease)	537,615	579,844	$ 5,626,650	$ 6,713,892
Advisor Freedom 2050
Class A
Shares sold	2,153,091	5,070,025	$ 21,477,517	$ 57,527,193
Reinvestment of distributions	148,158	71,419	1,574,919	828,089
Shares redeemed	(1,033,049)	(959,527)	(10,213,020)	(10,623,621)
Net increase (decrease)	1,268,200	4,181,917	$ 12,839,416	$ 47,731,661
Class T
Shares sold	1,145,311	1,657,861	$ 11,446,449	$ 18,728,257
Reinvestment of distributions	42,501	17,173	450,930	198,763
Shares redeemed	(285,951)	(523,844)	(2,827,146)	(5,932,648)
Net increase (decrease)	901,861	1,151,190	$ 9,070,233	$ 12,994,372
Class B
Shares sold	134,005	258,344	$ 1,347,390	$ 2,916,138
Reinvestment of distributions	9,101	3,848	96,197	44,456
Shares redeemed	(29,235)	(36,465)	(281,232)	(402,811)
Net increase (decrease)	113,871	225,727	$ 1,162,355	$ 2,557,783
Class C
Shares sold	197,152	525,005	$ 1,956,925	$ 5,945,473
Reinvestment of distributions	13,436	5,664	141,883	65,337
Shares redeemed	(36,852)	(143,070)	(360,614)	(1,603,259)
Net increase (decrease)	173,736	387,599	$ 1,738,194	$ 4,407,551
Institutional Class
Shares sold	615,623	808,048	$ 6,296,826	$ 9,192,394
Reinvestment of distributions	19,341	8,828	205,984	102,543
Shares redeemed	(148,766)	(240,435)	(1,501,429)	(2,729,116)
Net increase (decrease)	486,198	576,441	$ 5,001,381	$ 6,565,821

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination to renew the Advisory Contracts, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index over multiple periods, as available. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Advisor Freedom 2005 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2025 Fund and Advisor Freedom 2035 Fund, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

Semiannual Report

For Advisor Freedom 2010 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund, because each fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the total returns of Institutional Class (Class I) and Class C of the fund and the total return of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, (for each fund other than Advisor Freedom Income Fund) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

Advisor Freedom 2005 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2010 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2015 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Advisor Freedom 2020 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2025 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2030 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2035 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Advisor Freedom 2040 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2045 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2050 Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Advisor Freedom Income Fund

The Board stated that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Advisor Freedom 2010 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2015 Fund

Advisor Freedom 2020 Fund

Semiannual Report

Advisor Freedom 2025 Fund

Advisor Freedom 2030 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2035 Fund

Advisor Freedom 2040 Fund

Semiannual Report

Advisor Freedom 2045 Fund

Advisor Freedom 2050 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that, for Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

The Board noted that, for Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, the management fees shown in prior years reflect each fund's previous all-inclusive management fee. For a more meaningful comparison of management fees, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from a fund's all-inclusive fee. In this regard, the Board realizes that net management fees may have varied from year to year because of differences in non-management expenses, and that non-management expenses may have exceeded a fund's all-inclusive fee and resulted in a negative net management fee.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expenses of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2007, and the total expenses of Class T of each fund ranked equal to its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Mellon Bank

Pittsburgh, PA

AFFI-USAN-1108
1.792159.105

Fidelity Freedom Funds ® -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

September 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Freedom Income	7 8 9	Investment Changes Investments Financial Statements
Freedom 2000	11 12 13	Investment Changes Investments Financial Statements
Freedom 2005	15 16 17	Investment Changes Investments Financial Statements
Freedom 2010	19 20 21	Investment Changes Investments Financial Statements
Freedom 2015	23 24 25	Investment Changes Investments Financial Statements
Freedom 2020	27 28 29	Investment Changes Investments Financial Statements
Freedom 2025	31 32 33	Investment Changes Investments Financial Statements
Freedom 2030	35 36 37	Investment Changes Investments Financial Statements
Freedom 2035	39 40 41	Investment Changes Investments Financial Statements
Freedom 2040	43 44 45	Investment Changes Investments Financial Statements
Freedom 2045	47 48 49	Investment Changes Investments Financial Statements
Freedom 2050	51 52 53	Investment Changes Investments Financial Statements
Notes	55	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	59

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Freedom Income	0.00%
Actual		$ 1,000.00	$ 964.00	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2000	0.00%
Actual		$ 1,000.00	$ 958.90	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2005	0.00%
Actual		$ 1,000.00	$ 920.90	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2010	0.00%
Actual		$ 1,000.00	$ 916.20	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2015	0.00%
Actual		$ 1,000.00	$ 911.10	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2020	0.00%
Actual		$ 1,000.00	$ 894.30	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2025	0.00%
Actual		$ 1,000.00	$ 890.30	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Freedom 2030	0.00%
Actual		$ 1,000.00	$ 878.60	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2035	0.00%
Actual		$ 1,000.00	$ 875.80	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2040	0.00%
Actual		$ 1,000.00	$ 873.30	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2045	0.00%
Actual		$ 1,000.00	$ 870.50	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2050	0.00%
Actual		$ 1,000.00	$ 863.70	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.0	3.6
Fidelity Blue Chip Growth Fund	0.9	1.0
Fidelity Disciplined Equity Fund	3.8	4.2
Fidelity Equity-Income Fund	3.7	3.9
Fidelity Growth Company Fund	2.5	2.5
Fidelity Mid-Cap Stock Fund	1.1	1.3
Fidelity OTC Portfolio	0.2	0.3
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Opportunities Fund	0.6	0.6
Fidelity Small Cap Value Fund	0.3	0.3
Fidelity Value Fund	2.2	2.2
	18.6	20.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity High Income Fund	2.4	2.5
	4.8	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	10.1	8.1
Fidelity Intermediate Bond Fund	5.1	5.7
Fidelity Investment Grade Bond Fund	8.6	9.7
Fidelity Strategic Real Return Fund	6.8	7.1
Fidelity Total Bond Fund	5.0	4.4
	35.6	35.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	20.8	20.2
Fidelity Short-Term Bond Fund	20.2	19.7
	41.0	39.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	18.6%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	41.0%

Six months ago
Domestic Equity Funds	20.2%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	35.0%
Short-Term Funds	39.9%

Expected
Domestic Equity Funds	20.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 18.6%
	Shares	Value
Domestic Equity Funds - 18.6%
Fidelity 100 Index Fund	8,743,696	$ 74,933,471
Fidelity Blue Chip Growth Fund	655,654	23,033,134
Fidelity Disciplined Equity Fund	4,072,299	93,907,216
Fidelity Equity-Income Fund	2,279,292	93,131,886
Fidelity Growth Company Fund	962,196	61,647,872
Fidelity Mid-Cap Stock Fund	1,225,291	26,135,453
Fidelity OTC Portfolio (a)	138,775	5,156,890
Fidelity Small Cap Growth Fund	571,215	6,854,576
Fidelity Small Cap Opportunities Fund	1,946,853	14,581,927
Fidelity Small Cap Value Fund	640,631	7,738,826
Fidelity Value Fund	950,188	55,795,019
TOTAL EQUITY FUNDS (Cost $512,819,410)		462,916,270
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	7,893,477	57,780,252
Fidelity High Income Fund	7,895,374	60,004,841
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,785,093

	Shares	Value
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	24,248,747	$ 251,944,477
Fidelity Intermediate Bond Fund	13,395,943	127,261,461
Fidelity Investment Grade Bond Fund	32,132,805	214,647,139
Fidelity Strategic Real Return Fund	18,051,305	169,321,243
Fidelity Total Bond Fund	12,631,236	122,649,305
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		885,823,625
TOTAL FIXED-INCOME FUNDS (Cost $1,065,167,875)		1,003,608,718
Short-Term Funds - 41.0%

Fidelity Institutional Money Market Portfolio Institutional Class	517,381,687	517,381,687
Fidelity Short-Term Bond Fund	61,180,857	503,518,453
TOTAL SHORT-TERM FUNDS (Cost $1,056,063,090)		1,020,900,140
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,634,050,375)		$ 2,487,425,128
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,487,425,128	$ 2,487,425,128	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $2,634,050,375) - See accompanying schedule		$ 2,487,425,128
Cash		42
Receivable for investments sold		15,825,659
Receivable for fund shares sold		11,624,735
Total assets		2,514,875,564

Liabilities
Payable for investments purchased	$ 213,230
Payable for fund shares redeemed	27,238,183
Total liabilities		27,451,413

Net Assets		$ 2,487,424,151
Net Assets consist of:
Paid in capital		$ 2,630,027,535
Undistributed net investment income		6,851,386
Accumulated undistributed net realized gain (loss) on investments		(2,829,523)
Net unrealized appreciation (depreciation) on investments		(146,625,247)
Net Assets, for 236,599,711 shares outstanding		$ 2,487,424,151
Net Asset Value, offering price and redemption price per share ($2,487,424,151 ÷ 236,599,711 shares)		$ 10.51

Statement of Operations

Six months ended September 30, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 41,867,315
Interest		4
Total income		41,867,319

Expenses
Independent trustees' compensation	$ 5,307
Total expenses before reductions	5,307
Expense reductions	(5,307)	-
Net investment income (loss)		41,867,319
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,191,504)
Capital gain distributions from underlying funds	2,544,514	(1,646,990)
Change in net unrealized appreciation (depreciation) on underlying funds		(134,217,602)
Net gain (loss)		(135,864,592)
Net increase (decrease) in net assets resulting from operations		$ (93,997,273)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,867,319	$ 100,864,881
Net realized gain (loss)	(1,646,990)	42,210,494
Change in net unrealized appreciation (depreciation)	(134,217,602)	(108,292,381)
Net increase (decrease) in net assets resulting from operations	(93,997,273)	34,782,994
Distributions to shareholders from net investment income	(44,051,316)	(100,493,066)
Distributions to shareholders from net realized gain	(22,834,180)	(36,169,480)
Total distributions	(66,885,496)	(136,662,546)
Share transactions Proceeds from sales of shares	520,771,869	1,126,940,843
Reinvestment of distributions	66,148,263	135,207,956
Cost of shares redeemed	(461,789,133)	(1,013,370,607)
Net increase (decrease) in net assets resulting from share transactions	125,130,999	248,778,192
Total increase (decrease) in net assets	(35,751,770)	146,898,640

Net Assets
Beginning of period	2,523,175,921	2,376,277,281
End of period (including undistributed net investment income of $6,851,386 and undistributed net investment income of $9,035,383, respectively)	$ 2,487,424,151	$ 2,523,175,921
Other Information Shares
Sold	47,301,598	97,663,304
Issued in reinvestment of distributions	5,955,064	11,693,139
Redeemed	(42,069,290)	(87,782,371)
Net increase (decrease)	11,187,372	21,574,072

Financial Highlights

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 11.66	$ 11.49	$ 11.20	$ 11.24	$ 10.59
Income from Investment Operations
Net investment income (loss) D	.18	.47	.44	.35	.22	.18
Net realized and unrealized gain (loss)	(.57)	(.30)	.29	.28	(.01)	.75
Total from investment operations	(.39)	.17	.73	.63	.21	.93
Distributions from net investment income	(.19)	(.47)	(.44)	(.31)	(.23)	(.22)
Distributions from net realized gain	(.10)	(.17)	(.12)	(.03)	(.02)	(.06)
Total distributions	(.29)	(.64)	(.56)	(.34)	(.25)	(.28)
Net asset value, end of period	$ 10.51	$ 11.19	$ 11.66	$ 11.49	$ 11.20	$ 11.24
Total Return B,C	(3.60)%	1.41%	6.54%	5.71%	1.86%	8.87%
Ratios to Average Net Assets E,F
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.08%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.08%	.08%
Net investment income (loss)	3.25% A	4.06%	3.81%	3.07%	1.97%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,487,424	$ 2,523,176	$ 2,376,277	$ 2,132,031	$ 1,944,903	$ 1,753,286
Portfolio turnover rate	7% A	33%	26%	18%	7%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.7	4.2
Fidelity Blue Chip Growth Fund	1.1	1.1
Fidelity Disciplined Equity Fund	4.5	5.0
Fidelity Equity-Income Fund	4.5	4.6
Fidelity Growth Company Fund	3.0	3.0
Fidelity Mid-Cap Stock Fund	1.3	1.8
Fidelity OTC Portfolio	0.2	0.3
Fidelity Small Cap Growth Fund	0.3	0.4
Fidelity Small Cap Opportunities Fund	0.7	0.7
Fidelity Small Cap Value Fund	0.4	0.4
Fidelity Value Fund	2.7	2.8
	22.4	24.3
International Equity Funds
Fidelity Diversified International Fund	0.1	0.1
Fidelity Europe Fund	0.1	0.2
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.1	0.1
Fidelity Southeast Asia Fund	0.0*	0.0*
	0.4	0.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity High Income Fund	2.4	2.5
	4.8	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	9.3	7.4
Fidelity Intermediate Bond Fund	4.4	5.0
Fidelity Investment Grade Bond Fund	7.4	8.5
Fidelity Strategic Real Return Fund	6.2	6.4
Fidelity Total Bond Fund	4.7	4.3
	32.0	31.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	20.4	19.6
Fidelity Short-Term Bond Fund	20.0	19.1
	40.4	38.7
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	22.4%
International Equity Funds	0.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	32.0%
Short-Term Funds	40.4%

Six months ago
Domestic Equity Funds	24.3%
International Equity Funds	0.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	31.6%
Short-Term Funds	38.7%

Expected
Domestic Equity Funds	22.7%
International Equity Funds	0.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	32.6%
Short-Term Funds	39.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 22.8%
	Shares	Value
Domestic Equity Funds - 22.4%
Fidelity 100 Index Fund	7,190,078	$ 61,618,964
Fidelity Blue Chip Growth Fund	517,407	18,176,505
Fidelity Disciplined Equity Fund	3,257,056	75,107,719
Fidelity Equity-Income Fund	1,831,917	74,852,144
Fidelity Growth Company Fund	782,499	50,134,727
Fidelity Mid-Cap Stock Fund	1,037,055	22,120,392
Fidelity OTC Portfolio (a)	109,079	4,053,362
Fidelity Small Cap Growth Fund	473,555	5,682,661
Fidelity Small Cap Opportunities Fund	1,619,198	12,127,790
Fidelity Small Cap Value Fund	543,310	6,563,186
Fidelity Value Fund	769,620	45,192,108
TOTAL DOMESTIC EQUITY FUNDS		375,629,558
International Equity Funds - 0.4%
Fidelity Diversified International Fund	63,429	1,809,627
Fidelity Europe Fund	67,849	1,982,544
Fidelity Japan Fund	79,311	862,908
Fidelity Overseas Fund	51,149	1,668,977
Fidelity Southeast Asia Fund	11,703	276,314
TOTAL INTERNATIONAL EQUITY FUNDS		6,600,370
TOTAL EQUITY FUNDS (Cost $423,979,097)		382,229,928
Fixed-Income Funds - 36.8%
	Shares	Value
High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	5,426,902	$ 39,724,922
Fidelity High Income Fund	5,405,380	41,080,885
TOTAL HIGH YIELD FIXED-INCOME FUNDS		80,805,807
Investment Grade Fixed-Income Funds - 32.0%
Fidelity Government Income Fund	14,983,111	155,674,521
Fidelity Intermediate Bond Fund	7,781,517	73,924,412
Fidelity Investment Grade Bond Fund	18,561,730	123,992,356
Fidelity Strategic Real Return Fund	11,202,645	105,080,810
Fidelity Total Bond Fund	8,080,919	78,465,727
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		537,137,826
TOTAL FIXED-INCOME FUNDS (Cost $649,709,624)		617,943,633
Short-Term Funds - 40.4%

Fidelity Institutional Money Market Portfolio Institutional Class	341,493,281	341,493,281
Fidelity Short-Term Bond Fund	40,781,610	335,632,651
TOTAL SHORT-TERM FUNDS (Cost $700,375,840)		677,125,932
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,774,064,561)		$ 1,677,299,493
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,677,299,493	$ 1,677,299,493	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $1,774,064,561) - See accompanying schedule		$ 1,677,299,493
Cash		5
Receivable for investments sold		4,310,349
Receivable for fund shares sold		8,721,447
Total assets		1,690,331,294

Liabilities
Payable for investments purchased	$ 176,705
Payable for fund shares redeemed	12,766,460
Total liabilities		12,943,165

Net Assets		$ 1,677,388,129
Net Assets consist of:
Paid in capital		$ 1,750,956,262
Undistributed net investment income		25,770,185
Accumulated undistributed net realized gain (loss) on investments		(2,573,250)
Net unrealized appreciation (depreciation) on investments		(96,765,068)
Net Assets, for 147,937,748 shares outstanding		$ 1,677,388,129
Net Asset Value, offering price and redemption price per share ($1,677,388,129 ÷ 147,937,748 shares)		$ 11.34

Statement of Operations

Six months ended September 30, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 27,257,190

Expenses
Independent trustees' compensation	$ 3,681
Total expenses before reductions	3,681
Expense reductions	(3,681)	-
Net investment income (loss)		27,257,190
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,817,721)
Capital gain distributions from underlying funds	1,727,829	(2,089,892)
Change in net unrealized appreciation (depreciation) on underlying funds		(96,567,583)
Net gain (loss)		(98,657,475)
Net increase (decrease) in net assets resulting from operations		$ (71,400,285)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,257,190	$ 66,729,477
Net realized gain (loss)	(2,089,892)	43,140,445
Change in net unrealized appreciation (depreciation)	(96,567,583)	(88,673,223)
Net increase (decrease) in net assets resulting from operations	(71,400,285)	21,196,699
Distributions to shareholders from net investment income	(14,769,312)	(66,254,619)
Distributions to shareholders from net realized gain	(23,631,007)	(36,928,125)
Total distributions	(38,400,319)	(103,182,744)
Share transactions Proceeds from sales of shares	295,044,939	659,430,862
Reinvestment of distributions	38,233,516	102,655,686
Cost of shares redeemed	(326,892,513)	(593,675,005)
Net increase (decrease) in net assets resulting from share transactions	6,385,942	168,411,543
Total increase (decrease) in net assets	(103,414,662)	86,425,498

Net Assets
Beginning of period	1,780,802,791	1,694,377,293
End of period (including undistributed net investment income of $25,770,185 and undistributed net investment income of $13,282,307, respectively)	$ 1,677,388,129	$ 1,780,802,791
Other Information Shares
Sold	24,881,282	52,533,693
Issued in reinvestment of distributions	3,165,026	8,231,093
Redeemed	(27,545,372)	(47,195,509)
Net increase (decrease)	500,936	13,569,277

Financial Highlights

Six months ended September 30,2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.08	$ 12.66	$ 12.41	$ 12.00	$ 11.97	$ 11.01
Income from Investment Operations
Net investment income (loss) D	.18	.48	.44	.36	.24	.21
Net realized and unrealized gain (loss)	(.66)	(.31)	.38	.40	.02	.99
Total from investment operations	(.48)	.17	.82	.76	.26	1.20
Distributions from net investment income	(.10)	(.48)	(.43)	(.33)	(.23)	(.24)
Distributions from net realized gain	(.16)	(.27)	(.14)	(.02)	-	-
Total distributions	(.26)	(.75)	(.57)	(.35)	(.23)	(.24)
Net asset value, end of period	$ 11.34	$ 12.08	$ 12.66	$ 12.41	$ 12.00	$ 11.97
Total Return B,C	(4.11)%	1.23%	6.72%	6.40%	2.18%	10.97%
Ratios to Average Net Assets E,F
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.08%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.08%	.08%
Net investment income (loss)	3.08% A	3.80%	3.54%	2.98%	2.02%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,677,388	$ 1,780,803	$ 1,694,377	$ 1,601,127	$ 1,575,894	$ 1,592,068
Portfolio turnover rate	12% A	36%	34%	20%	11%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.0	6.4
Fidelity Blue Chip Growth Fund	2.0	2.0
Fidelity Disciplined Equity Fund	7.4	7.7
Fidelity Equity-Income Fund	7.4	7.1
Fidelity Growth Company Fund	4.9	4.6
Fidelity Mid-Cap Stock Fund	2.2	3.2
Fidelity OTC Portfolio	0.5	1.1
Fidelity Small Cap Growth Fund	0.6	0.5
Fidelity Small Cap Opportunities Fund	1.1	1.1
Fidelity Small Cap Value Fund	0.6	0.6
Fidelity Value Fund	4.6	4.5
	37.3	38.8
International Equity Funds
Fidelity Diversified International Fund	2.3	2.4
Fidelity Europe Fund	2.3	3.0
Fidelity Japan Fund	0.7	0.9
Fidelity Overseas Fund	2.2	2.4
Fidelity Southeast Asia Fund	0.3	0.4
	7.8	9.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity High Income Fund	2.5	2.5
	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	9.7	7.7
Fidelity Intermediate Bond Fund	4.6	5.1
Fidelity Investment Grade Bond Fund	8.0	8.8
Fidelity Strategic Real Return Fund	6.8	7.0
Fidelity Total Bond Fund	6.0	5.9
	35.1	34.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.4	6.1
Fidelity Short-Term Bond Fund	7.4	6.5
	14.8	12.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	37.3%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	14.8%

Six months ago
Domestic Equity Funds	38.8%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.5%
Short-Term Funds	12.6%

Expected
Domestic Equity Funds	38.1%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	33.2%
Short-Term Funds	15.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Freedom 2005 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.1%
	Shares	Value
Domestic Equity Funds - 37.3%
Fidelity 100 Index Fund	6,895,881	$ 59,097,702
Fidelity Blue Chip Growth Fund	547,738	19,242,019
Fidelity Disciplined Equity Fund	3,160,301	72,876,537
Fidelity Equity-Income Fund	1,791,281	73,191,725
Fidelity Growth Company Fund	759,074	48,633,874
Fidelity Mid-Cap Stock Fund	1,020,700	21,771,525
Fidelity OTC Portfolio (a)	126,804	4,712,043
Fidelity Small Cap Growth Fund	452,249	5,426,982
Fidelity Small Cap Opportunities Fund	1,436,461	10,759,093
Fidelity Small Cap Value Fund	517,708	6,253,912
Fidelity Value Fund	764,320	44,880,851
TOTAL DOMESTIC EQUITY FUNDS		366,846,263
International Equity Funds - 7.8%
Fidelity Diversified International Fund	782,155	22,314,894
Fidelity Europe Fund	781,714	22,841,687
Fidelity Japan Fund	646,397	7,032,800
Fidelity Overseas Fund	662,381	21,613,486
Fidelity Southeast Asia Fund	119,699	2,826,103
TOTAL INTERNATIONAL EQUITY FUNDS		76,628,970
TOTAL EQUITY FUNDS (Cost $544,141,629)		443,475,233
Fixed-Income Funds - 40.1%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	3,308,172	$ 24,215,819
Fidelity High Income Fund	3,300,109	25,080,828
TOTAL HIGH YIELD FIXED-INCOME FUNDS		49,296,647
Investment Grade Fixed-Income Funds - 35.1%
Fidelity Government Income Fund	9,141,761	94,982,893
Fidelity Intermediate Bond Fund	4,768,363	45,299,447
Fidelity Investment Grade Bond Fund	11,761,113	78,564,232
Fidelity Strategic Real Return Fund	7,182,287	67,369,854
Fidelity Total Bond Fund	6,094,865	59,181,137
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		345,397,563
TOTAL FIXED-INCOME FUNDS (Cost $422,175,066)		394,694,210
Short-Term Funds - 14.8%

Fidelity Institutional Money Market Portfolio Institutional Class	72,436,072	72,436,072
Fidelity Short-Term Bond Fund	8,870,665	73,005,576
TOTAL SHORT-TERM FUNDS (Cost $150,085,908)		145,441,648
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,116,402,603)		$ 983,611,091
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 983,611,091	$ 983,611,091	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,116,402,603) - See accompanying schedule		$ 983,611,091
Cash		6
Receivable for investments sold		2,964,228
Receivable for fund shares sold		2,760,943
Total assets		989,336,268

Liabilities
Payable for investments purchased	$ 198,726
Payable for fund shares redeemed	5,526,485
Total liabilities		5,725,211

Net Assets		$ 983,611,057
Net Assets consist of:
Paid in capital		$ 1,105,994,410
Undistributed net investment income		13,076,616
Accumulated undistributed net realized gain (loss) on investments		(2,668,457)
Net unrealized appreciation (depreciation) on investments		(132,791,512)
Net Assets, for 97,818,243 shares outstanding		$ 983,611,057
Net Asset Value, offering price and redemption price per share ($983,611,057 ÷ 97,818,243 shares)		$ 10.06

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,896,135

Expenses
Independent trustees' compensation	$ 2,218
Total expenses before reductions	2,218
Expense reduction	(2,218)	-
Net investment income (loss)		12,896,135
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,635,372)
Capital gain distributions from underlying funds	1,394,194	(2,241,178)
Change in net unrealized appreciation (depreciation) on underlying funds		(97,010,673)
Net gain (loss)		(99,251,851)
Net increase (decrease) in net assets resulting from operations		$ (86,355,716)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,896,135	$ 29,238,980
Net realized gain (loss)	(2,241,178)	32,637,234
Change in net unrealized appreciation (depreciation)	(97,010,673)	(69,852,937)
Net increase (decrease) in net assets resulting from operations	(86,355,716)	(7,976,723)
Distributions to shareholders from net investment income	(5,697,203)	(27,518,399)
Distributions to shareholders from net realized gain	(20,414,895)	(27,410,356)
Total distributions	(26,112,098)	(54,928,755)
Share transactions Proceeds from sales of shares	209,431,775	591,090,786
Reinvestment of distributions	25,987,257	54,688,680
Cost of shares redeemed	(191,043,132)	(398,488,544)
Net increase (decrease) in net assets resulting from share transactions	44,375,900	247,290,922
Total increase (decrease) in net assets	(68,091,914)	184,385,444

Net Assets
Beginning of period	1,051,702,971	867,317,527
End of period (including undistributed net investment income of $13,076,616 and undistributed net investment income of $5,877,684, respectively)	$ 983,611,057	$ 1,051,702,971
Other Information Shares
Sold	19,070,668	49,764,623
Issued in reinvestment of distributions	2,295,694	4,605,980
Redeemed	(17,509,393)	(33,684,559)
Net increase (decrease)	3,856,969	20,686,044

Financial Highlights

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 11.84	$ 11.44	$ 10.67	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.35	.31	.28	.23	.08
Net realized and unrealized gain (loss)	(.98)	(.34)	.62	.78	.13	.44
Total from investment operations	(.85)	.01	.93	1.06	.36	.52
Distributions from net investment income	(.06)	(.32)	(.29)	(.21)	(.16)	(.04)
Distributions from net realized gain	(.22)	(.34)	(.24)	(.08)	(.01)	-
Total distributions	(.28)	(.66)	(.53)	(.29)	(.17)	(.04)
Net asset value, end of period	$ 10.06	$ 11.19	$ 11.84	$ 11.44	$ 10.67	$ 10.48
Total Return B, C	(7.91)%	(.17)%	8.27%	10.05%	3.44%	5.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.41% A	2.94%	2.70%	2.55%	2.18%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 983,611	$ 1,051,703	$ 867,318	$ 530,216	$ 228,244	$ 36,483
Portfolio turnover rate	12% A	31%	12%	4%	7%	22% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.6	7.5
Fidelity Blue Chip Growth Fund	1.8	1.7
Fidelity Disciplined Equity Fund	7.8	7.9
Fidelity Equity-Income Fund	7.7	7.3
Fidelity Growth Company Fund	5.1	4.7
Fidelity Mid-Cap Stock Fund	2.4	3.3
Fidelity OTC Portfolio	0.6	1.0
Fidelity Small Cap Growth Fund	0.6	0.5
Fidelity Small Cap Opportunities Fund	1.1	1.0
Fidelity Small Cap Value Fund	0.6	0.5
Fidelity Value Fund	4.6	4.3
	38.9	39.7
International Equity Funds
Fidelity Diversified International Fund	2.5	2.6
Fidelity Europe Fund	2.7	3.4
Fidelity Japan Fund	0.8	0.9
Fidelity Overseas Fund	2.4	2.6
Fidelity Southeast Asia Fund	0.3	0.4
	8.7	9.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity High Income Fund	2.6	2.6
	5.1	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	9.1	7.6
Fidelity Intermediate Bond Fund	5.0	5.3
Fidelity Investment Grade Bond Fund	8.9	9.4
Fidelity Strategic Real Return Fund	7.1	7.3
Fidelity Total Bond Fund	6.0	5.5
	36.1	35.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.6	5.1
Fidelity Short-Term Bond Fund	5.6	5.1
	11.2	10.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.9%
International Equity Funds	8.7%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	36.1%
Short-Term Funds	11.2%

Six months ago
Domestic Equity Funds	39.7%
International Equity Funds	9.9%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	10.2%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.7%
Short-Term Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.6%
	Shares	Value
Domestic Equity Funds - 38.9%
Fidelity 100 Index Fund	96,483,579	$ 826,864,273
Fidelity Blue Chip Growth Fund	6,510,975	228,730,545
Fidelity Disciplined Equity Fund	42,384,438	977,385,130
Fidelity Equity-Income Fund	23,558,829	962,613,770
Fidelity Growth Company Fund	9,979,626	639,394,659
Fidelity Mid-Cap Stock Fund	13,681,407	291,824,407
Fidelity OTC Portfolio (a)	1,889,353	70,208,367
Fidelity Small Cap Growth Fund	5,732,651	68,791,809
Fidelity Small Cap Opportunities Fund	18,186,279	136,215,228
Fidelity Small Cap Value Fund	6,550,496	79,129,997
Fidelity Value Fund	9,801,193	575,526,025
TOTAL DOMESTIC EQUITY FUNDS		4,856,684,210
International Equity Funds - 8.7%
Fidelity Diversified International Fund	11,021,667	314,448,160
Fidelity Europe Fund	11,611,663	339,292,784
Fidelity Japan Fund	9,072,926	98,713,432
Fidelity Overseas Fund	9,241,530	301,551,115
Fidelity Southeast Asia Fund	1,648,612	38,923,736
TOTAL INTERNATIONAL EQUITY FUNDS		1,092,929,227
TOTAL EQUITY FUNDS (Cost $6,799,473,714)		5,949,613,437
Fixed-Income Funds - 41.2%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	42,912,312	$ 314,118,126
Fidelity High Income Fund	42,968,935	326,563,907
TOTAL HIGH YIELD FIXED-INCOME FUNDS		640,682,033
Investment Grade Fixed-Income Funds - 36.1%
Fidelity Government Income Fund	109,519,997	1,137,912,766
Fidelity Intermediate Bond Fund	66,104,669	627,994,358
Fidelity Investment Grade Bond Fund	165,479,964	1,105,406,160
Fidelity Strategic Real Return Fund	93,914,558	880,918,552
Fidelity Total Bond Fund	77,425,518	751,801,781
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,504,033,617
TOTAL FIXED-INCOME FUNDS (Cost $5,432,901,102)		5,144,715,650
Short-Term Funds - 11.2%

Fidelity Institutional Money Market Portfolio Institutional Class	701,402,512	701,402,512
Fidelity Short-Term Bond Fund	84,191,796	692,898,484
TOTAL SHORT-TERM FUNDS (Cost $1,443,521,303)		1,394,300,996
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $13,675,896,119)		$ 12,488,630,083
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 12,488,630,083	$ 12,488,630,083	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $13,675,896,119) - See accompanying schedule		$ 12,488,630,083
Cash		7
Receivable for investments sold		81,648,849
Receivable for fund shares sold		25,464,606
Other receivables		8,713
Total assets		12,595,752,258

Liabilities
Payable for investments purchased	$ 2,920,674
Payable for fund shares redeemed	104,197,171
Other payables and accrued expenses	4,168
Total liabilities		107,122,013

Net Assets		$ 12,488,630,245
Net Assets consist of:
Paid in capital		$ 13,566,422,315
Undistributed net investment income		156,895,445
Accumulated undistributed net realized gain (loss) on investments		(47,421,479)
Net unrealized appreciation (depreciation) on investments		(1,187,266,036)
Net Assets, for 997,855,216 shares outstanding		$ 12,488,630,245
Net Asset Value, offering price and redemption price per share ($12,488,630,245 ÷ 997,855,216 shares)		$ 12.52

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 164,658,585
Interest		96
Total income		164,658,681

Expenses
Independent trustees' compensation	$ 29,137
Total expenses before reductions	29,137
Expense reductions	(29,137)	-
Net investment income (loss)		164,658,681
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(57,127,058)
Capital gain distributions from underlying funds	17,540,416	(39,586,642)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,297,704,709)
Net gain (loss)		(1,337,291,351)
Net increase (decrease) in net assets resulting from operations		$ (1,172,632,670)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 164,658,681	$ 402,874,803
Net realized gain (loss)	(39,586,642)	496,683,063
Change in net unrealized appreciation (depreciation)	(1,297,704,709)	(903,941,278)
Net increase (decrease) in net assets resulting from operations	(1,172,632,670)	(4,383,412)
Distributions to shareholders from net investment income	(79,627,436)	(388,589,230)
Distributions to shareholders from net realized gain	(338,414,097)	(429,676,712)
Total distributions	(418,041,533)	(818,265,942)
Share transactions Proceeds from sales of shares	1,892,882,758	5,024,645,662
Reinvestment of distributions	416,745,041	815,754,699
Cost of shares redeemed	(2,133,877,579)	(4,217,097,028)
Net increase (decrease) in net assets resulting from share transactions	175,750,220	1,623,303,333
Total increase (decrease) in net assets	(1,414,923,983)	800,653,979

Net Assets
Beginning of period	13,903,554,228	13,102,900,249
End of period (including undistributed net investment income of $156,895,445 and undistributed net investment income of $71,864,200, respectively)	$ 12,488,630,245	$ 13,903,554,228
Other Information Shares
Sold	137,434,037	336,981,437
Issued in reinvestment of distributions	29,389,634	54,630,900
Redeemed	(156,887,290)	(283,585,248)
Net increase (decrease)	9,936,381	108,027,089

Financial Highlights

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 14.89	$ 14.48	$ 13.45	$ 13.31	$ 11.40
Income from Investment Operations
Net investment income (loss) D	.16	.43	.39	.35	.28	.26
Net realized and unrealized gain (loss)	(1.29)	(.37)	.77	1.05	.20	2.02
Total from investment operations	(1.13)	.06	1.16	1.40	.48	2.28
Distributions from net investment income	(.08)	(.41)	(.38)	(.30)	(.29)	(.28)
Distributions from net realized gain	(.34)	(.47)	(.37)	(.07)	(.05)	(.09)
Total distributions	(.42)	(.88)	(.75)	(.37)	(.34)	(.37)
Net asset value, end of period	$ 12.52	$ 14.07	$ 14.89	$ 14.48	$ 13.45	$ 13.31
Total Return B, C	(8.38)%	.14%	8.17%	10.54%	3.59%	20.15%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.08%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.08%	.08%
Net investment income (loss)	2.36% A	2.86%	2.67%	2.48%	2.11%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,488,630	$ 13,903,554	$ 13,102,900	$ 10,689,271	$ 8,693,512	$ 7,387,863
Portfolio turnover rate	12% A	34%	12%	8%	1%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.5	6.3
Fidelity Blue Chip Growth Fund	2.2	2.2
Fidelity Disciplined Equity Fund	8.5	8.6
Fidelity Equity-Income Fund	8.5	8.0
Fidelity Growth Company Fund	5.5	5.3
Fidelity Mid-Cap Stock Fund	2.4	3.7
Fidelity OTC Portfolio	0.5	1.3
Fidelity Small Cap Growth Fund	0.6	0.6
Fidelity Small Cap Opportunities Fund	1.2	1.2
Fidelity Small Cap Value Fund	0.7	0.7
Fidelity Value Fund	5.2	5.0
	41.8	42.9
International Equity Funds
Fidelity Diversified International Fund	2.9	3.2
Fidelity Europe Fund	2.7	3.6
Fidelity Japan Fund	0.8	1.0
Fidelity Overseas Fund	2.8	3.2
Fidelity Southeast Asia Fund	0.3	0.4
	9.5	11.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity High Income Fund	2.8	2.9
	5.5	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	10.5	7.2
Fidelity Intermediate Bond Fund	4.2	4.2
Fidelity Investment Grade Bond Fund	7.4	7.4
Fidelity Strategic Real Return Fund	6.6	6.7
Fidelity Total Bond Fund	6.4	7.7
	35.1	33.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.1	3.3
Fidelity Short-Term Bond Fund	4.0	3.5
	8.1	6.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.8%
International Equity Funds	9.5%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	8.1%

Six months ago
Domestic Equity Funds	42.9%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	33.2%
Short-Term Funds	6.8%

Expected
Domestic Equity Funds	42.2%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	8.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Freedom 2015 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.3%
	Shares	Value
Domestic Equity Funds - 41.8%
Fidelity 100 Index Fund	54,092,697	$ 463,574,413
Fidelity Blue Chip Growth Fund	4,398,464	154,518,052
Fidelity Disciplined Equity Fund	26,539,404	611,998,662
Fidelity Equity-Income Fund	14,915,979	609,466,891
Fidelity Growth Company Fund	6,213,321	398,087,473
Fidelity Mid-Cap Stock Fund	8,083,174	172,414,091
Fidelity OTC Portfolio (a)	976,663	36,292,794
Fidelity Small Cap Growth Fund	3,700,012	44,400,146
Fidelity Small Cap Opportunities Fund	11,427,477	85,591,805
Fidelity Small Cap Value Fund	4,282,562	51,733,351
Fidelity Value Fund	6,362,166	373,586,370
TOTAL DOMESTIC EQUITY FUNDS		3,001,664,048
International Equity Funds - 9.5%
Fidelity Diversified International Fund	7,254,067	206,958,534
Fidelity Europe Fund	6,690,528	195,497,229
Fidelity Japan Fund	5,372,043	58,447,825
Fidelity Overseas Fund	6,192,893	202,074,109
Fidelity Southeast Asia Fund	966,583	22,821,030
TOTAL INTERNATIONAL EQUITY FUNDS		685,798,727
TOTAL EQUITY FUNDS (Cost $4,570,120,485)		3,687,462,775
Fixed-Income Funds - 40.6%
	Shares	Value
High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	26,515,201	$ 194,091,273
Fidelity High Income Fund	26,355,123	200,298,932
TOTAL HIGH YIELD FIXED-INCOME FUNDS		394,390,205
Investment Grade Fixed-Income Funds - 35.1%
Fidelity Government Income Fund	72,284,265	751,033,512
Fidelity Intermediate Bond Fund	31,879,793	302,858,033
Fidelity Investment Grade Bond Fund	79,939,302	533,994,538
Fidelity Strategic Real Return Fund	50,881,625	477,269,646
Fidelity Total Bond Fund	47,125,618	457,589,750
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,522,745,479
TOTAL FIXED-INCOME FUNDS (Cost $3,118,967,623)		2,917,135,684
Short-Term Funds - 8.1%

Fidelity Institutional Money Market Portfolio Institutional Class	293,134,676	293,134,676
Fidelity Short-Term Bond Fund	35,442,915	291,695,194
TOTAL SHORT-TERM FUNDS (Cost $601,197,367)		584,829,870
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,290,285,475)		$ 7,189,428,329
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,189,428,329	$ 7,189,428,329	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $8,290,285,475) - See accompanying schedule		$ 7,189,428,329
Cash		27
Receivable for investments sold		23,394,583
Receivable for fund shares sold		21,378,350
Total assets		7,234,201,289

Liabilities
Payable for investments purchased	$ 1,662,974
Payable for fund shares redeemed	43,110,832
Total liabilities		44,773,806

Net Assets		$ 7,189,427,483
Net Assets consist of:
Paid in capital		$ 8,208,998,502
Undistributed net investment income		85,846,575
Accumulated undistributed net realized gain (loss) on investments		(4,560,448)
Net unrealized appreciation (depreciation) on investments		(1,100,857,146)
Net Assets, for 689,892,494 shares outstanding		$ 7,189,427,483
Net Asset Value, offering price and redemption price per share ($7,189,427,483 ÷ 689,892,494 shares)		$ 10.42

Statement of Operations

Six months ended September 30, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 84,865,144

Expenses
Independent trustees' compensation	$ 15,442
Total expenses before reductions	15,442
Expense reductions	(15,442)	-
Net investment income (loss)		84,865,144
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,156,109)
Capital gain distributions from underlying funds	11,089,253	(66,856)
Change in net unrealized appreciation (depreciation) on underlying funds		(799,447,167)
Net gain (loss)		(799,514,023)
Net increase (decrease) in net assets resulting from operations		$ (714,648,879)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,865,144	$ 168,353,672
Net realized gain (loss)	(66,856)	233,339,105
Change in net unrealized appreciation (depreciation)	(799,447,167)	(516,277,194)
Net increase (decrease) in net assets resulting from operations	(714,648,879)	(114,584,417)
Distributions to shareholders from net investment income	(31,499,484)	(156,659,940)
Distributions to shareholders from net realized gain	(160,647,493)	(178,364,264)
Total distributions	(192,146,977)	(335,024,204)
Share transactions Proceeds from sales of shares	1,753,049,442	3,658,722,093
Reinvestment of distributions	191,810,895	334,395,215
Cost of shares redeemed	(965,307,552)	(1,525,352,165)
Net increase (decrease) in net assets resulting from share transactions	979,552,785	2,467,765,143
Total increase (decrease) in net assets	72,756,929	2,018,156,522

Net Assets
Beginning of period	7,116,670,554	5,098,514,032
End of period (including undistributed net investment income of $85,846,575 and undistributed net investment income of $32,480,915, respectively)	$ 7,189,427,483	$ 7,116,670,554
Other Information Shares
Sold	151,915,536	292,953,098
Issued in reinvestment of distributions	16,118,563	26,634,167
Redeemed	(84,810,220)	(122,531,666)
Net increase (decrease)	83,223,879	197,055,599

Financial Highlights

Six months ended September 30,2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.73	$ 12.45	$ 11.98	$ 10.87	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.34	.29	.25	.21	.07
Net realized and unrealized gain (loss)	(1.13)	(.38)	.72	1.13	.25	.54
Total from investment operations	(1.00)	(.04)	1.01	1.38	.46	.61
Distributions from net investment income	(.05)	(.30)	(.23)	(.19)	(.14)	(.04)
Distributions from net realized gain	(.26)	(.38)	(.31)	(.08)	(.02)	-
Total distributions	(.31)	(.68)	(.54)	(.27)	(.16)	(.04)
Net asset value, end of period	$ 10.42	$ 11.73	$ 12.45	$ 11.98	$ 10.87	$ 10.57
Total Return B,C	(8.89)%	(.62)%	8.58%	12.83%	4.30%	6.11%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.23% A	2.68%	2.37%	2.20%	2.01%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,189,427	$ 7,116,671	$ 5,098,514	$ 2,677,779	$ 912,493	$ 114,335
Portfolio turnover rate	8% A	24%	4%	1%	0%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	8.5	9.2
Fidelity Blue Chip Growth Fund	2.6	2.6
Fidelity Disciplined Equity Fund	10.6	10.1
Fidelity Equity-Income Fund	10.6	9.4
Fidelity Growth Company Fund	7.0	6.4
Fidelity Mid-Cap Stock Fund	3.2	4.7
Fidelity OTC Portfolio	0.7	1.5
Fidelity Small Cap Growth Fund	0.8	0.7
Fidelity Small Cap Opportunities Fund	1.5	1.4
Fidelity Small Cap Value Fund	0.9	0.7
Fidelity Value Fund	6.4	5.9
	52.8	52.6
International Equity Funds
Fidelity Diversified International Fund	3.6	3.7
Fidelity Europe Fund	3.4	4.6
Fidelity Japan Fund	1.0	1.2
Fidelity Overseas Fund	3.5	3.6
Fidelity Southeast Asia Fund	0.4	0.5
	11.9	13.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.7
Fidelity High Income Fund	3.7	3.9
	7.4	7.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.4	5.5
Fidelity Intermediate Bond Fund	3.6	3.9
Fidelity Investment Grade Bond Fund	6.4	6.8
Fidelity Strategic Real Return Fund	5.0	5.2
Fidelity Total Bond Fund	4.5	4.2
	26.9	25.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.2
Fidelity Short-Term Bond Fund	0.5	0.4
	1.0	0.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.8%
International Equity Funds	11.9%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	52.6%
International Equity Funds	13.6%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	25.6%
Short-Term Funds	0.6%

Expected
Domestic Equity Funds	52.0%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	1.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.7%
	Shares	Value
Domestic Equity Funds - 52.8%
Fidelity 100 Index Fund	182,774,436	$ 1,566,376,920
Fidelity Blue Chip Growth Fund	13,916,780	488,896,468
Fidelity Disciplined Equity Fund	84,883,602	1,957,415,854
Fidelity Equity-Income Fund	47,736,195	1,950,500,923
Fidelity Growth Company Fund	20,060,669	1,285,287,085
Fidelity Mid-Cap Stock Fund	27,802,738	593,032,399
Fidelity OTC Portfolio (a)	3,431,913	127,529,896
Fidelity Small Cap Growth Fund	11,743,774	140,925,292
Fidelity Small Cap Opportunities Fund	36,913,610	276,482,938
Fidelity Small Cap Value Fund	13,363,146	161,426,802
Fidelity Value Fund	20,204,732	1,186,421,864
TOTAL DOMESTIC EQUITY FUNDS		9,734,296,441
International Equity Funds - 11.9%
Fidelity Diversified International Fund	22,945,358	654,631,068
Fidelity Europe Fund	21,405,771	625,476,624
Fidelity Japan Fund	17,483,174	190,216,932
Fidelity Overseas Fund	19,478,671	635,589,029
Fidelity Southeast Asia Fund	3,197,764	75,499,202
TOTAL INTERNATIONAL EQUITY FUNDS		2,181,412,855
TOTAL EQUITY FUNDS (Cost $13,704,395,835)		11,915,709,296
Fixed-Income Funds - 34.3%
	Shares	Value
High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	91,353,826	$ 668,710,007
Fidelity High Income Fund	90,132,809	685,009,350
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,353,719,357
Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund	131,073,543	1,361,854,115
Fidelity Intermediate Bond Fund	70,198,006	666,881,061
Fidelity Investment Grade Bond Fund	175,397,272	1,171,653,780
Fidelity Strategic Real Return Fund	98,307,430	922,123,695
Fidelity Total Bond Fund	86,194,571	836,949,283
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,959,461,934
TOTAL FIXED-INCOME FUNDS (Cost $6,748,513,523)		6,313,181,291
Short-Term Funds - 1.0%

Fidelity Institutional Money Market Portfolio Institutional Class	93,946,240	93,946,240
Fidelity Short-Term Bond Fund	12,154,024	100,027,616
TOTAL SHORT-TERM FUNDS (Cost $198,909,202)		193,973,856
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,651,818,560)		$ 18,422,864,443
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,422,864,443	$ 18,422,864,443	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $20,651,818,560) - See accompanying schedule		$ 18,422,864,443
Receivable for investments sold		106,477,120
Receivable for fund shares sold		40,425,860
Other receivables		12,863
Total assets		18,569,780,286

Liabilities
Payable for investments purchased	$ 5,369,745
Payable for fund shares redeemed	141,666,504
Other payables and accrued expenses	6,159
Total liabilities		147,042,408

Net Assets		$ 18,422,737,878
Net Assets consist of:
Paid in capital		$ 20,509,328,943
Undistributed net investment income		187,031,772
Accumulated undistributed net realized gain (loss) on investments		(44,668,720)
Net unrealized appreciation (depreciation) on investments		(2,228,954,117)
Net Assets, for 1,452,917,988 shares outstanding		$ 18,422,737,878
Net Asset Value, offering price and redemption price per share ($18,422,737,878 ÷ 1,452,917,988 shares)		$ 12.68

Statement of Operations

Six months ended September 30, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 189,970,749
Interest		202
Total income		189,970,951

Expenses
Independent trustees' compensation	$ 42,680
Total expenses before reductions	42,680
Expenses reductions	(42,680)	-
Net investment income (loss)		189,970,951
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(64,266,720)
Capital gain distributions from underlying funds	29,525,304	(34,741,416)
Change in net unrealized appreciation (depreciation) on underlying funds		(2,375,589,997)
Net gain (loss)		(2,410,331,413)
Net increase (decrease) in net assets resulting from operations		$ (2,220,360,462)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 189,970,951	$ 451,417,464
Net realized gain (loss)	(34,741,416)	949,778,161
Change in net unrealized appreciation (depreciation)	(2,375,589,997)	(1,737,254,393)
Net increase (decrease) in net assets resulting from operations	(2,220,360,462)	(336,058,768)
Distributions to shareholders from net investment income	(41,695,973)	(474,419,421)
Distributions to shareholders from net realized gain	(660,167,954)	(814,931,103)
Total distributions	(701,863,927)	(1,289,350,524)
Share transactions Proceeds from sales of shares	3,013,508,783	6,725,682,355
Reinvestment of distributions	700,825,822	1,287,420,853
Cost of shares redeemed	(2,397,816,955)	(4,664,773,890)
Net increase (decrease) in net assets resulting from share transactions	1,316,517,650	3,348,329,318
Total increase (decrease) in net assets	(1,605,706,739)	1,722,920,026

Net Assets
Beginning of period	20,028,444,617	18,305,524,591
End of period (including undistributed net investment income of $187,031,772 and undistributed net investment income of $38,756,794, respectively)	$ 18,422,737,878	$ 20,028,444,617
Other Information Shares
Sold	210,392,840	424,869,998
Issued in reinvestment of distributions	47,130,175	80,667,548
Redeemed	(170,619,793)	(294,979,067)
Net increase (decrease)	86,903,222	210,558,479

Financial Highlights

Six months ended September 30,2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.84	$ 15.37	$ 13.71	$ 13.34	$ 10.50
Income from Investment Operations
Net investment income (loss) D	.13	.36	.31	.27	.24	.23
Net realized and unrealized gain (loss)	(1.60)	(.50)	1.03	1.72	.43	2.87
Total from investment operations	(1.47)	(.14)	1.34	1.99	.67	3.10
Distributions from net investment income	(.03)	(.37)	(.28)	(.23)	(.26)	(.22)
Distributions from net realized gain	(.48)	(.67)	(.59)	(.10)	(.04)	(.04)
Total distributions	(.51)	(1.04)	(.87)	(.33)	(.30)	(.26)
Net asset value, end of period	$ 12.68	$ 14.66	$ 15.84	$ 15.37	$ 13.71	$ 13.34
Total Return B,C	(10.57)%	(1.32)%	8.95%	14.64%	5.01%	29.68%
Ratios to Average Net Assets E,F
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.08%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.08%	.08%
Net investment income (loss)	1.85% A	2.24%	1.99%	1.87%	1.79%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,422,738	$ 20,028,445	$ 18,305,525	$ 13,847,298	$ 9,915,821	$ 7,541,432
Portfolio turnover rate	12% A	35%	7%	4%	0%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	8.4	7.4
Fidelity Blue Chip Growth Fund	2.9	2.9
Fidelity Disciplined Equity Fund	11.4	11.3
Fidelity Equity-Income Fund	11.4	10.6
Fidelity Growth Company Fund	7.4	6.9
Fidelity Mid-Cap Stock Fund	3.1	4.8
Fidelity OTC Portfolio	0.6	1.7
Fidelity Small Cap Growth Fund	0.8	0.8
Fidelity Small Cap Opportunities Fund	1.6	1.6
Fidelity Small Cap Value Fund	0.9	0.9
Fidelity Value Fund	7.0	6.5
	55.5	55.4
International Equity Funds
Fidelity Diversified International Fund	3.9	4.3
Fidelity Europe Fund	3.5	4.5
Fidelity Japan Fund	1.1	1.3
Fidelity Overseas Fund	3.8	4.2
Fidelity Southeast Asia Fund	0.4	0.6
	12.7	14.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.7
Fidelity High Income Fund	3.9	3.8
	7.6	7.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	5.0
Fidelity Intermediate Bond Fund	2.7	2.4
Fidelity Investment Grade Bond Fund	4.8	4.3
Fidelity Strategic Real Return Fund	4.6	4.6
Fidelity Total Bond Fund	4.5	5.9
	24.2	22.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	55.5%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	24.2%

Six months ago
Domestic Equity Funds	55.4%
International Equity Funds	14.9%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.2%

Expected
Domestic Equity Funds	56.1%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Freedom 2025 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.2%
	Shares	Value
Domestic Equity Funds - 55.5%
Fidelity 100 Index Fund	66,219,235	$ 567,498,846
Fidelity Blue Chip Growth Fund	5,520,231	193,925,719
Fidelity Disciplined Equity Fund	33,452,055	771,404,393
Fidelity Equity-Income Fund	18,809,791	768,568,078
Fidelity Growth Company Fund	7,808,106	500,265,326
Fidelity Mid-Cap Stock Fund	9,956,361	212,369,183
Fidelity OTC Portfolio (a)	1,184,902	44,030,942
Fidelity Small Cap Growth Fund	4,668,547	56,022,558
Fidelity Small Cap Opportunities Fund	14,185,425	106,248,831
Fidelity Small Cap Value Fund	5,344,584	64,562,573
Fidelity Value Fund	8,046,547	472,493,252
TOTAL DOMESTIC EQUITY FUNDS		3,757,389,701
International Equity Funds - 12.7%
Fidelity Diversified International Fund	9,241,910	263,671,703
Fidelity Europe Fund	8,115,167	237,125,191
Fidelity Japan Fund	6,532,685	71,075,617
Fidelity Overseas Fund	7,901,575	257,828,402
Fidelity Southeast Asia Fund	1,188,151	28,052,246
TOTAL INTERNATIONAL EQUITY FUNDS		857,753,159
TOTAL EQUITY FUNDS (Cost $5,748,950,449)		4,615,142,860
Fixed-Income Funds - 31.8%
	Shares	Value
High Yield Fixed-Income Funds - 7.6%
Fidelity Capital & Income Fund	34,559,124	$ 252,972,784
Fidelity High Income Fund	34,386,907	261,340,495
TOTAL HIGH YIELD FIXED-INCOME FUNDS		514,313,279
Investment Grade Fixed-Income Funds - 24.2%
Fidelity Government Income Fund	49,145,650	510,623,300
Fidelity Intermediate Bond Fund	19,172,684	182,140,502
Fidelity Investment Grade Bond Fund	48,676,903	325,161,710
Fidelity Strategic Real Return Fund	33,001,623	309,555,227
Fidelity Total Bond Fund	31,608,024	306,913,912
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,634,394,651
TOTAL FIXED-INCOME FUNDS (Cost $2,315,858,405)		2,148,707,930
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,064,808,854)		$ 6,763,850,790
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,763,850,790	$ 6,763,850,790	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelty Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $8,064,808,854) - See accompanying schedule		$ 6,763,850,790
Cash		36
Receivable for investments sold		22,752,085
Receivable for fund shares sold		21,103,409
Total assets		6,807,706,320

Liabilities
Payable for investments purchased	$ 2,114,748
Payable for fund shares redeemed	41,740,842
Total liabilities		43,855,590

Net Assets		$ 6,763,850,730
Net Assets consist of:
Paid in capital		$ 8,010,354,902
Undistributed net investment income		62,013,600
Accumulated undistributed net realized gain (loss) on investments		(7,559,708)
Net unrealized appreciation (depreciation) on investments		(1,300,958,064)
Net Assets, for 644,358,068 shares outstanding		$ 6,763,850,730
Net Asset Value, offering price and redemption price per share ($6,763,850,730 ÷ 644,358,068 shares)		$ 10.50

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 62,027,894

Expenses
Independent trustees' compensation	$ 14,597
Total expenses before reductions	14,597
Expense reductions	(14,597)	-
Net investment income (loss)		62,027,894
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(16,776,796)
Capital gain distributions from underlying funds	10,942,382	(5,834,414)
Change in net unrealized appreciation (depreciation) on underlying funds		(909,490,843)
Net gain (loss)		(915,325,257)
Net increase (decrease) in net assets resulting from operations		$ (853,297,363)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,027,894	$ 122,392,965
Net realized gain (loss)	(5,834,414)	260,202,592
Change in net unrealized appreciation (depreciation)	(909,490,843)	(602,980,581)
Net increase (decrease) in net assets resulting from operations	(853,297,363)	(220,385,024)
Distributions to shareholders from net investment income	(22,794,513)	(112,963,788)
Distributions to shareholders from net realized gain	(190,897,666)	(172,614,012)
Total distributions	(213,692,179)	(285,577,800)
Share transactions Proceeds from sales of shares	1,725,400,472	3,681,868,491
Reinvestment of distributions	213,521,884	285,285,015
Cost of shares redeemed	(759,123,036)	(1,159,346,950)
Net increase (decrease) in net assets resulting from share transactions	1,179,799,320	2,807,806,556
Total increase (decrease) in net assets	112,809,778	2,301,843,732

Net Assets
Beginning of period	6,651,040,952	4,349,197,220
End of period (including undistributed net investment income of $62,013,600 and undistributed net investment income of $22,780,219, respectively)	$ 6,763,850,730	$ 6,651,040,952
Other Information Shares
Sold	144,575,376	281,048,308
Issued in reinvestment of distributions	17,219,499	21,491,234
Redeemed	(64,823,670)	(88,531,680)
Net increase (decrease)	96,971,205	214,007,862

Financial Highlights

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 13.05	$ 12.52	$ 11.07	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.28	.24	.21	.18	.06
Net realized and unrealized gain (loss)	(1.37)	(.49)	.89	1.48	.39	.63
Total from investment operations	(1.27)	(.21)	1.13	1.69	.57	.69
Distributions from net investment income	(.04)	(.25)	(.19)	(.15)	(.13)	(.05)
Distributions from net realized gain	(.34)	(.44)	(.41)	(.10)	(.01)	-
Total distributions	(.38)	(.69)	(.60)	(.24) H	(.14)	(.05)
Net asset value, end of period	$ 10.50	$ 12.15	$ 13.05	$ 12.52	$ 11.07	$ 10.64
Total Return B, C	(10.97)%	(2.00)%	9.18%	15.41%	5.33%	6.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.72% A	2.16%	1.88%	1.75%	1.67%	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,763,851	$ 6,651,041	$ 4,349,197	$ 2,099,810	$ 682,499	$ 66,423
Portfolio turnover rate	10% A	24%	3%	1%	0%	7% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	10.2	10.0
Fidelity Blue Chip Growth Fund	3.5	3.7
Fidelity Disciplined Equity Fund	13.0	12.1
Fidelity Equity-Income Fund	13.0	11.4
Fidelity Growth Company Fund	8.5	7.8
Fidelity Mid-Cap Stock Fund	3.7	5.7
Fidelity OTC Portfolio	0.8	2.1
Fidelity Small Cap Growth Fund	0.9	0.9
Fidelity Small Cap Opportunities Fund	1.8	1.7
Fidelity Small Cap Value Fund	1.1	0.9
Fidelity Value Fund	8.0	7.3
	64.5	63.6
International Equity Funds
Fidelity Diversified International Fund	4.4	4.6
Fidelity Europe Fund	4.3	5.5
Fidelity Japan Fund	1.3	1.5
Fidelity Overseas Fund	4.3	4.4
Fidelity Southeast Asia Fund	0.5	0.7
	14.8	16.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.8	3.9
Fidelity High Income Fund	4.0	4.0
	7.8	7.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.6	2.6
Fidelity Intermediate Bond Fund	1.6	1.6
Fidelity Investment Grade Bond Fund	2.9	2.9
Fidelity Strategic Real Return Fund	2.5	2.4
Fidelity Total Bond Fund	2.3	2.3
	12.9	11.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	64.5%
International Equity Funds	14.8%
High Yield Fixed-Income Funds	7.8%
Investment Grade Fixed-Income Funds	12.9%

Six months ago
Domestic Equity Funds	63.6%
International Equity Funds	16.7%
High Yield Fixed-Income Funds	7.9%
Investment Grade Fixed-Income Funds	11.8%

Expected
Domestic Equity Funds	63.4%
International Equity Funds	15.8%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 79.3%
	Shares	Value
Domestic Equity Funds - 64.5%
Fidelity 100 Index Fund	147,178,826	$ 1,261,322,540
Fidelity Blue Chip Growth Fund	12,278,333	431,337,829
Fidelity Disciplined Equity Fund	70,232,145	1,619,553,252
Fidelity Equity-Income Fund	39,537,969	1,615,521,429
Fidelity Growth Company Fund	16,531,520	1,059,174,517
Fidelity Mid-Cap Stock Fund	21,365,559	455,727,370
Fidelity OTC Portfolio (a)	2,572,228	95,583,989
Fidelity Small Cap Growth Fund	9,832,430	117,989,162
Fidelity Small Cap Opportunities Fund	30,435,377	227,960,975
Fidelity Small Cap Value Fund	11,261,142	136,034,597
Fidelity Value Fund	16,821,909	987,782,500
TOTAL DOMESTIC EQUITY FUNDS		8,007,988,160
International Equity Funds - 14.8%
Fidelity Diversified International Fund	19,251,846	549,255,158
Fidelity Europe Fund	18,297,213	534,644,551
Fidelity Japan Fund	14,662,083	159,523,463
Fidelity Overseas Fund	16,358,139	533,766,064
Fidelity Southeast Asia Fund	2,637,391	62,268,808
TOTAL INTERNATIONAL EQUITY FUNDS		1,839,458,044
TOTAL EQUITY FUNDS (Cost $11,566,185,812)		9,847,446,204
Fixed-Income Funds - 20.7%
	Shares	Value
High Yield Fixed-Income Funds - 7.8%
Fidelity Capital & Income Fund	64,571,002	$ 472,659,732
Fidelity High Income Fund	64,229,567	488,144,713
TOTAL HIGH YIELD FIXED-INCOME FUNDS		960,804,445
Investment Grade Fixed-Income Funds - 12.9%
Fidelity Government Income Fund	43,292,434	449,808,387
Fidelity Intermediate Bond Fund	21,411,592	203,410,127
Fidelity Investment Grade Bond Fund	53,739,673	358,981,018
Fidelity Strategic Real Return Fund	33,090,700	310,390,769
Fidelity Total Bond Fund	28,805,053	279,697,062
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,602,287,363
TOTAL FIXED-INCOME FUNDS (Cost $2,787,869,430)		2,563,091,808
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $14,354,055,242)		$ 12,410,538,012
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 12,410,538,012	$ 12,410,538,012	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $14,354,055,242) - See accompanying schedule		$ 12,410,538,012
Cash		57
Receivable for investments sold		52,485,151
Receivable for fund shares sold		27,590,719
Other receivables		8,718
Total assets		12,490,622,657

Liabilities
Payable for investments purchased	$ 3,950,524
Payable for fund shares redeemed	76,125,386
Other payables and accrued expenses	4,174
Total liabilities		80,080,084

Net Assets		$ 12,410,542,573
Net Assets consist of:
Paid in capital		$ 14,281,184,930
Undistributed net investment income		88,732,857
Accumulated undistributed net realized gain (loss) on investments		(15,857,984)
Net unrealized appreciation (depreciation) on investments		(1,943,517,230)
Net Assets, for 978,075,028 shares outstanding		$ 12,410,542,573
Net Asset Value, offering price and redemption price per share ($12,410,542,573 ÷ 978,075,028 shares)		$ 12.69

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 90,716,977
Interest		239
Total income		90,717,216

Expenses
Independent trustees' compensation	$ 28,864
Total expenses before reductions	28,864
Expense reductions	(28,864)	-
Net investment income (loss)		90,717,216
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,194,650)
Capital gain distributions from underlying funds	20,216,165	(2,978,485)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,830,086,763)
Net gain (loss)		(1,833,065,248)
Net increase (decrease) in net assets resulting from operations		$ (1,742,348,032)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 90,717,216	$ 231,710,251
Net realized gain (loss)	(2,978,485)	691,749,953
Change in net unrealized appreciation (depreciation)	(1,830,086,763)	(1,363,407,219)
Net increase (decrease) in net assets resulting from operations	(1,742,348,032)	(439,947,015)
Distributions to shareholders from net investment income	(36,478,389)	(223,916,045)
Distributions to shareholders from net realized gain	(519,805,836)	(555,992,230)
Total distributions	(556,284,225)	(779,908,275)
Share transactions Proceeds from sales of shares	2,282,148,406	5,113,969,081
Reinvestment of distributions	555,523,597	778,954,554
Cost of shares redeemed	(1,575,238,207)	(3,104,739,906)
Net increase (decrease) in net assets resulting from share transactions	1,262,433,796	2,788,183,729
Total increase (decrease) in net assets	(1,036,198,461)	1,568,328,439

Net Assets
Beginning of period	13,446,741,034	11,878,412,595
End of period (including undistributed net investment income of $88,732,857 and undistributed net investment income of $34,494,030, respectively)	$ 12,410,542,573	$ 13,446,741,034
Other Information Shares
Sold	156,107,634	311,694,664
Issued in reinvestment of distributions	36,380,059	46,777,835
Redeemed	(109,785,350)	(188,969,160)
Net increase (decrease)	82,702,343	169,503,339

Financial Highlights

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 16.36	$ 15.82	$ 13.81	$ 13.27	$ 10.04
Income from Investment Operations
Net investment income (loss) D	.10	.28	.24	.22	.20	.19
Net realized and unrealized gain (loss)	(1.82)	(.63)	1.21	2.09	.56	3.23
Total from investment operations	(1.72)	(.35)	1.45	2.31	.76	3.42
Distributions from net investment income	(.04)	(.27)	(.21)	(.19)	(.22)	(.19)
Distributions from net realized gain	(.57)	(.72)	(.70)	(.11)	-	-
Total distributions	(.61)	(.99)	(.91)	(.30)	(.22)	(.19)
Net asset value, end of period	$ 12.69	$ 15.02	$ 16.36	$ 15.82	$ 13.81	$ 13.27
Total Return B, C	(12.14)%	(2.65)%	9.40%	16.86%	5.72%	34.22%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.08%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.08%	.08%
Net investment income (loss)	1.30% A	1.72%	1.51%	1.48%	1.52%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,410,543	$ 13,446,741	$ 11,878,413	$ 8,550,504	$ 5,856,816	$ 4,363,601
Portfolio turnover rate	10% A	36%	6%	5%	0%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	9.8	8.7
Fidelity Blue Chip Growth Fund	3.4	3.0
Fidelity Disciplined Equity Fund	13.6	13.3
Fidelity Equity-Income Fund	13.6	12.5
Fidelity Growth Company Fund	8.9	8.2
Fidelity Mid-Cap Stock Fund	3.7	5.7
Fidelity OTC Portfolio	0.8	1.8
Fidelity Small Cap Growth Fund	1.0	1.0
Fidelity Small Cap Opportunities Fund	1.8	1.9
Fidelity Small Cap Value Fund	1.1	1.0
Fidelity Value Fund	8.4	7.7
	66.1	64.8
International Equity Funds
Fidelity Diversified International Fund	4.7	5.2
Fidelity Europe Fund	4.1	5.2
Fidelity Japan Fund	1.2	1.5
Fidelity Overseas Fund	4.7	5.1
Fidelity Southeast Asia Fund	0.5	0.7
	15.2	17.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.8	3.8
Fidelity High Income Fund	3.9	3.9
	7.7	7.7
Investment Grade Fixed- Income Funds
Fidelity Government Income Fund	3.6	2.2
Fidelity Intermediate Bond Fund	1.2	1.0
Fidelity Investment Grade Bond Fund	2.1	1.8
Fidelity Strategic Real Return Fund	2.1	2.1
Fidelity Total Bond Fund	2.0	2.7
	11.0	9.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.1%
International Equity Funds	15.2%
High Yield Fixed-Income Funds	7.7%
Investment Grade Fixed-Income Funds	11.0%

Six months ago
Domestic Equity Funds	64.8%
International Equity Funds	17.7%
High Yield Fixed- Income Funds	7.7%
Investment Grade Fixed-Income Funds	9.8%

Expected
Domestic Equity Funds	66.0%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Freedom 2035 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.3%
	Shares	Value
Domestic Equity Funds - 66.1%
Fidelity 100 Index Fund	46,254,027	$ 396,397,009
Fidelity Blue Chip Growth Fund	3,877,242	136,207,497
Fidelity Disciplined Equity Fund	23,880,049	550,673,929
Fidelity Equity-Income Fund	13,458,052	549,896,011
Fidelity Growth Company Fund	5,593,810	358,395,420
Fidelity Mid-Cap Stock Fund	7,000,796	149,326,987
Fidelity OTC Portfolio (a)	828,926	30,802,878
Fidelity Small Cap Growth Fund	3,312,085	39,745,014
Fidelity Small Cap Opportunities Fund	9,904,829	74,187,166
Fidelity Small Cap Value Fund	3,777,606	45,633,478
Fidelity Value Fund	5,743,107	337,235,271
TOTAL DOMESTIC EQUITY FUNDS		2,668,500,660
International Equity Funds - 15.2%
Fidelity Diversified International Fund	6,695,671	191,027,500
Fidelity Europe Fund	5,665,075	165,533,481
Fidelity Japan Fund	4,565,299	49,670,454
Fidelity Overseas Fund	5,739,690	187,286,084
Fidelity Southeast Asia Fund	822,347	19,415,613
TOTAL INTERNATIONAL EQUITY FUNDS		612,933,132
TOTAL EQUITY FUNDS (Cost $4,092,396,730)		3,281,433,792
Fixed-Income Funds - 18.7%
	Shares	Value
High Yield Fixed-Income Funds - 7.7%
Fidelity Capital & Income Fund	21,019,696	$ 153,864,177
Fidelity High Income Fund	20,854,654	158,495,369
TOTAL HIGH YIELD FIXED-INCOME FUNDS		312,359,546
Investment Grade Fixed-Income Funds - 11.0%
Fidelity Government Income Fund	14,079,028	146,281,098
Fidelity Intermediate Bond Fund	4,914,378	46,686,593
Fidelity Investment Grade Bond Fund	12,578,122	84,021,852
Fidelity Strategic Real Return Fund	8,909,678	83,572,775
Fidelity Total Bond Fund	8,506,923	82,602,224
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		443,164,542
TOTAL FIXED-INCOME FUNDS (Cost $828,380,044)		755,524,088
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,920,776,774)		$ 4,036,957,880
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,036,957,880	$ 4,036,957,880	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $4,920,776,774) - See accompanying schedule		$ 4,036,957,880
Cash		72
Receivable for investments sold		4,993,772
Receivable for fund shares sold		13,572,107
Total assets		4,055,523,831

Liabilities
Payable for investments purchased	$ 1,427,124
Payable for fund shares redeemed	17,138,768
Total liabilities		18,565,892

Net Assets		$ 4,036,957,939
Net Assets consist of:
Paid in capital		$ 4,904,226,478
Undistributed net investment income		26,741,073
Accumulated undistributed net realized gain (loss) on investments		(10,190,718)
Net unrealized appreciation (depreciation) on investments		(883,818,894)
Net Assets, for 384,533,552 shares outstanding		$ 4,036,957,939
Net Asset Value, offering price and redemption price per share ($4,036,957,939 ÷ 384,533,552 shares)		$ 10.50

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 26,509,445

Expenses
Independent trustees' compensation	$ 8,664
Total expenses before reductions	8,664
Expense reductions	(8,664)	-
Net investment income (loss)		26,509,445
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(13,980,465)
Capital gain distributions from underlying funds	6,192,094	(7,788,371)
Change in net unrealized appreciation (depreciation) on underlying funds		(598,325,330)
Net gain (loss)		(606,113,701)
Net increase (decrease) in net assets resulting from operations		$ (579,604,256)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,509,445	$ 56,933,149
Net realized gain (loss)	(7,788,371)	185,393,264
Change in net unrealized appreciation (depreciation)	(598,325,330)	(417,865,074)
Net increase (decrease) in net assets resulting from operations	(579,604,256)	(175,538,661)
Distributions to shareholders from net investment income	(6,603,383)	(54,240,115)
Distributions to shareholders from net realized gain	(140,310,643)	(116,139,616)
Total distributions	(146,914,026)	(170,379,731)
Share transactions Proceeds from sales of shares	1,136,353,130	2,306,674,618
Reinvestment of distributions	146,828,412	170,293,385
Cost of shares redeemed	(434,682,554)	(769,809,327)
Net increase (decrease) in net assets resulting from share transactions	848,498,988	1,707,158,676
Total increase (decrease) in net assets	121,980,706	1,361,240,284

Net Assets
Beginning of period	3,914,977,233	2,553,736,949
End of period (including undistributed net investment income of $26,741,073 and undistributed net investment income of $6,835,011, respectively)	$ 4,036,957,939	$ 3,914,977,233
Other Information Shares
Sold	93,751,750	170,425,104
Issued in reinvestment of distributions	11,570,396	12,346,190
Redeemed	(36,370,108)	(56,612,140)
Net increase (decrease)	68,952,038	126,159,154

Financial Highlights

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 13.48	$ 12.89	$ 11.22	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.23	.19	.18	.17	.06
Net realized and unrealized gain (loss)	(1.53)	(.57)	1.01	1.73	.49	.68
Total from investment operations	(1.46)	(.34)	1.20	1.91	.66	.74
Distributions from net investment income	(.02)	(.21)	(.17)	(.13)	(.13)	(.05)
Distributions from net realized gain	(.43)	(.52)	(.44)	(.11)	-	-
Total distributions	(.45)	(.73)	(.61)	(.24)	(.13)	(.05)
Net asset value, end of period	$ 10.50	$ 12.41	$ 13.48	$ 12.89	$ 11.22	$ 10.69
Total Return B, C	(12.42)%	(3.00)%	9.51%	17.18%	6.12%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.00%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.24% A	1.70%	1.50%	1.48%	1.56%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,036,958	$ 3,914,977	$ 2,553,737	$ 1,155,906	$ 352,091	$ 27,943
Portfolio turnover rate	10% A	28%	3%	1%	0%	18% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	10.5	10.2
Fidelity Blue Chip Growth Fund	3.6	3.7
Fidelity Disciplined Equity Fund	13.9	13.0
Fidelity Equity-Income Fund	13.9	12.1
Fidelity Growth Company Fund	9.1	8.3
Fidelity Mid-Cap Stock Fund	3.9	5.8
Fidelity OTC Portfolio	0.8	2.0
Fidelity Small Cap Growth Fund	1.0	1.0
Fidelity Small Cap Opportunities Fund	1.9	1.8
Fidelity Small Cap Value Fund	1.2	1.0
Fidelity Value Fund	8.5	7.7
	68.3	66.6
International Equity Funds
Fidelity Diversified International Fund	4.8	5.1
Fidelity Europe Fund	4.5	5.7
Fidelity Japan Fund	1.3	1.5
Fidelity Overseas Fund	4.7	5.0
Fidelity Southeast Asia Fund	0.5	0.7
	15.8	18.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.9	5.0
Fidelity High Income Fund	5.0	5.2
	9.9	10.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	1.8	1.2
Fidelity Intermediate Bond Fund	0.7	0.7
Fidelity Investment Grade Bond Fund	1.3	1.2
Fidelity Strategic Real Return Fund	1.2	1.2
Fidelity Total Bond Fund	1.0	0.9
	6.0	5.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.3%
International Equity Funds	15.8%
High Yield Fixed-Income Funds	9.9%
Investment Grade Fixed-Income Funds	6.0%

Six months ago
Domestic Equity Funds	66.6%
International Equity Funds	18.0%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	5.2%

Expected
Domestic Equity Funds	67.5%
International Equity Funds	16.9%
High Yield Fixed-Income Funds	9.4%
Investment Grade Fixed-Income Funds	6.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.1%
	Shares	Value
Domestic Equity Funds - 68.3%
Fidelity 100 Index Fund	81,286,114	$ 696,621,998
Fidelity Blue Chip Growth Fund	6,755,999	237,338,239
Fidelity Disciplined Equity Fund	39,904,216	920,191,221
Fidelity Equity-Income Fund	22,575,774	922,446,138
Fidelity Growth Company Fund	9,389,234	601,568,197
Fidelity Mid-Cap Stock Fund	12,038,597	256,783,276
Fidelity OTC Portfolio (a)	1,437,181	53,405,632
Fidelity Small Cap Growth Fund	5,519,625	66,235,503
Fidelity Small Cap Opportunities Fund	16,921,068	126,738,798
Fidelity Small Cap Value Fund	6,400,053	77,312,643
Fidelity Value Fund	9,556,464	561,155,567
TOTAL DOMESTIC EQUITY FUNDS		4,519,797,212
International Equity Funds - 15.8%
Fidelity Diversified International Fund	11,059,431	315,525,572
Fidelity Europe Fund	10,153,106	296,673,765
Fidelity Japan Fund	8,082,707	87,939,850
Fidelity Overseas Fund	9,456,218	308,556,379
Fidelity Southeast Asia Fund	1,438,243	33,956,908
TOTAL INTERNATIONAL EQUITY FUNDS		1,042,652,474
TOTAL EQUITY FUNDS (Cost $6,634,800,825)		5,562,449,686
Fixed-Income Funds - 15.9%
	Shares	Value
High Yield Fixed-Income Funds - 9.9%
Fidelity Capital & Income Fund	44,288,640	$ 324,192,846
Fidelity High Income Fund	43,968,667	334,161,868
TOTAL HIGH YIELD FIXED-INCOME FUNDS		658,354,714
Investment Grade Fixed-Income Funds - 6.0%
Fidelity Government Income Fund	11,500,663	119,491,886
Fidelity Intermediate Bond Fund	5,167,491	49,091,160
Fidelity Investment Grade Bond Fund	12,709,148	84,897,108
Fidelity Strategic Real Return Fund	8,569,650	80,383,317
Fidelity Total Bond Fund	6,479,939	62,920,208
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		396,783,679
TOTAL FIXED-INCOME FUNDS (Cost $1,172,989,387)		1,055,138,393
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,807,790,212)		$ 6,617,588,079
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,617,588,079	$ 6,617,588,079	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $7,807,790,212) - See accompanying schedule		$ 6,617,588,079
Cash		38
Receivable for investments sold		23,442,404
Receivable for fund shares sold		17,678,123
Total assets		6,658,708,644

Liabilities
Payable for investments purchased	$ 2,364,533
Payable for fund shares redeemed	38,805,183
Total liabilities		41,169,716

Net Assets		$ 6,617,538,928
Net Assets consist of:
Paid in capital		$ 7,776,016,715
Undistributed net investment income		42,773,765
Accumulated undistributed net realized gain (loss) on investments		(11,049,419)
Net unrealized appreciation (depreciation) on investments		(1,190,202,133)
Net Assets, for 897,291,517 shares outstanding		$ 6,617,538,928
Net Asset Value, offering price and redemption price per share ($6,617,538,928 ÷ 897,291,517 shares)		$ 7.38

Statement of Operations

Six months ended September 30, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 43,789,954
Interest		182
Total income		43,790,136

Expenses
Independent trustees' compensation	$ 15,143
Total expenses before reductions	15,143
Expense reductions	(15,143)	-
Net investment income (loss)		43,790,136
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(16,252,652)
Capital gain distributions from underlying funds	10,091,085	(6,161,567)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,014,008,889)
Net gain (loss)		(1,020,170,456)
Net increase (decrease) in net assets resulting from operations		$ (976,380,320)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,790,136	$ 113,480,346
Net realized gain (loss)	(6,161,567)	398,280,811
Change in net unrealized appreciation (depreciation)	(1,014,008,889)	(797,537,548)
Net increase (decrease) in net assets resulting from operations	(976,380,320)	(285,776,391)
Distributions to shareholders from net investment income	(16,293,385)	(108,667,308)
Distributions to shareholders from net realized gain	(276,992,554)	(319,081,044)
Total distributions	(293,285,939)	(427,748,352)
Share transactions Proceeds from sales of shares	1,504,640,932	3,336,033,521
Reinvestment of distributions	292,757,797	427,115,796
Cost of shares redeemed	(920,755,561)	(1,933,991,244)
Net increase (decrease) in net assets resulting from share transactions	876,643,168	1,829,158,073
Total increase (decrease) in net assets	(393,023,091)	1,115,633,330

Net Assets
Beginning of period	7,010,562,019	5,894,928,689
End of period (including undistributed net investment income of $42,773,765 and undistributed net investment income of $15,277,014, respectively)	$ 6,617,538,928	$ 7,010,562,019
Other Information Shares
Sold	176,151,295	344,759,374
Issued in reinvestment of distributions	32,673,869	43,417,661
Redeemed	(109,019,460)	(199,462,588)
Net increase (decrease)	99,805,704	188,714,447

Financial Highlights

Six months ended September 30,2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 9.68	$ 9.33	$ 8.10	$ 7.75	$ 5.72
Income from Investment Operations
Net investment income (loss) D	.05	.16	.14	.13	.11	.11
Net realized and unrealized gain (loss)	(1.10)	(.42)	.74	1.29	.38	2.04
Total from investment operations	(1.05)	(.26)	.88	1.42	.49	2.15
Distributions from net investment income	(.02)	(.15)	(.13)	(.10)	(.13)	(.09)
Distributions from net realized gain	(.34)	(.48)	(.40)	(.09)	(.02)	(.03)
Total distributions	(.36)	(.63)	(.53)	(.19)	(.14) G	(.12)
Net asset value, end of period	$ 7.38	$ 8.79	$ 9.68	$ 9.33	$ 8.10	$ 7.75
Total Return B,C	(12.67)%	(3.29)%	9.68%	17.65%	6.35%	37.75%
Ratios to Average Net Assets E,F
Expenses before reductions	.00% A	.00%	.00%	.01%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.08%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.08%	.08%
Net investment income (loss)	1.19% A	1.66%	1.49%	1.45%	1.45%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,617,539	$ 7,010,562	$ 5,894,929	$ 3,867,885	$ 2,138,102	$ 1,295,302
Portfolio turnover rate	10% A	37%	4%	4%	1%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.14 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	8.4	7.5
Fidelity Blue Chip Growth Fund	3.8	2.8
Fidelity Disciplined Equity Fund	15.2	15.8
Fidelity Equity-Income Fund	14.4	14.1
Fidelity Growth Company Fund	8.9	9.1
Fidelity Mid-Cap Stock Fund	3.6	4.2
Fidelity OTC Portfolio	1.1	0.8
Fidelity Small Cap Growth Fund	1.0	1.1
Fidelity Small Cap Opportunities Fund	1.9	2.1
Fidelity Small Cap Value Fund	1.2	1.1
Fidelity Value Fund	9.1	8.5
	68.6	67.1
International Equity Funds
Fidelity Diversified International Fund	4.9	5.3
Fidelity Europe Fund	4.4	5.7
Fidelity Japan Fund	1.3	1.6
Fidelity Overseas Fund	4.8	5.3
Fidelity Southeast Asia Fund	0.5	0.8
	15.9	18.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0	5.0
Fidelity High Income Fund	5.2	5.2
	10.2	10.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	2.3	1.4
Fidelity Intermediate Bond Fund	0.4	0.2
Fidelity Investment Grade Bond Fund	0.8	0.3
Fidelity Strategic Real Return Fund	1.0	0.9
Fidelity Total Bond Fund	0.8	1.2
	5.3	4.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.6%
International Equity Funds	15.9%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	5.3%

Six months ago
Domestic Equity Funds	67.1%
International Equity Funds	18.7%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	4.0%

Expected
Domestic Equity Funds	68.0%
International Equity Funds	17.1%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	4.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Freedom 2045 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.5%
	Shares	Value
Domestic Equity Funds - 68.6%
Fidelity 100 Index Fund	8,183,290	$ 70,130,797
Fidelity Blue Chip Growth Fund	895,528	31,459,899
Fidelity Disciplined Equity Fund	5,473,720	126,223,983
Fidelity Equity-Income Fund	2,918,537	119,251,402
Fidelity Growth Company Fund	1,149,555	73,651,960
Fidelity Mid-Cap Stock Fund	1,416,989	30,224,370
Fidelity OTC Portfolio (a)	243,890	9,062,966
Fidelity Small Cap Growth Fund	692,062	8,304,739
Fidelity Small Cap Opportunities Fund	2,125,002	15,916,263
Fidelity Small Cap Value Fund	817,781	9,878,793
Fidelity Value Fund	1,286,591	75,548,611
TOTAL DOMESTIC EQUITY FUNDS		569,653,783
International Equity Funds - 15.9%
Fidelity Diversified International Fund	1,437,137	41,001,516
Fidelity Europe Fund	1,238,020	36,174,953
Fidelity Japan Fund	991,777	10,790,531
Fidelity Overseas Fund	1,229,718	40,125,694
Fidelity Southeast Asia Fund	179,893	4,247,284
TOTAL INTERNATIONAL EQUITY FUNDS		132,339,978
TOTAL EQUITY FUNDS (Cost $881,571,032)		701,993,761
Fixed-Income Funds - 15.5%
	Shares	Value
High Yield Fixed-Income Funds - 10.2%
Fidelity Capital & Income Fund	5,669,756	$ 41,502,613
Fidelity High Income Fund	5,642,222	42,880,891
TOTAL HIGH YIELD FIXED-INCOME FUNDS		84,383,504
Investment Grade Fixed-Income Funds - 5.3%
Fidelity Government Income Fund	1,870,019	19,429,496
Fidelity Intermediate Bond Fund	386,436	3,671,140
Fidelity Investment Grade Bond Fund	971,716	6,491,061
Fidelity Strategic Real Return Fund	840,092	7,880,059
Fidelity Total Bond Fund	683,804	6,639,732
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		44,111,488
TOTAL FIXED-INCOME FUNDS (Cost $143,269,749)		128,494,992
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,024,840,781)		$ 830,488,753
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 830,488,753	$ 830,488,753	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (cost $1,024,840,781) - See accompanying schedule		$ 830,488,753
Receivable for investments sold		748,734
Receivable for fund shares sold		4,332,439
Total assets		835,569,926

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	1,552
Payable for fund shares redeemed	5,079,625
Total liabilities		5,081,179

Net Assets		$ 830,488,747
Net Assets consist of:
Paid in capital		$ 1,024,085,438
Undistributed net investment income		4,567,737
Accumulated undistributed net realized gain (loss) on investments		(3,812,400)
Net unrealized appreciation (depreciation) on investments		(194,352,028)
Net Assets, for 95,683,126 shares outstanding		$ 830,488,747
Net Asset Value, offering price and redemption price per share ($830,488,747 ÷ 95,683,126 shares)		$ 8.68

Statement of Operations

Six months ended September 30, 2008 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,749,024
Interest		332
Total income		4,749,356

Expenses
Independent trustees' compensation	$ 1,546
Total expenses before reductions	1,546
Expense reductions	(1,546)	-
Net investment income (loss)		4,749,356
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,854,376)
Capital gain distributions from underlying funds	1,072,520	(3,781,856)
Change in net unrealized appreciation (depreciation) on underlying funds		(125,300,625)
Net gain (loss)		(129,082,481)
Net increase (decrease) in net assets resulting from operations		$ (124,333,125)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,749,356	$ 6,562,248
Net realized gain (loss)	(3,781,856)	26,037,272
Change in net unrealized appreciation (depreciation)	(125,300,625)	(72,067,473)
Net increase (decrease) in net assets resulting from operations	(124,333,125)	(39,467,953)
Distributions to shareholders from net investment income	(1,060,593)	(5,525,508)
Distributions to shareholders from net realized gain	(19,096,027)	(9,417,079)
Total distributions	(20,156,620)	(14,942,587)
Share transactions Proceeds from sales of shares	398,521,753	643,512,741
Reinvestment of distributions	20,146,927	14,934,109
Cost of shares redeemed	(99,900,387)	(125,663,145)
Net increase (decrease) in net assets resulting from share transactions	318,768,293	532,783,705
Total increase (decrease) in net assets	174,278,548	478,373,165

Net Assets
Beginning of period	656,210,199	177,837,034
End of period (including undistributed net investment income of $4,567,737 and undistributed net investment income of $878,974, respectively)	$ 830,488,747	$ 656,210,199
Other Information Shares
Sold	39,771,257	57,779,653
Issued in reinvestment of distributions	1,906,053	1,307,717
Redeemed	(10,093,988)	(11,210,894)
Net increase (decrease)	31,583,322	47,876,476

Financial Highlights

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.18	.11
Net realized and unrealized gain (loss)	(1.34)	(.49)	1.01
Total from investment operations	(1.28)	(.31)	1.12
Distributions from net investment income	(.02)	(.13)	(.07)
Distributions from net realized gain	(.27)	(.28)	(.09)
Total distributions	(.28) H	(.41)	(.16)
Net asset value, end of period	$ 8.68	$ 10.24	$ 10.96
Total Return B, C	(12.95)%	(3.19)%	11.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	1.18% A	1.65%	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 830,489	$ 656,210	$ 177,837
Portfolio turnover rate	14% A	17%	0% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.28 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.270 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2008
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	9.3	8.3
Fidelity Blue Chip Growth Fund	3.9	3.2
Fidelity Disciplined Equity Fund	15.1	15.4
Fidelity Equity-Income Fund	14.5	14.2
Fidelity Growth Company Fund	9.0	9.0
Fidelity Mid-Cap Stock Fund	4.0	4.7
Fidelity OTC Portfolio	1.2	0.9
Fidelity Small Cap Growth Fund	1.0	1.1
Fidelity Small Cap Opportunities Fund	2.0	2.1
Fidelity Small Cap Value Fund	1.2	1.1
Fidelity Value Fund	9.1	8.4
	70.3	68.4
International Equity Funds
Fidelity Diversified International Fund	5.7	5.8
Fidelity Europe Fund	5.4	6.6
Fidelity Japan Fund	1.6	1.9
Fidelity Overseas Fund	5.6	5.7
Fidelity Southeast Asia Fund	0.6	0.9
	18.9	20.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0	5.1
Fidelity High Income Fund	5.2	5.2
	10.2	10.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.2	0.1
Fidelity Intermediate Bond Fund	0.1	0.0 *
Fidelity Investment Grade Bond Fund	0.1	0.0 *
Fidelity Strategic Real Return Fund	0.1	0.1
Fidelity Total Bond Fund	0.1	0.2
	0.6	0.4
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	70.3%
International Equity Funds	18.9%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	0.6%

Six months ago
Domestic Equity Funds	68.4%
International Equity Funds	20.9%
High Yield Fixed-Income Funds	10.3%
Investment Grade Fixed-Income Funds	0.4%

Expected
Domestic Equity Funds	69.5%
International Equity Funds	20.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2008. The current allocation is based on the fund's holdings as of September 30, 2008. The expected allocation represents the fund's anticipated allocation at March 31, 2009.

Semiannual Report

Fidelity Freedom 2050 Fund

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.2%
	Shares	Value
Domestic Equity Funds - 70.3%
Fidelity 100 Index Fund	7,797,518	$ 66,824,725
Fidelity Blue Chip Growth Fund	787,323	27,658,669
Fidelity Disciplined Equity Fund	4,711,685	108,651,466
Fidelity Equity-Income Fund	2,538,895	103,739,251
Fidelity Growth Company Fund	1,003,922	64,321,268
Fidelity Mid-Cap Stock Fund	1,355,609	28,915,132
Fidelity OTC Portfolio (a)	232,106	8,625,068
Fidelity Small Cap Growth Fund	609,340	7,312,081
Fidelity Small Cap Opportunities Fund	1,876,577	14,055,559
Fidelity Small Cap Value Fund	720,913	8,708,627
Fidelity Value Fund	1,115,834	65,521,789
TOTAL DOMESTIC EQUITY FUNDS		504,333,635
International Equity Funds - 18.9%
Fidelity Diversified International Fund	1,433,345	40,893,319
Fidelity Europe Fund	1,314,919	38,421,940
Fidelity Japan Fund	1,053,303	11,459,941
Fidelity Overseas Fund	1,224,042	39,940,500
Fidelity Southeast Asia Fund	190,549	4,498,872
TOTAL INTERNATIONAL EQUITY FUNDS		135,214,572
TOTAL EQUITY FUNDS (Cost $815,740,189)		639,548,207
Fixed-Income Funds - 10.8%
	Shares	Value
High Yield Fixed-Income Funds - 10.2%
Fidelity Capital & Income Fund	4,931,800	$ 36,100,776
Fidelity High Income Fund	4,906,266	37,287,619
TOTAL HIGH YIELD FIXED-INCOME FUNDS		73,388,395
Investment Grade Fixed-Income Funds - 0.6%
Fidelity Government Income Fund	167,728	1,742,695
Fidelity Intermediate Bond Fund	37,372	355,031
Fidelity Investment Grade Bond Fund	85,140	568,733
Fidelity Strategic Real Return Fund	72,458	679,659
Fidelity Total Bond Fund	65,813	639,048
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,985,166
TOTAL FIXED-INCOME FUNDS (Cost $89,344,854)		77,373,561
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $905,085,043)		$ 716,921,768
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 716,921,768	$ 716,921,768	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008 (Unaudited)
Assets
Investment in securities, at value (cost $905,085,043) - See accompanying schedule		$ 716,921,768
Receivable for investments sold		752,676
Receivable for fund shares sold		3,326,255
Total assets		721,000,699

Liabilities
Payable for investments purchased	$ 1
Payable for fund shares redeemed	4,078,933
Total liabilities		4,078,934

Net Assets		$ 716,921,765
Net Assets consist of:
Paid in capital		$ 908,607,035
Undistributed net investment income		3,395,297
Accumulated undistributed net realized gain (loss) on investments		(6,917,292)
Net unrealized appreciation (depreciation) on investments		(188,163,275)
Net Assets, for 83,239,596 shares outstanding		$ 716,921,765
Net Asset Value, offering price and redemption price per share ($716,921,765 ÷ 83,239,596 shares)		$ 8.61

Statement of Operations

Six months ended September 30, 2008 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 3,798,805
Interest		609
Total income		3,799,414

Expenses
Independent trustees' compensation	$ 1,460
Total expenses before reductions	1,460
Expenses reductions	(1,460)	-
Net investment income (loss)		3,799,414
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,856,385)
Capital gain distributions from underlying funds	907,554	(6,948,831)
Change in net unrealized appreciation (depreciation) on underlying funds		(109,165,566)
Net gain (loss)		(116,114,397)
Net increase (decrease) in net assets resulting from operations		$ (112,314,983)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,799,414	$ 6,175,929
Net realized gain (loss)	(6,948,831)	26,201,577
Change in net unrealized appreciation (depreciation)	(109,165,566)	(81,277,676)
Net increase (decrease) in net assets resulting from operations	(112,314,983)	(48,900,170)
Distributions to shareholders from net investment income	(1,379,591)	(5,305,795)
Distributions to shareholders from net realized gain	(20,004,055)	(8,019,436)
Total distributions	(21,383,646)	(13,325,231)
Share transactions Proceeds from sales of shares	381,041,604	727,877,590
Reinvestment of distributions	21,334,649	13,279,880
Cost of shares redeemed	(176,417,389)	(202,303,302)
Net increase (decrease) in net assets resulting from share transactions	225,958,864	538,854,168
Total increase (decrease) in net assets	92,260,235	476,628,767

Net Assets
Beginning of period	624,661,530	148,032,763
End of period (including undistributed net investment income of $3,395,297 and undistributed net investment income of $975,474, respectively)	$ 716,921,765	$ 624,661,530
Other Information Shares
Sold	37,696,002	64,478,896
Issued in reinvestment of distributions	2,014,603	1,155,619
Redeemed	(17,364,354)	(18,224,274)
Net increase (decrease)	22,346,251	47,410,241

Financial Highlights

Six months ended September 30,2008

Years ended March 31,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.18	.11
Net realized and unrealized gain (loss)	(1.39)	(.53)	1.02
Total from investment operations	(1.34)	(.35)	1.13
Distributions from net investment income	(.02)	(.12)	(.06)
Distributions from net realized gain	(.29)	(.25)	(.09)
Total distributions	(.31)	(.37)	(.15)
Net asset value, end of period	$ 8.61	$ 10.26	$ 10.98
Total Return B,C	(13.63)%	(3.53)%	11.33%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	1.03% A	1.59%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 716,922	$ 624,662	$ 148,033
Portfolio turnover rate	23% A	16%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2008 (Unaudited)

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund and Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of September 30, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund, and Freedom 2030 Fund, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 2,634,887,421	$ 30,296,279	$ (177,758,572)	$ (147,462,293)
Freedom 2000	1,774,750,263	27,384,400	(124,835,170)	(97,450,770)
Freedom 2005	1,116,437,033	6,128,259	(138,954,201)	(132,825,942)
Freedom 2010	13,684,758,026	315,639,980	(1,511,767,923)	(1,196,127,943)
Freedom 2015	8,290,377,162	37,089,333	(1,138,038,166)	(1,100,948,833)
Freedom 2020	20,659,016,279	540,773,761	(2,776,925,597)	(2,236,151,836)
Freedom 2025	8,064,892,275	32,856,254	(1,333,897,739)	(1,301,041,485)
Freedom 2030	14,360,391,811	352,570,341	(2,302,424,140)	(1,949,853,799)
Freedom 2035	4,920,801,765	17,500,675	(901,344,560)	(883,843,885)
Freedom 2040	7,808,435,225	147,362,695	(1,338,209,841)	(1,190,847,146)
Freedom 2045	1,024,844,670	324,161	(194,680,078)	(194,355,917)
Freedom 2050	905,087,472	138,211	(188,303,915)	(188,165,704)

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	193,046,936	90,391,961
Freedom 2000	102,904,490	106,022,288
Freedom 2005	98,801,645	66,247,823
Freedom 2010	862,201,825	922,309,013
Freedom 2015	1,193,726,155	310,365,550
Freedom 2020	2,046,231,527	1,210,565,178
Freedom 2025	1,410,613,539	371,536,129
Freedom 2030	1,540,238,246	720,452,213
Freedom 2035	939,515,614	205,229,108
Freedom 2040	989,669,569	350,211,573
Freedom 2045	360,876,259	56,442,700
Freedom 2050	294,519,549	85,237,955

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

During the period ended September 30, 2008, this reimbursement reduced each Fund's expenses by the following:

Reimbursement from adviser
Freedom Income	$ 5,307
Freedom 2000	3,681
Freedom 2005	2,218
Freedom 2015	15,442
Freedom 2010	29,137
Freedom 2020	42,680
Freedom 2025	14,597
Freedom 2030	28,864
Freedom 2035	8,664
Freedom 2040	15,143
Freedom 2045	1,546
Freedom 2050	1,460

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Freedom 2010	Freedom 2020	Freedom 2030	Freedom 2040
Fidelity 100 Index Fund	13%	25%	20%	11%
Fidelity Disciplined Equity Fund	-	17%	14%	-
Fidelity Europe Fund	-	18%	15%	-
Fidelity Government Income Fund	11%	13%	-	-
Fidelity High Income Fund	-	14%	-	-
Fidelity Intermediate Bond Fund	-	10%	-	-
Fidelity Investment Grade Bond Fund	12%	12%	-	-
Fidelity Japan Fund	-	16%	13%	-
Fidelity Short-Term Bond Fund	11%	-	-	-
Fidelity Small Cap Growth Fund	-	12%	-	-
Fidelity Small Cap Opportunities Fund	11%	22%	18%	10%
Fidelity Small Cap Value Fund	-	12%	10%	-
Fidelity Strategic Real Return Fund	16%	17%	-	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity 100 Index Fund	96%
Fidelity Capital & Income Fund	30%
Fidelity Disciplined Equity Fund	69%
Fidelity Equity-Income Fund	33%
Fidelity Europe Fund	72%
Fidelity Government Income Fund	48%
Fidelity High Income Fund	53%
Fidelity Intermediate Bond Fund	35%
Fidelity Investment Grade Bond Fund	42%
Fidelity Japan Fund	61%
Fidelity Mid-Cap Stock Fund	24%
Fidelity Overseas Fund	38%
Fidelity Short-Term Bond Fund	30%
Fidelity Small Cap Growth Fund	47%
Fidelity Small Cap Opportunities Fund	87%
Fidelity Small Cap Value Fund	49%
Fidelity Strategic Real Return Fund	61%
Fidelity Total Bond Fund	29%
Fidelity Value Fund	31%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination to renew the Advisory Contracts, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For each of Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, Freedom 2030 Fund, Freedom 2040 Fund, and Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark").

Semiannual Report

Because each of Freedom 2005 Fund, Freedom 2015 Fund, Freedom 2025 Fund, and Freedom 2035 Fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark").

Because each of Freedom 2045 Fund and Freedom 2050 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2007, the fund's total return and the total return of a proprietary custom index ("benchmark").

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, (for each fund other than Freedom Income Fund) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

Freedom 2000 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds.

Freedom 2005 Fund

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2010 Fund

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Freedom 2015 Fund

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Freedom 2020 Fund

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Freedom 2025 Fund

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2030 Fund

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Freedom 2035 Fund

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Freedom 2040 Fund

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Freedom 2045 Fund

The Board stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2050 Fund

The Board stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom Income Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Freedom 2000 Fund

Freedom 2005 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2010 Fund

Freedom 2015 Fund

Semiannual Report

Freedom 2020 Fund

Freedom 2025 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2030 Fund

Freedom 2035 Fund

Semiannual Report

Freedom 2040 Fund

Freedom 2045 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2050 Fund

Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that, for Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund and Freedom Income Fund, it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

The Board noted that, for Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund and Freedom Income Fund, the management fees shown in prior years reflect each fund's previous all-inclusive management fee. For a more meaningful comparison of management fees, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR (under the administration agreement) for non-
management expenses (including pricing and bookkeeping fees and custody fees) from a fund's all-inclusive fee. In this regard, the Board realizes that net management fees may have varied from year to year because of differences in non-management expenses, and that non-management expenses may have exceeded a fund's all-inclusive fee and resulted in a negative net management fee.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each fund's total expenses, the Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund (or the retail class of the underlying fund, if that underlying fund offers multiple classes of shares) bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked equal to its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY (Freedom Income, Freedom 2000,

2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040)

Mellon Bank, N.A.

Pittsburgh, PA (Freedom 2045, 2050)

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FF-USAN-1108
1.792160.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 9, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 9, 2008